UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2015
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 94.6%

             AUSTRALIA - 17.6%
     80,617  AMP Ltd. (b)........................................  $    316,630
     31,408  Ansell Ltd. (b).....................................       415,893
     38,245  APA Group (b).......................................       230,825
      6,016  BHP Billiton Ltd. (b)...............................        95,019
     54,250  Boral Ltd. (b)......................................       201,765
     19,806  Caltex Australia Ltd. (b)...........................       437,215
      7,646  Cochlear Ltd. (b)...................................       449,903
      1,879  CSL Ltd. (b)........................................       118,252
    441,473  Fortescue Metals Group Ltd. (b).....................       569,911
    116,668  Harvey Norman Holdings Ltd. (b).....................       319,573
     41,600  Lend Lease Group (b)................................       368,292
     38,831  Newcrest Mining Ltd. (b) (c)........................       349,431
      8,649  Orica Ltd. (b)......................................        91,796
    277,336  Qantas Airways Ltd. (b) (c).........................       728,111
     13,271  QBE Insurance Group Ltd. (b)........................       120,856
     10,295  Ramsay Health Care Ltd. (b).........................       424,607
     16,933  Sonic Healthcare Ltd. (b)...........................       217,798
     86,964  Tatts Group Ltd. (b)................................       230,731
     15,040  Woodside Petroleum Ltd. (b).........................       307,815
                                                                   ------------
                                                                      5,994,423
                                                                   ------------

             BERMUDA - 3.5%
     61,429  Cheung Kong Infrastructure Holdings Ltd. (b)........       550,971
    152,362  Kerry Properties Ltd. (b)...........................       418,326
     43,544  Orient Overseas International Ltd. (b)..............       204,888
                                                                   ------------
                                                                      1,174,185
                                                                   ------------

             CAYMAN ISLANDS - 2.0%
     51,988  CK Hutchison Holdings Ltd. (b)......................       678,941
                                                                   ------------

             HONG KONG - 17.4%
     36,908  BOC Hong Kong Holdings Ltd. (b).....................       108,613
    170,912  Cathay Pacific Airways Ltd. (b).....................       321,414
    341,156  Fosun International Ltd. (b)........................       588,191
     87,394  Hang Lung Group Ltd. (b)............................       297,532
    187,999  Hang Lung Properties Ltd. (b).......................       422,877
     61,760  Henderson Land Development Co., Ltd. (b)............       370,107
    150,247  Hysan Development Co., Ltd. (b).....................       626,581
     27,812  MTR Corp., Ltd. (b).................................       120,747
    342,357  New World Development Co., Ltd. (b).................       332,972
     64,440  Power Assets Holdings Ltd. (b)......................       610,204
    243,528  Sino Land Co., Ltd. (b).............................       372,693
    202,153  SJM Holdings Ltd. (b)...............................       144,188
     17,204  Sun Hung Kai Properties Ltd. (b)....................       224,397
     78,399  Techtronic Industries Co., Ltd. (b).................       291,765
     94,312  Wharf Holdings (The) Ltd. (b).......................       533,370
    129,276  Wheelock & Co., Ltd. (b)............................       562,274
                                                                   ------------
                                                                      5,927,925
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             IRELAND - 0.4%
     11,341  James Hardie Industries PLC (b).....................  $    136,898
                                                                   ------------

             NEW ZEALAND - 2.0%
    277,031  Meridian Energy Ltd. (b)............................       373,025
    113,742  Mighty River Power Ltd. (b).........................       183,226
     59,161  Spark New Zealand Ltd. (b)..........................       113,056
                                                                   ------------
                                                                        669,307
                                                                   ------------

             SINGAPORE - 5.5%
    251,000  ComfortDelGro Corp. Ltd. (b)........................       507,066
     52,153  Flextronics International Ltd. (c)..................       549,693
    206,100  Frasers Centrepoint Ltd. (b)........................       215,139
     20,100  Keppel Corp., Ltd. (b)..............................        96,127
     43,000  Sembcorp Industries Ltd. (b)........................       104,945
     94,900  UOL Group Ltd. (b)..................................       401,796
                                                                   ------------
                                                                      1,874,766
                                                                   ------------

             SOUTH KOREA - 46.2%
      2,186  Amorepacific Corp. (b)..............................       712,349
      4,889  AMOREPACIFIC Group (b)..............................       675,204
      8,394  Celltrion, Inc. (b).................................       483,408
      1,164  CJ CheilJedang Corp. (b)............................       375,060
      2,500  CJ Corp. (b)........................................       558,243
     36,993  Daewoo Engineering & Construction Co.,
                Ltd. (b) (c).....................................       199,756
     19,174  Dongsuh Cos., Inc. (b)..............................       595,082
      5,102  Hana Financial Group, Inc. (b)......................       113,991
     12,937  Hankook Tire Co., Ltd. (b)..........................       433,093
      3,975  Hanssem Co., Ltd. (b)...............................       962,442
      3,384  Hyosung Corp. (b)...................................       323,249
        984  Hyundai Department Store Co., Ltd. (b)..............       111,507
     12,866  Hyundai Development Co.-Engineering &
                Construction (b).................................       594,128
      2,910  Hyundai Engineering & Construction Co., Ltd. (b)....        84,396
      2,380  Hyundai Mobis Co., Ltd. (b).........................       465,687
      4,352  Hyundai Motor Co. (b)...............................       604,755
      6,028  Hyundai Steel Co. (b)...............................       262,752
      3,110  Hyundai Wia Corp. (b)...............................       339,860
     16,225  Kia Motors Corp. (b)................................       735,499
     13,003  Korea Aerospace Industries, Ltd. (b)................       749,003
      9,566  Korea Electric Power Corp. (b)......................       394,395
     10,865  Korea Gas Corp. (b).................................       364,895
     12,085  Korean Air Lines Co., Ltd. (b) (c)..................       320,306
        649  LG Chem Ltd. (b)....................................       157,317
      4,786  LG Corp. (b)........................................       246,408
     18,745  LG Display Co., Ltd. (b)............................       357,861
      2,490  LG Electronics, Inc. (b)............................        96,185
        698  LG Household & Health Care Ltd. (b).................       505,135
     13,334  LG Uplus Corp. (b)..................................       136,484
      2,162  Lotte Chemical Corp. (b)............................       495,439
      1,853  Lotte Shopping Co., Ltd. (b)........................       447,843
        350  Neo Holdings Co., Ltd. (b) (c)......................             0


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        253  Orion Corp. (b).....................................  $    201,474
      1,200  POSCO (b)...........................................       169,674
      6,843  S-Oil Corp. (b).....................................       364,130
      7,146  Samsung Card Co., Ltd. (b)..........................       218,822
      7,630  Samsung Electro-Mechanics Co., Ltd. (b).............       415,854
        509  Samsung Electronics Co., Ltd. (b)...................       488,362
     12,881  SK Hynix, Inc. (b)..................................       367,373
      1,615  SK Telecom Co., Ltd. (b)............................       358,265
     31,274  Woori Bank (b)......................................       248,546
                                                                   ------------
                                                                     15,734,232
                                                                   ------------
             TOTAL COMMON STOCKS ................................    32,190,677
             (Cost $36,301,090)                                    ------------


REAL ESTATE INVESTMENT TRUSTS (a) - 5.3%

             AUSTRALIA - 2.7%
    113,854  Federation Centres (b)..............................       219,857
     81,759  Goodman Group (b)...................................       337,952
     86,098  Mirvac Group (b)....................................       104,537
     92,544  Scentre Group (b)...................................       254,709
                                                                   ------------
                                                                        917,055
                                                                   ------------

             HONG KONG - 1.7%
    107,244  Link REIT (b).......................................       589,035
                                                                   ------------

             SINGAPORE - 0.9%
    102,700  CapitaLand Commercial Trust (b).....................        96,964
    302,200  Keppel REIT (b).....................................       202,882
                                                                   ------------
                                                                        299,846
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     1,805,936
             (Cost $2,156,633)                                     ------------

RIGHTS (a) - 0.0%

             HONG KONG - 0.0%
38,265       Fosun International Ltd. (b) (c)....................             0
                                                                   ------------
             TOTAL RIGHTS .......................................             0
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.9% ..........................    33,996,613
             (Cost $38,457,723) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............        29,992
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 34,026,605
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.



                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $33,446,920 or 98.30% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,144,454 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,605,564.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Singapore.................................  $     1,874,766  $     549,693  $     1,325,073  $            --
    Other Country Categories *                       30,315,911                      30,315,911
                                                ---------------  -------------  ---------------   --------------
Total Common Stocks...........................       32,190,677        549,693       31,640,984               --
Real Estate Investment Trusts*................        1,805,936             --        1,805,936               --
Rights*.......................................               --**           --               --**             --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    33,996,613  $     549,693  $    33,446,920   $           --
                                                ===============  =============  ===============   ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred investments valued at $508,499 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and NYSE close on September 30, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND  (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                23.8%
Industrials                               17.9
Consumer Discretionary                    15.2
Consumer Staples                           9.0
Materials                                  8.4
Utilities                                  8.0
Information Technology                     6.4
Health Care                                6.2
Energy                                     3.3
Telecommunication Services                 1.8
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 92.3%

             AUSTRIA - 2.4%
     28,280  ams AG (b)..........................................  $  1,055,145
     22,713  ANDRITZ AG (b)......................................     1,023,469
     98,942  OMV AG (b)..........................................     2,407,476
    225,244  UNIQA Insurance Group AG (b)........................     1,953,098
     74,177  voestalpine AG (b)..................................     2,550,393
                                                                   ------------
                                                                      8,989,581
                                                                   ------------

             BELGIUM - 2.7%
     37,856  Ageas (b)...........................................     1,555,746
     72,658  bpost S.A. (b)......................................     1,727,780
     37,756  Delhaize Group (b)..................................     3,346,717
     24,588  Groupe Bruxelles Lambert S.A. (b)...................     1,855,511
     13,148  Sofina S.A. (b).....................................     1,463,242
                                                                   ------------
                                                                      9,948,996
                                                                   ------------

             BERMUDA - 1.0%
    107,506  Hiscox Ltd. (b).....................................     1,533,506
    361,461  Seadrill Ltd. (b) (c) (d)...........................     2,111,022
                                                                   ------------
                                                                      3,644,528
                                                                   ------------

             CAYMAN ISLANDS - 0.4%
    112,455  Phoenix Group Holdings (b)..........................     1,390,534
                                                                   ------------

             DENMARK - 4.0%
      1,300  AP Moeller - Maersk A.S., Class B (b)...............     2,003,927
     43,677  DSV A.S. (b)........................................     1,632,076
     36,123  Genmab A.S. (b) (d).................................     3,321,681
     16,128  Jyske Bank A.S. (b) (d).............................       892,340
     25,396  Novo Nordisk A.S., Class B (b)......................     1,370,484
     22,365  Pandora A.S. (b)....................................     2,612,658
     94,849  TDC A.S. (b)........................................       489,168
     49,222  Vestas Wind Systems A.S. (b)........................     2,559,004
                                                                   ------------
                                                                     14,881,338
                                                                   ------------

             FINLAND - 4.2%
    163,289  Fortum OYJ (b)......................................     2,416,012
     65,517  Huhtamaki OYJ (b)...................................     2,002,119
     63,592  Kesko OYJ, Class B (b)..............................     2,252,485
    103,648  Neste OYJ (b).......................................     2,385,452
    355,700  Nokia OYJ (b).......................................     2,432,205
    341,534  Outokumpu OYJ (b) (c) (d)...........................       788,628
    197,784  Stora Enso OYJ, Class R (b).........................     1,496,538
    139,575  UPM-Kymmene OYJ (b).................................     2,095,121
                                                                   ------------
                                                                     15,868,560
                                                                   ------------

             FRANCE - 10.4%
     13,014  Accor S.A. (b)......................................       610,190
     34,610  Bouygues S.A. (b)...................................     1,228,269
     40,669  Carrefour S.A. (b)..................................     1,205,284
     30,924  Cie de Saint-Gobain (b).............................     1,342,113


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
     13,659  Cie Generale des Etablissements Michelin (b)........  $  1,249,722
     84,902  Electricite de France S.A. (b)......................     1,499,158
    103,059  Engie S.A. (b)......................................     1,667,545
     77,672  Faurecia (b)........................................     2,422,362
      1,213  Financiere de L'Odet (b)............................     1,274,836
     94,794  Groupe Eurotunnel SE (b)............................     1,291,518
     42,245  Orange S.A. (b).....................................       640,403
    162,221  Peugeot S.A. (b) (d)................................     2,458,066
     29,838  Renault S.A. (b)....................................     2,152,894
      9,730  Safran S.A. (b).....................................       731,615
      9,590  Sartorius Stedim Biotech (b)........................     2,854,223
    100,633  SCOR SE (b).........................................     3,613,759
     14,059  Societe Generale S.A. (b)...........................       628,311
    153,272  Societe Television Francaise 1 (b)..................     2,155,536
     11,213  Technip S.A. (b)....................................       530,640
     13,667  TOTAL S.A. (b) (c)..................................       614,781
     22,737  Valeo S.A. (b)......................................     3,087,164
     27,822  Vallourec S.A. (b) (c)..............................       247,159
     71,788  Veolia Environnement S.A. (b).......................     1,637,208
     11,879  Vinci S.A. (b)......................................       755,370
    136,706  Vivendi S.A. (b)....................................     3,238,799
                                                                   ------------
                                                                     39,136,925
                                                                   ------------

             GERMANY - 15.5%
      3,909  Allianz SE (b)......................................       614,077
     45,987  Axel Springer SE (b)................................     2,571,651
      6,834  BASF SE (b).........................................       522,688
      4,517  Bayer AG (b)........................................       579,524
     21,718  Bayerische Motoren Werke AG (b).....................     1,894,737
     34,014  Brenntag AG (b).....................................     1,835,185
      8,606  Continental AG (b)..................................     1,838,120
     35,232  Daimler AG (b)......................................     2,564,998
      8,309  Deutsche Boerse AG (b)..............................       716,602
    148,333  Deutsche Telekom AG (b).............................     2,640,554
     30,839  Duerr AG (b)........................................     2,169,541
     32,648  Fresenius Medical Care AG & Co. KGaA (b)............     2,551,604
     56,872  Fresenius SE & Co. KGaA (b).........................     3,817,693
     28,076  GEA Group AG (b)....................................     1,070,550
     32,862  Hannover Rueck SE (b)...............................     3,366,090
      8,563  HeidelbergCement AG (b).............................       588,038
      5,773  Henkel AG & Co. KGaA (Preference Shares) (b)........       594,593
    113,616  Infineon Technologies AG (b)........................     1,276,525
     62,370  K+S AG (b)..........................................     2,092,726
     16,575  KION Group AG (b)...................................       736,521
     26,087  Krones AG (b).......................................     2,749,383
     44,075  KUKA AG (b) (c).....................................     3,382,500
      8,556  LEG Immobilien AG (b) ..............................       707,862
     18,138  Merck KGaA (b)......................................     1,605,872
     20,016  METRO AG (b)........................................       553,801


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     27,699  MTU Aero Engines AG (b).............................  $  2,318,976
     12,602  Muenchener Rueckversicherungs-Gesellschaft AG in
                Muenchen (b).....................................     2,353,607
     13,660  OSRAM Licht AG (b)..................................       707,702
     34,557  Porsche Automobil Holding SE (Preference
                Shares) (b)......................................     1,470,251
     41,504  ProSiebenSat.1 Media AG (b).........................     2,037,249
    136,678  RHOEN-KLINIKUM AG (b)...............................     3,870,518
     10,749  Symrise AG (b)......................................       647,662
     25,878  ThyssenKrupp AG (b).................................       454,727
     12,754  Volkswagen AG (Preference Shares) (b)...............     1,400,998
                                                                   ------------
                                                                     58,303,125
                                                                   ------------

             IRELAND - 2.9%
     26,090  CRH PLC (b).........................................       688,670
     28,883  ICON PLC (d)........................................     2,049,827
     42,337  King Digital Entertainment PLC (c) .................       573,243
    107,559  Kingspan Group PLC (b)..............................     2,601,945
    113,614  Ryanair Holdings PLC (b) ...........................     1,666,721
    120,934  Smurfit Kappa Group PLC (b).........................     3,258,208
                                                                   ------------
                                                                     10,838,614
                                                                   ------------

             ITALY - 8.4%
  1,306,998  A2A S.p.A. (b)......................................     1,622,591
     83,151  Brembo S.p.A. (b)...................................     3,216,825
     77,866  Credito Emiliano S.p.A. (b).........................       535,991
     62,628  De'Longhi (b).......................................     1,538,782
  1,090,732  Enel Green Power S.p.A. (b).........................     2,062,420
    450,325  Enel S.p.A. (b).....................................     2,009,347
    117,596  Eni S.p.A. (b)......................................     1,849,826
    285,319  Finmeccanica S.p.A. (b) (d).........................     3,572,994
    578,465  Hera S.p.A. (b).....................................     1,501,916
     32,093  Luxottica Group S.p.A (b)...........................     2,224,192
     81,010  Moncler S.p.A. (b)..................................     1,450,698
    163,583  Pirelli & C. S.p.A (b)..............................     2,737,402
     72,671  Recordati S.p.A. (b)................................     1,676,924
     66,586  Saipem S.p.A (b) (c) (d)............................       533,920
     63,607  Salvatore Ferragamo S.p.A (b).......................     1,696,519
    139,882  Snam S.p.A. (b).....................................       718,418
  1,736,983  Telecom Italia S.p.A. (b) (d).......................     2,140,529
    128,088  Unipol Gruppo Finanziario S.p.A. (b)................       562,819
                                                                   ------------
                                                                     31,652,113
                                                                   ------------

             JERSEY - 0.6%
    160,812  Glencore PLC (b)....................................       223,217
    488,011  Henderson Group PLC (b).............................     1,923,408
                                                                   ------------
                                                                      2,146,625
                                                                   ------------

             LUXEMBOURG - 1.3%
     72,053  ArcelorMittal (b)...................................       373,657
     37,542  Millicom International Cellular S.A. (b)............     2,347,780


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             LUXEMBOURG (CONTINUED)
    193,650  Tenaris S.A. (b)....................................  $  2,328,129
                                                                   ------------
                                                                      5,049,566
                                                                   ------------

             NETHERLANDS - 4.7%
     46,669  AerCap Holdings N.V. (d)............................     1,784,623
     10,457  Airbus Group SE (b).................................       619,264
    126,105  Altice N.V., Class A (d)............................     2,638,535
     55,216  Boskalis Westminster N.V. (b).......................     2,416,945
    144,386  GrandVision N.V. (b)................................     3,706,083
     27,063  NXP Semiconductor N.V. (d)..........................     2,356,375
     55,970  Randstad Holding N.V. (b)...........................     3,345,373
     20,794  Wolters Kluwer N.V. (b).............................       641,273
                                                                   ------------
                                                                     17,508,471
                                                                   ------------

             NORWAY - 1.0%
    114,970  Statoil ASA (b).....................................     1,676,158
     53,386  Yara International ASA (b)..........................     2,129,709
                                                                   ------------
                                                                      3,805,867
                                                                   ------------

             PORTUGAL - 2.0%
  1,811,371  Banco Espirito Santo S.A. (b) (d) (e)...............             0
    544,272  EDP - Energias de Portugal S.A. (b).................     1,993,957
    162,120  Jeronimo Martins SGPS S.A. (b)......................     2,188,024
    281,382  NOS SGPS S.A. (b)...................................     2,324,245
    303,319  Portucel S.A. (b)...................................     1,054,294
                                                                   ------------
                                                                      7,560,520
                                                                   ------------

             SPAIN - 6.2%
     17,612  Acciona S.A. (b)....................................     1,249,850
    161,861  Acerinox S.A. (b) (c)...............................     1,447,227
    147,720  Almirall S.A. (b)...................................     2,637,612
     30,485  Bolsas y Mercados Espanoles SHMSF S.A. (b)..........     1,031,255
     55,856  Corp. Financiera Alba S.A. (b)......................     2,329,756
     98,793  EDP Renovaveis S.A. (b).............................       649,236
    140,501  Endesa S.A. (b).....................................     2,962,940
     63,865  Ferrovial S.A. (b)..................................     1,527,661
    268,704  Gamesa Corp. Tecnologica S.A. (b)...................     3,730,104
     60,459  Gas Natural SDG S.A. (b)............................     1,179,684
    316,029  Iberdrola S.A. (b)..................................     2,105,771
     21,161  Industria de Diseno Textil S.A. (b).................       709,559
    145,896  Repsol S.A. (b).....................................     1,701,609
                                                                   ------------
                                                                     23,262,264
                                                                   ------------

             SWEDEN - 11.5%
    102,540  Assa Abloy AB, Class B (b)..........................     1,839,135
     62,898  Atlas Copco AB, Class A (b).........................     1,512,635
     66,517  Axis Communications AB (b) (c)......................     2,748,524
    168,280  BillerudKorsnas AB (b)..............................     2,422,937
    170,836  Boliden AB (b)......................................     2,674,976
     47,382  Electrolux AB, Class B (b)..........................     1,338,864


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
    160,438  Fastighets AB Balder, Class B (b) (d)...............  $  3,048,873
     38,199  Hexagon AB, Class B (b).............................     1,167,039
    202,048  Hexpol AB (b).......................................     2,259,662
    148,504  Hufvudstaden AB, Class A (b)........................     1,945,887
    108,510  Industrivarden AB, Class C (b)......................     1,905,969
    101,638  Investment AB Kinnevik, Class B (b).................     2,905,350
     85,188  Investor AB, Class B (b)............................     2,927,144
     14,855  LE Lundbergforetagen AB, Class B (b)................       717,733
     42,903  Meda AB, Class A (b)................................       613,579
     59,392  Melker Schorling AB (b).............................     3,113,572
    236,705  Securitas AB, Class B (b)...........................     2,894,920
     90,842  Skanska AB, Class B (b).............................     1,783,474
    131,422  SKF AB, Class B (b).................................     2,415,335
    113,604  Tele2 AB, Class B (b)...............................     1,107,935
    102,984  Trelleborg AB, Class B (b)..........................     1,631,519
                                                                   ------------
                                                                     42,975,062
                                                                   ------------

             SWITZERLAND - 1.5%
     19,068  LafargeHolcim Ltd. (b)..............................       999,546
     38,602  Pargesa Holding S.A. (b)............................     2,265,414
      4,800  Swatch Group AG (b).................................     1,780,178
      2,007  Zurich Insurance Group AG (b).......................       492,731
                                                                   ------------
                                                                      5,537,869
                                                                   ------------

             UNITED KINGDOM - 11.6%
    474,113  3i Group PLC (b)....................................     3,349,082
     29,955  Aggreko PLC (b).....................................       431,837
     90,485  Amlin PLC (b).......................................       899,160
    173,101  Barratt Developments PLC (b)........................     1,690,849
     92,367  Bellway PLC (b).....................................     3,480,310
     69,336  Berkeley Group Holdings PLC (b).....................     3,509,822
    134,600  BHP Billiton PLC (b)................................     2,048,831
    209,496  BP PLC (b)..........................................     1,062,851
    570,637  Capital & Counties Properties PLC (b)...............     3,753,336
     75,156  Dialog Semiconductor PLC (b) (d)....................     3,015,157
    107,628  IMI PLC (b).........................................     1,546,523
    288,139  John Wood Group PLC (b).............................     2,686,146
    480,740  Kingfisher PLC (b)..................................     2,611,495
    448,897  Man Group PLC (b)...................................     1,042,003
    329,675  Melrose Industries PLC (b)..........................     1,318,847
     54,712  Prudential PLC (b)..................................     1,154,233
    158,003  Rexam PLC (b).......................................     1,254,495
     49,507  Rio Tinto PLC (b)...................................     1,661,117
    153,115  Tate & Lyle PLC (b).................................     1,364,363
    590,610  Taylor Wimpey PLC (b)...............................     1,749,847
  1,037,481  Vodafone Group PLC (b)..............................     3,272,303


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    123,325  William Hill PLC (b)................................  $    655,921
                                                                   ------------
                                                                     43,558,528
                                                                   ------------
             TOTAL COMMON STOCKS ................................   346,059,086
             (Cost $389,821,208)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 7.5%

             UNITED KINGDOM - 7.5%
    274,732  British Land Co., PLC (b)...........................     3,488,996
     66,796  Derwent London PLC (b)..............................     3,681,846
    281,843  Great Portland Estates PLC (b)......................     3,648,356
    343,930  Hammerson PLC (b)...................................     3,247,615
    657,220  Intu Properties PLC (b).............................     3,280,349
    182,534  Land Securities Group PLC (b).......................     3,479,819
    548,601  Segro PLC (b).......................................     3,569,242
    275,390  Shaftesbury PLC (b).................................     3,823,701
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    28,219,924
             (Cost $26,185,585)                                    ------------

MONEY MARKET FUNDS - 1.4%
  5,338,880  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (f) (g)..........     5,338,880
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     5,338,880
             (Cost $5,338,880)                                     ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.7%
$ 1,271,184  JPMorgan Chase & Co., 0.09% (f), dated 9/30/15, due
             10/1/15, with a maturity value of $1,271,187.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/19. The value of the collateral
             including accrued interest is $1,300,111. (g).......     1,271,184
  1,344,694  RBC Capital Markets LLC, 0.05% (f), dated 9/30/15, due 10/1/15, with a maturity value of $1,344,696.
             Collateralized by U.S. Treasury Notes, interest rate
             of 2.625%, due 8/15/20. The value of the collateral
             including accrued interest is $1,375,930. (g).......     1,344,694
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     2,615,878
             (Cost $2,615,878)                                     ------------

             TOTAL INVESTMENTS - 101.9% .........................   382,233,768
             (Cost $423,961,551) (h)

             NET OTHER ASSETS AND LIABILITIES - (1.9%) ..........    (6,996,310)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $375,237,458
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $364,876,407 or 97.24% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,615,141 and the total value of the collateral held by the Fund is $7,954,758.

(d)   Non-income producing security.

(e)   This company has filed for protection in federal bankruptcy court.

(f)   Interest rate shown reflects yield as of September 30, 2015.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,906,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,633,785.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Ireland...................................  $    10,838,614  $   2,623,070  $     8,215,544   $           --
    Netherlands...............................       17,508,471      6,779,533       10,728,938               --
    Portugal..................................        7,560,520             --        7,560,520               --*
    Other Country Categories**................      310,151,481             --      310,151,481               --
                                                ---------------  -------------  ---------------   --------------
       Total Common Stocks....................      346,059,086      9,402,603      336,656,483               --*
Real Estate Investment Trusts**...............       28,219,924             --       28,219,924               --
Money Market Funds............................        5,338,880      5,338,880               --               --
Repurchase Agreements.........................        2,615,878             --        2,615,878               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   382,233,768  $  14,741,483  $   367,492,285   $           --*
                                                ===============  =============  ===============   ==============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2015
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                23.2%
Consumer Discretionary                    19.6
Industrials                               18.0
Materials                                  9.5
Health Care                                7.2
Utilities                                  6.8
Energy                                     5.3
Information Technology                     3.9
Telecommunication Services                 3.4
Consumer Staples                           3.1
                                         ------
TOTAL                                    100.0%
                                         ======


                                        % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION       INVESTMENTS
-------------------------------------------------------
Euro                                      57.6%
British Pound Sterling                    19.5
Swedish Krona                             11.9
Danish Krone                               3.9
US Dollar                                  3.9
Swiss Franc                                1.7
Norwegian Krone                            1.5
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 96.7%

             BRAZIL - 58.7%
     16,599  Banco do Brasil S.A. ...............................  $     63,641
     18,019  Banco Santander Brasil S.A. ........................        57,313
     34,572  Braskem S.A. (Preference Shares) ...................       145,369
     28,631  Cia de Saneamento Basico do Estado de Sao Paulo ....       114,394
     49,439  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................        87,168
     18,835  Cia Paranaense de Energia (Preference Shares) ......       155,070
      6,659  Cielo S.A. .........................................        61,576
      6,394  CPFL Energia S.A. ..................................        23,982
      8,413  Fibria Celulose S.A. ...............................       114,168
     37,430  Gerdau S.A. (Preference Shares) ....................        51,644
     19,304  Hypermarcas S.A. (b)................................        74,402
      7,898  Itau Unibanco Holding S.A. (Preference Shares) .....        52,813
     69,859  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................       125,815
     44,635  JBS S.A. ...........................................       189,146
     36,957  Kroton Educacional S.A. ............................        71,872
     30,824  Lojas Americanas S.A. (Preference Shares) ..........       125,955
     34,910  Lojas Renner S.A. ..................................       162,024
     52,112  Petroleo Brasileiro S.A. (Preference Shares) (b)....        95,167
     14,183  Porto Seguro S.A. ..................................       107,683
     22,130  Raia Drogasil S.A. .................................       218,258
     42,854  Suzano Papel e Celulose S.A. (Preference Shares) ...       208,514
     10,248  Telefonica Brasil S.A. (Preference Shares) .........        94,790
     35,741  Tim Participacoes S.A. .............................        67,705
      9,777  Ultrapar Participacoes S.A. ........................       164,738
      8,205  Vale S.A. (Preference Shares) ......................        27,567
     15,945  WEG S.A. ...........................................        62,139
                                                                   ------------
                                                                      2,722,913
                                                                   ------------

             CHILE - 10.1%
     72,695  AES Gener S.A. .....................................        33,527
     33,419  Cencosud S.A. ......................................        65,058
     57,782  Empresas CMPC S.A. .................................       148,598
      3,406  Empresas COPEC S.A. ................................        30,878
    484,046  Enersis S.A. .......................................       121,701
     19,316  Quinenco S.A. ......................................        38,852
      5,176  SACI Falabella .....................................        32,084
                                                                   ------------
                                                                        470,698
                                                                   ------------

             COLOMBIA - 4.9%
    208,668  Ecopetrol S.A. .....................................        89,879
    126,806  Empresa de Energia de Bogota S.A. ESP ..............        71,456
     27,734  Interconexion Electrica S.A. ESP ...................        64,220
                                                                   ------------
                                                                        225,555
                                                                   ------------

             LUXEMBOURG - 2.9%
     10,974  Ternium S.A., ADR ..................................       134,871
                                                                   ------------

             MEXICO - 18.0%
     12,666  Fomento Economico Mexicano S.A.B. de C.V. ..........       113,242


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

                 MEXICO (CONTINUED)
      9,361  Gruma S.A.B. de C.V., Class B ......................  $    128,746
     41,901  Grupo Bimbo S.A.B. de C.V., Series A (b)............       106,061
     26,185  Grupo Comercial Chedraui S.A. de C.V. ..............        68,309
      1,531  Grupo Elektra S.A. de C.V. .........................        26,533
     26,824  Grupo Mexico S.A.B. de C.V., Series B ..............        64,882
      7,259  Infraestructura Energetica Nova S.A.B. de C.V. .....        29,715
     83,311  OHL Mexico S.A.B. de C.V. (b).......................       107,435
     15,549  Organizacion Soriana S.A.B. de C.V. (b).............        33,204
     63,418  Wal-Mart de Mexico S.A.B. de C.V. ..................       156,473
                                                                   ------------
                                                                        834,600
                                                                   ------------

             MULTINATIONAL - 1.4%
      9,930  Grupo BTG Pactual ..................................        66,050
                                                                   ------------

             SPAIN - 0.7%
      7,632  Cemex Latam Holdings S.A. (b).......................        30,401
                                                                   ------------
             TOTAL COMMON STOCKS ................................     4,485,088
             (Cost $6,244,119)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a)  - 3.3%

             MEXICO - 3.3%
     74,761  Fibra Uno Administracion S.A. de C.V. ..............       154,388
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       154,388
             (Cost $245,201)                                       ------------

             TOTAL INVESTMENTS - 100.0% .........................     4,639,476
             (Cost $6,489,320) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............           530
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  4,640,006
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $109,237 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,959,081.

ADR   American Depositary Receipt


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     4,485,088  $   4,485,088  $            --  $           --
Real Estate Investment Trusts*................          154,388        154,388               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,639,476  $   4,639,476  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $621,962 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.

                                     % OF LONG-TERM
SECTOR                                 INVESTMENTS
-------------------------------------------------------
Consumer Staples                          24.9%
Materials                                 20.0
Utilities                                 15.1
Financials                                13.5
Consumer Discretionary                     9.0
Energy                                     7.5
Industrials                                5.2
Telecommunication Services                 3.5
Information Technology                     1.3
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             BANKS - 9.0%
      1,970  Banco Bradesco S.A. (Preference Shares) ............  $     10,644
      9,247  Banco do Brasil S.A. ...............................        35,453
     25,199  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................        35,467
      3,609  Itau Unibanco Holding S.A. (Preference Shares) .....        24,133
     31,499  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................        56,729
                                                                   ------------
                                                                        162,426
                                                                   ------------

             BEVERAGES - 0.8%
      2,939  Ambev S.A. .........................................        14,396
                                                                   ------------

             CAPITAL MARKETS - 0.8%
      1,647  CETIP S.A. - Mercados Organizados ..................        13,668
                                                                   ------------

             CHEMICALS - 1.0%
      4,121  Braskem S.A. (Preference Shares) ...................        17,328
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 3.4%
      9,355  Estacio Participacoes S.A. .........................        33,272
     14,163  Kroton Educacional S.A. ............................        27,543
                                                                   ------------
                                                                         60,815
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
      9,595  Oi S.A. (Preference Shares) (a).....................         6,753
      5,154  Telefonica Brasil S.A. (Preference Shares) .........        47,672
                                                                   ------------
                                                                         54,425
                                                                   ------------

             ELECTRIC UTILITIES - 17.4%
     19,881  Centrais Eletricas Brasileiras S.A. (Preference
                Shares) .........................................        43,879
     23,664  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................        41,723
      8,030  Cia Paranaense de Energia (Preference Shares) ......        66,111
      5,832  CPFL Energia S.A. ..................................        21,875
     24,383  EDP - Energias do Brasil S.A. ......................        70,606
      7,980  Equatorial Energia S.A. ............................        68,156
                                                                   ------------
                                                                        312,350
                                                                   ------------

             FOOD & STAPLES RETAILING - 4.9%
      1,532  Cia Brasileira de Distribuicao (Preference
                Shares) .........................................        19,441
      7,002  Raia Drogasil S.A. .................................        69,058
                                                                   ------------
                                                                         88,499
                                                                   ------------

             FOOD PRODUCTS - 7.9%
        855  BRF S.A. ...........................................        15,224
     17,155  JBS S.A. ...........................................        72,696
        685  M Dias Branco S.A. .................................        10,039
      4,490  Sao Martinho S.A. ..................................        44,396
                                                                   ------------
                                                                        142,355
                                                                   ------------

             HOUSEHOLD DURABLES - 2.6%
     22,679  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes ...................................        47,309
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.6%
      3,283  Tractebel Energia S.A. .............................  $     27,957
                                                                   ------------

             INSURANCE - 4.0%
      3,292  BB Seguridade Participacoes S.A. ...................        20,601
      6,779  Porto Seguro S.A. ..................................        51,469
                                                                   ------------
                                                                         72,070
                                                                   ------------

             IT SERVICES - 1.3%
      2,562  Cielo S.A. .........................................        23,691
                                                                   ------------

             MACHINERY - 2.6%
     11,786  WEG S.A. ...........................................        45,931
                                                                   ------------

             MEDIA - 2.7%
      2,994  Multiplus S.A. .....................................        24,144
      3,196  Smiles S.A. ........................................        24,225
                                                                   ------------
                                                                         48,369
                                                                   ------------

             METALS & MINING - 5.9%
     32,571  Cia Siderurgica Nacional S.A. ......................        32,205
     37,470  Gerdau S.A. (Preference Shares) ....................        51,699
     27,248  Usinas Siderurgicas de Minas Gerais S.A.
                (Preference Shares) .............................        23,025
                                                                   ------------
                                                                        106,929
                                                                   ------------

             MULTILINE RETAIL - 4.8%
      9,711  Lojas Americanas S.A. (Preference Shares) ..........        39,682
      9,935  Lojas Renner S.A. ..................................        46,110
                                                                   ------------
                                                                         85,792
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 4.5%
     13,249  Petroleo Brasileiro S.A. (Preference Shares) (a)....        24,195
      3,417  Ultrapar Participacoes S.A. ........................        57,575
                                                                   ------------
                                                                         81,770
                                                                   ------------

             PAPER & FOREST PRODUCTS - 9.1%
     30,926  Duratex S.A. .......................................        45,868
      2,646  Fibria Celulose S.A. ...............................        35,907
     16,968  Suzano Papel e Celulose S.A. (Preference Shares) ...        82,561
                                                                   ------------
                                                                        164,336
                                                                   ------------

             PERSONAL PRODUCTS - 1.6%
      7,441  Hypermarcas S.A. (a) ...............................        28,679
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
      2,283  Iguatemi Empresa de Shopping Centers S.A. ..........        11,834
                                                                   ------------

             ROAD & RAIL - 0.6%
      1,829  Localiza Rent a Car S.A. ...........................        11,275
                                                                   ------------

             SOFTWARE - 0.6%
      1,439  Totvs S.A. .........................................        10,940
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TEXTILES, APPAREL & LUXURY GOODS - 4.6%
     13,591  Alpargatas S.A. (Preference Shares) ................$       23,038
     13,420  Grendene S.A. ......................................        59,678
                                                                   ------------
                                                                         82,716
                                                                   ------------

             WATER UTILITIES - 2.3%
     10,206  Cia de Saneamento Basico do Estado de Sao Paulo ....        40,778
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.3%
     21,926  Tim Participacoes S.A. .............................        41,535
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................     1,798,173
             (Cost $2,884,976) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............           167
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,798,340
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,179 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,133,982.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,798,173  $   1,798,173  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $544,707 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Brazil                                           100.0%
-------------------------------------------------------
TOTAL INVESTMENTS                                100.0
NET OTHER ASSETS AND LIABILITIES                   0.0
                                                -------
TOTAL                                            100.0%
                                                =======

** Portfolio securities are categorized based on their country of incorporation, which can be different than the country categorization of the Fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Utilities                                 21.2%
Consumer Discretionary                    16.7
Materials                                 16.1
Consumer Staples                          15.2
Financials                                14.5
Telecommunication Services                 5.3
Energy                                     4.6
Industrials                                4.5
Information Technology                     1.9
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AEROSPACE & DEFENSE - 3.3%
    847,631  AviChina Industry & Technology Co., Ltd.,
                Class H (a)......................................  $    632,146
                                                                   ------------

             AIRLINES - 2.7%
    700,853  China Southern Airlines Co., Ltd., Class H (a)......       515,393
                                                                   ------------

             AUTOMOBILES - 4.8%
    105,219  Brilliance China Automotive Holdings Ltd. (a).......       124,543
    616,777  Dongfeng Motor Group Co., Ltd., Class H (a).........       774,897
                                                                   ------------
                                                                        899,440
                                                                   ------------

             BANKS - 2.5%
    827,687  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H (a)......................................       473,816
                                                                   ------------

             CAPITAL MARKETS - 2.4%
     94,689  China Everbright Ltd. (a)...........................       217,472
    508,660  Guotai Junan International Holdings Ltd. (a)........       145,442
    183,778  Haitong International Securities Group Ltd (a)......        91,097
                                                                   ------------
                                                                        454,011
                                                                   ------------

             CHEMICALS - 1.9%
    914,440  Sinopec Shanghai Petrochemical Co., Ltd.,
                Class H (a) (b)..................................       351,830
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 3.2%
    260,573  ZTE Corp. (a).......................................       598,037
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 9.2%
    110,889  China Communications Construction Co., Ltd.,
                Class H (a)......................................       137,262
    307,240  China Railway Group Ltd., Class H (a)...............       281,422
  1,864,080  Metallurgical Corp of China Ltd., Class H (a) (b)...       687,901
    715,498  Sinopec Engineering Group Co., Ltd., Class H (a)....       624,982
                                                                   ------------
                                                                      1,731,567
                                                                   ------------

             CONSTRUCTION MATERIALS - 7.4%
    141,661  Anhui Conch Cement Co., Ltd., Class H (a)...........       418,821
    526,737  China National Building Material Co., Ltd.,
                Class H (a)......................................       305,200
  1,483,610  China Resources Cement Holdings Ltd. (a)............       673,380
                                                                   ------------
                                                                      1,397,401
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.6%
    983,566  China Communications Services Corp., Ltd.,
                Class H (a)......................................       379,660
    846,056  China Telecom Corp., Ltd., Class H (a)..............       407,732
    209,803  China Unicom Hong Kong Ltd. (a).....................       266,637
                                                                   ------------
                                                                      1,054,029
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 2.4%
  1,367,227  Sinopec Oilfield Service Corp., Class H (a) (b).....       444,659
                                                                   ------------

             FOOD PRODUCTS - 1.6%
    871,951  China Agri-Industries Holdings Ltd. (a) (b).........       301,201
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 1.4%
     26,752  China National Accord Medicines Corp., Ltd. (a).....       127,791


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     37,147  Sinopharm Group Co., Ltd., Class H (a)..............  $    130,900
                                                                   ------------
                                                                        258,691
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 4.1%
    434,250  China Power International Development Ltd. (a)......       283,824
    118,794  China Resources Power Holdings Co., Ltd. (a)........       270,885
    415,299  Huadian Energy Co., Ltd. (a) (b)....................       223,552
                                                                   ------------
                                                                        778,261
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.1%
    211,398  Fosun International Ltd. (a)........................       364,474
     97,589  Shanghai Industrial Holdings Ltd. (a)...............       216,501
                                                                   ------------
                                                                        580,975
                                                                   ------------

             MACHINERY - 2.3%
     53,975  Shanghai Mechanical and Electrical Industry Co.,
                Ltd. (a).........................................       123,221
    628,461  Shanghai Zhenhua Heavy Industries Co.,
                Ltd. (a) (b).....................................       306,621
                                                                   ------------
                                                                        429,842
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 6.9%
    145,461  China Shenhua Energy Co., Ltd., Class H (a).........       223,789
    584,219  CNOOC Ltd. (a)......................................       602,287
    651,978  Kunlun Energy Co., Ltd. (a).........................       468,466
                                                                   ------------
                                                                      1,294,542
                                                                   ------------

             PHARMACEUTICALS - 0.8%
    203,538  China Traditional Chinese Medicine Co.,
                Ltd. (a) (b).....................................       156,702
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 25.4%
  1,855,311  China Jinmao Holdings Group Ltd. (a)................       464,461
     46,095  China Overseas Land & Investment Ltd. (a)...........       140,446
  1,507,098  Country Garden Holdings Co., Ltd. (a)...............       546,038
  1,386,981  Evergrande Real Estate Group Ltd. (a)...............       792,567
    675,537  Guangzhou R&F Properties Co., Ltd., Class H (a).....       611,971
    312,197  Longfor Properties Co., Ltd. (a)....................       395,708
  1,014,280  Shenzhen Investment Ltd. (a)........................       358,348
    335,935  Shimao Property Holdings Ltd. (a)...................       508,527
    876,789  Sino-Ocean Land Holdings Ltd. (a)...................       474,138
  1,271,875  SOHO China Ltd. (a).................................       495,923
                                                                   ------------
                                                                      4,788,127
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
    917,323  Hanergy Thin Film Power Group Ltd. (a) (b)..........        59,182
                                                                   ------------

             SPECIALTY RETAIL - 2.5%
  3,005,264  GOME Electrical Appliances Holding Ltd. (a).........       466,651
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 3.9%
    144,089  Belle International Holdings Ltd. (a)...............       125,311
    151,356  Lao Feng Xiang Co., Ltd. (a)........................       617,664
                                                                   ------------
                                                                        742,975
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE - 2.2%
    119,520  COSCO Pacific Ltd. (a)..............................  $    154,635
    189,761  Shenzhen International Holdings Ltd. (a)............       261,336
                                                                   ------------
                                                                        415,971
                                                                   ------------
             TOTAL COMMON STOCKS ................................    18,825,449
             (Cost $23,427,633)                                    ------------

RIGHTS - 0.0%

             HONG KONG - 0.0%
 23,956      Fosun International Ltd. (a) (b)....................             0
                                                                   ------------
             TOTAL RIGHTS .......................................             0
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.9% ..........................    18,825,449
             (Cost $23,427,633) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............        24,677
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 18,850,126
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $18,825,449 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $135,491 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,737,675.


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
   Semiconductors & Semiconductor Equipment...  $        59,182  $          --  $            --  $       59,182
   Other Industry Categories*.................       18,766,267             --       18,766,267              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       18,825,449             --       18,766,267          59,182
Rights:
   Hong Kong..................................              --**            --               --**            --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    18,825,449  $          --  $    18,766,267  $       59,182
                                                ===============  =============  ===============  ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2015.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
Common Stocks                                           $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                   59,182
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2015
Common Stocks                                               59,182
                                                        ----------
Total Level 3 holdings                                  $   59,182
                                                        ==========


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
China                                             49.9%
Hong Kong                                         22.6
Cayman Islands                                    18.8
Bermuda                                            8.6
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.9
NET OTHER ASSETS AND LIABILITIES                   0.1
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based on their country of incorporation, which can be different than the country categorization of the Fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                30.4%
Industrials                               22.9
Consumer Discretionary                    11.2
Materials                                  9.3
Energy                                     9.2
Telecommunication Services                 5.6
Utilities                                  4.1
Information Technology                     3.5
Health Care                                2.2
Consumer Staples                           1.6
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AIRLINES - 1.1%
     24,600  Japan Airlines Co., Ltd. (a)........................  $    870,469
                                                                   ------------

             AUTO COMPONENTS - 10.6%
     23,000  Bridgestone Corp. (a)...............................       795,942
     36,300  Koito Manufacturing Co., Ltd. (a)...................     1,186,153
     18,600  NOK Corp. (a).......................................       402,424
     13,700  Stanley Electric Co., Ltd. (a)......................       273,337
     73,300  Sumitomo Electric Industries Ltd. (a)...............       937,739
     91,900  Sumitomo Rubber Industries Ltd. (a).................     1,275,680
     23,600  Toyoda Gosei Co., Ltd. (a)..........................       463,854
     84,300  Toyota Boshoku Corp. (a)............................     1,431,367
      5,300  Toyota Industries Corp. (a).........................       252,115
     56,500  Yokohama Rubber (The) Co., Ltd. (a).................       996,498
                                                                   ------------
                                                                      8,015,109
                                                                   ------------

             AUTOMOBILES - 6.8%
    100,300  Daihatsu Motor Co., Ltd. (a) (b)....................     1,160,212
     35,500  Honda Motor Co., Ltd. (a)...........................     1,059,558
     58,200  Mazda Motor Corp. (a)...............................       919,636
    167,400  Mitsubishi Motors Corp. (a).........................     1,280,327
     82,100  Nissan Motor Co., Ltd. (a)..........................       754,876
                                                                   ------------
                                                                      5,174,609
                                                                   ------------

             BUILDING PRODUCTS - 0.4%
     50,000  Asahi Glass Co., Ltd. (a) (b).......................       292,166
                                                                   ------------

             CHEMICALS - 9.8%
    104,000  Asahi Kasei Corp. (a)...............................       733,350
     93,400  Kuraray Co., Ltd. (a)...............................     1,164,049
    135,700  Mitsubishi Chemical Holdings Corp. (a)..............       708,569
    156,000  Mitsui Chemicals, Inc. (a)..........................       499,977
     30,200  Nippon Paint Holdings Co., Ltd. (a) (b).............       528,191
     13,900  Nitto Denko Corp. (a)...............................       832,509
    237,000  Sumitomo Chemical Co., Ltd. (a).....................     1,198,445
    224,000  Teijin Ltd. (a).....................................       680,397
    227,000  Tosoh Corp. (a).....................................     1,092,457
                                                                   ------------
                                                                      7,437,944
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.2%
     35,800  Sohgo Security Services Co., Ltd. (a)...............     1,634,915
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.1%
    101,000  Shimizu Corp. (a)...................................       867,205
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.1%
    289,000  Taiheiyo Cement Corp. (a)...........................       865,950
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.0%
     52,200  Mitsubishi UFJ Lease & Finance Co., Ltd. (a)........       229,964
     38,500  ORIX Corp. (a)......................................       496,625
                                                                   ------------
                                                                        726,589
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
     23,500  Nippon Telegraph & Telephone Corp. (a)..............$      827,756
                                                                   ------------

             ELECTRIC UTILITIES - 4.9%
     76,800  Chubu Electric Power Co., Inc. (a)..................     1,132,357
     19,300  Chugoku Electric Power Co., Inc. (a)................       266,015
     42,300  Tohoku Electric Power Co., Inc. (a).................       573,230
    261,300  Tokyo Electric Power Co., Inc. (a) (c)..............     1,745,387
                                                                   ------------
                                                                      3,716,989
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.7%
    132,000  Fuji Electric Co., Ltd. (a).........................       478,721
     18,200  Mabuchi Motor Co., Ltd. (a).........................       790,236
                                                                   ------------
                                                                      1,268,957
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
     45,900  Alps Electric Co., Ltd. (a).........................     1,296,218
     83,000  Hitachi Ltd. (a)....................................       418,821
      6,500  Murata Manufacturing Co., Ltd. (a)..................       839,634
     18,000  Shimadzu Corp. (a)..................................       259,871
     11,400  TDK Corp. (a).......................................       644,759
                                                                   ------------
                                                                      3,459,303
                                                                   ------------

             FOOD & STAPLES RETAILING - 4.0%
    100,600  Aeon Co., Ltd. (a)..................................     1,560,699
      9,400  Sundrug Co., Ltd. (a)...............................       494,847
     11,100  Tsuruha Holdings, Inc. (a)..........................       956,577
                                                                   ------------
                                                                      3,012,123
                                                                   ------------

             FOOD PRODUCTS - 1.5%
     11,700  Ezaki Glico Co., Ltd. (a)...........................       540,713
     42,500  Nisshin Seifun Group, Inc. (a)......................       618,010
                                                                   ------------
                                                                      1,158,723
                                                                   ------------

             GAS UTILITIES - 2.2%
    292,000  Osaka Gas Co., Ltd. (a).............................     1,107,095
     51,000  Toho Gas Co., Ltd. (a)..............................       300,736
     51,000  Tokyo Gas Co., Ltd. (a).............................       246,703
                                                                   ------------
                                                                      1,654,534
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
      5,100  Sysmex Corp. (a)....................................       269,340
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 0.7%
     35,100  Medipal Holdings Corp. (a)..........................       556,932
                                                                   ------------

             HOUSEHOLD DURABLES - 3.6%
    121,000  Haseko Corp. (a)....................................     1,370,730
     71,500  Iida Group Holdings Co., Ltd. (a)...................     1,118,579
     21,000  Sekisui Chemical Co., Ltd. (a)......................       221,036
                                                                   ------------
                                                                      2,710,345
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOUSEHOLD PRODUCTS - 0.6%
     18,300  Pigeon Corp. (a)....................................  $    427,594
                                                                   ------------

             INSURANCE - 4.9%
     58,000  Dai-ichi Life Insurance (The) Co., Ltd. (a).........       923,351
     27,500  MS&AD Insurance Group Holdings, Inc. (a) (b)........       737,822
     39,100  Sompo Japan Nipponkoa Holdings, Inc. (a)............     1,135,654
     57,200  T&D Holdings, Inc. (a) (b)..........................       675,638
      6,900  Tokio Marine Holdings, Inc. (a).....................       257,784
                                                                   ------------
                                                                      3,730,249
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 0.8%
     17,200  Mixi, Inc. (a)......................................       588,636
                                                                   ------------

             IT SERVICES - 0.6%
    102,000  Fujitsu Ltd. (a)....................................       443,680
                                                                   ------------

             LEISURE PRODUCTS - 1.7%
     29,200  Bandai Namco Holdings, Inc. (a).....................       677,695
     28,400  Yamaha Corp. (a)....................................       629,008
                                                                   ------------
                                                                      1,306,703
                                                                   ------------

             MACHINERY - 1.5%
     18,700  NSK Ltd. (a)........................................       181,260
    224,000  NTN Corp. (a).......................................       924,174
                                                                   ------------
                                                                      1,105,434
                                                                   ------------

             MARINE - 2.4%
    359,000  Mitsui OSK Lines Ltd. (a)...........................       862,335
    409,000  Nippon Yusen K.K. (a)...............................       947,830
                                                                   ------------
                                                                      1,810,165
                                                                   ------------

             METALS & MINING - 4.8%
     37,000  Hitachi Metals Ltd. (a).............................       429,678
     64,100  JFE Holdings, Inc. (a)..............................       841,887
    845,000  Kobe Steel Ltd. (a).................................       916,212
    219,000  Mitsubishi Materials Corp. (a)......................       665,415
     43,900  Nippon Steel & Sumitomo Metal Corp. (a).............       799,978
                                                                   ------------
                                                                      3,653,170
                                                                   ------------

             MULTILINE RETAIL - 4.0%
      6,700  Izumi Co., Ltd. (a).................................       271,207
     45,600  J Front Retailing Co., Ltd. (a).....................       738,656
     21,200  Marui Group Co., Ltd. (a)...........................       255,718
      7,500  Ryohin Keikaku Co., Ltd. (a)........................     1,527,066
     31,000  Takashimaya Co., Ltd. (a)...........................       250,476
                                                                   ------------
                                                                      3,043,123
                                                                   ------------

             PERSONAL PRODUCTS - 2.0%
     13,900  Kose Corp. (a)......................................     1,268,643
     12,300  Shiseido Co., Ltd. (a) (b)..........................       268,222
                                                                   ------------
                                                                      1,536,865
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PHARMACEUTICALS - 3.2%
     76,700  Daiichi Sankyo Co., Ltd. (a) (b)....................  $  1,330,895
     11,500  Kaken Pharmaceutical Co., Ltd. (a)..................     1,067,402
                                                                   ------------
                                                                      2,398,297
                                                                   ------------

             ROAD & RAIL - 0.4%
      4,700  West Japan Railway Co. (a)..........................       294,577
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
      4,400  Rohm Co., Ltd. (a) (b)..............................       195,669
                                                                   ------------

             SOFTWARE - 1.5%
     83,100  Nexon Co., Ltd. (a).................................     1,111,012
                                                                   ------------

             SPECIALTY RETAIL - 1.2%
      1,500  Fast Retailing Co., Ltd. (a)........................       610,139
      3,500  Nitori Holdings Co., Ltd. (a).......................       274,065
                                                                   ------------
                                                                        884,204
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.0%
    100,200  Brother Industries Ltd. (a).........................     1,207,814
     15,700  FUJIFILM Holdings Corp. (a).........................       586,900
    172,000  NEC Corp. (a).......................................       529,555
    110,000  Ricoh Co., Ltd. (a).................................     1,110,221
     80,000  Seiko Epson Corp. (a)...............................     1,131,685
                                                                   ------------
                                                                      4,566,175
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 5.1%
     64,700  ITOCHU Corp. (a)....................................       683,959
     99,400  Marubeni Corp. (a)..................................       486,998
     20,000  MISUMI Group, Inc. (a)..............................       206,399
     39,200  Mitsubishi Corp. (a)................................       642,549
     83,700  Mitsui & Co., Ltd. (a)..............................       940,746
    469,600  Sojitz Corp. (a)....................................       874,830
                                                                   ------------
                                                                      3,835,481
                                                                   ------------
             TOTAL COMMON STOCKS ................................    75,450,992
             (Cost $85,097,570)                                    ------------

MONEY MARKET FUNDS - 3.0%
  2,286,485  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (d) (e)..........     2,286,485
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     2,286,485
             (Cost $2,286,485)                                     ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.5%
$   544,411  JPMorgan Chase & Co., 0.09% (d), dated 9/30/15, due
             10/1/15, with a maturity value of $544,412.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/19. The value of the collateral
             including accrued interest is $556,799. (e).........$      544,411
    575,893  RBC Capital Markets LLC, 0.05% (d), dated 9/30/15, due 10/1/15, with a maturity value of $575,894.
             Collateralized by U.S. Treasury Notes, interest rate
             of 2.625%, due 8/15/20. The value of the collateral
             including accrued interest is $589,270. (e).........       575,893
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     1,120,304
             (Cost $1,120,304)                                     ------------

             TOTAL INVESTMENTS - 104.2% .........................    78,857,781
             (Cost $88,504,359) (f)

             NET OTHER ASSETS AND LIABILITIES - (4.2%) ..........    (3,172,924)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 75,684,857
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $75,450,992 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,258,876 and the total value of the collateral held by the Fund is $3,406,789.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of September 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,992,659 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,639,237.



                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    75,490,992  $          --  $    75,450,992  $           --
Money Market Funds............................        2,286,485      2,286,485               --              --
Repurchase Agreements.........................        1,120,304             --        1,120,304              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    78,857,781  $   2,286,485  $    76,571,296  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at the current value. There were no transfers between Levels at September 30, 2015.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Japan                                             99.7%
United States                                      4.5
-------------------------------------------------------
TOTAL INVESTMENTS                                104.2
NET OTHER ASSETS AND LIABILITIES                  (4.2)
                                                 ------
TOTAL                                            100.0%
                                                 ======

*  See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based on their country of incorporation, which can be different than the country categorization of the fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                    28.0%
Industrials                               15.9
Materials                                 15.8
Information Technology                    13.8
Consumer Staples                           8.1
Utilities                                  7.1
Financials                                 5.9
Health Care                                4.3
Telecommunication Services                 1.1
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.3%

             AEROSPACE & DEFENSE - 2.4%
      1,426  Korea Aerospace Industries, Ltd. (a)................  $     82,141
                                                                   ------------

             AUTO COMPONENTS - 5.6%
      2,700  Hankook Tire Co., Ltd. (a)..........................        90,388
        535  Hyundai Mobis Co., Ltd. (a).........................       104,682
                                                                   ------------
                                                                        195,070
                                                                   ------------

             AUTOMOBILES - 8.2%
      1,042  Hyundai Motor Co. (a)...............................       144,797
      3,129  Kia Motors Corp. (a)................................       141,841
                                                                   ------------
                                                                        286,638
                                                                   ------------

             BANKS - 2.6%
      3,992  BNK Financial Group, Inc. (a).......................        46,286
        976  Hana Financial Group, Inc. (a)......................        21,806
      2,892  Woori Bank (a)......................................        22,984
                                                                   ------------
                                                                         91,076
                                                                   ------------

             BEVERAGES - 1.2%
         21  Lotte Chilsung Beverage Co., Ltd. (a)...............        42,743
                                                                   ------------

             BUILDING PRODUCTS - 0.6%
         58  KCC Corp. (a).......................................        20,263
                                                                   ------------

             CAPITAL MARKETS - 1.2%
        445  Korea Investment Holdings Co. Ltd. (a)..............        23,016
        519  Samsung Securities Co., Ltd. (a)....................        20,032
                                                                   ------------
                                                                         43,048
                                                                   ------------

             CHEMICALS - 6.8%
      3,003  Hanwha Corp. (a)....................................        98,911
        984  Hyosung Corp. (a)...................................        93,994
        196  Lotte Chemical Corp. (a)............................        44,915
                                                                   ------------
                                                                        237,820
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.7%
        240  KEPCO Plant Service & Engineering Co., Ltd. (a).....        24,565
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.8%
      1,713  Hyundai Development Co.-Engineering &
                Construction (a).................................        79,103
        691  Hyundai Engineering & Construction Co., Ltd. (a)....        20,041
                                                                   ------------
                                                                         99,144
                                                                   ------------

             CONSUMER FINANCE - 2.0%
      2,298  Samsung Card Co., Ltd. (a)..........................        70,369
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (a) (b)......................             0
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
        996  KT Corp. (a) (b)....................................        25,882


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
      5,750  LG Uplus Corp. (a)..................................  $     58,856
                                                                   ------------
                                                                         84,738
                                                                   ------------

             ELECTRIC UTILITIES - 2.9%
      2,476  Korea Electric Power Corp. (a)......................       102,083
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.5%
      5,483  LG Display Co., Ltd. (a)............................       104,676
      2,219  Samsung Electro-Mechanics Co., Ltd. (a).............       120,941
                                                                   ------------
                                                                        225,617
                                                                   ------------

             FOOD & STAPLES RETAILING - 6.5%
      2,223  Dongsuh Co., Inc. (a)...............................        68,993
      3,035  GS Retail Co., Ltd. (a).............................       156,723
                                                                   ------------
                                                                        225,716
                                                                   ------------

             FOOD PRODUCTS - 1.2%
        129  CJ CheilJedang Corp. (a)............................        41,566
                                                                   ------------

             GAS UTILITIES - 3.2%
      3,281  Korea Gas Corp. (a).................................       110,191
                                                                   ------------

             HOUSEHOLD DURABLES - 4.8%
        504  Hanssem Co., Ltd. (a)...............................       122,030
      1,201  LG Electronics, Inc. (a)............................        46,393
                                                                   ------------
                                                                        168,423
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 5.0%
        383  CJ Corp. (a)........................................        85,523
        917  LG Corp. (a)........................................        47,212
        205  SK C&C Co., Ltd. (a)................................        42,315
                                                                   ------------
                                                                        175,050
                                                                   ------------

             INSURANCE - 3.0%
      1,505  Dongbu Insurance Co., Ltd. (a)......................        78,055
      3,575  Hanwha Life Insurance Co., Ltd. (a).................        24,633
                                                                   ------------
                                                                        102,688
                                                                   ------------

             MACHINERY - 1.5%
      4,988  Samsung Heavy Industries Co., Ltd. (a)..............        52,016
                                                                   ------------

             METALS & MINING - 4.8%
      2,094  Hyundai Steel Co. (a)...............................        91,274
        104  Korea Zinc Co., Ltd. (a)............................        40,897
        253  POSCO (a)...........................................        35,773
                                                                   ------------
                                                                        167,944
                                                                   ------------

             MULTILINE RETAIL - 2.5%
        363  Lotte Shopping Co., Ltd. (a)........................        87,732
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 4.2%
      2,279  GS Holdings Corp. (a)...............................        87,925


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        697  SK Innovation Co., Ltd. (a) (b).....................  $     58,052
                                                                   ------------
                                                                        145,977
                                                                   ------------

             PHARMACEUTICALS - 7.6%
      1,090  Celltrion, Inc. (a) (b).............................        62,773
        243  Hanmi Pharm Co., Ltd. (a) (b).......................        76,523
      1,070  Hanmi Science Co ltd (a) (b)........................       126,452
                                                                   ------------
                                                                        265,748
                                                                   ------------

             ROAD & RAIL - 0.7%
        146  CJ Korea Express Co., Ltd. (a) (b)..................        24,642
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
      2,680  SK Hynix, Inc. (a)..................................        76,435
                                                                   ------------

             SPECIALTY RETAIL - 2.1%
        763  Hotel Shilla Co., Ltd. (a)..........................        74,369
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
         67  Samsung Electronics Co., Ltd. (a)...................        64,283
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.2%
        340  SK Telecom Co., Ltd. (a)............................        75,424
                                                                   ------------

             TOTAL INVESTMENTS - 99.3% ..........................     3,463,519
             (Cost $3,665,174) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.7% ............        23,221
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  3,486,740
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $3,463,519 or 99.33% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $250,401 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $452,056.


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,463,519  $          --  $     3,463,519  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
South Korea                                       99.3%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.3
NET OTHER ASSETS AND LIABILITIES                   0.7
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                    23.4%
Industrials                               12.6
Information Technology                    11.8
Materials                                 11.7
Consumer Staples                           9.0
Financials                                 8.9
Health Care                                7.7
Utilities                                  6.1
Telecommunication Services                 4.6
Energy                                     4.2
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 92.9%

             AUSTRALIA - 2.2%
     25,551  Ansell Ltd. (b).....................................  $    338,337
      8,156  BHP Billiton Ltd. (b)...............................       128,818
      6,714  Caltex Australia Ltd. (b)...........................       148,211
    598,577  Fortescue Metals Group Ltd. (b) (c).................       772,722
     11,726  Orica Ltd. (b)......................................       124,453
    376,029  Qantas Airways Ltd. (b) (d).........................       987,217
      3,490  Ramsay Health Care Ltd. (b).........................       143,941
     27,189  Woodside Petroleum Ltd. (b).........................       556,462
                                                                   ------------
                                                                      3,200,161
                                                                   ------------

             AUSTRIA - 0.7%
      3,732  ams AG (b)..........................................       139,243
     13,060  OMV AG (b)..........................................       317,779
     14,686  voestalpine AG (b)..................................       504,942
                                                                   ------------
                                                                        961,964
                                                                   ------------

             BELGIUM - 0.6%
      9,968  Delhaize Group (b)..................................       883,570
                                                                   ------------

             BERMUDA - 1.6%
    104,192  Cheung Kong Infrastructure Holdings Ltd. (b)........       934,522
    206,069  Kerry Properties Ltd. (b)...........................       565,784
     58,632  Orient Overseas International Ltd. (b)..............       275,882
     95,418  Seadrill Ltd. (b) (c) (d)...........................       557,265
                                                                   ------------
                                                                      2,333,453
                                                                   ------------

             CANADA - 5.8%
     54,970  Air Canada (d)......................................       441,984
     10,433  ARC Resources Ltd. (c)..............................       137,908
     45,337  Baytex Energy Corp. ................................       145,065
     11,696  Canadian Natural Resources Ltd. ....................       227,785
     92,193  Canadian Oil Sands Ltd. ............................       435,922
      1,593  CCL Industries, Inc., Class B ......................       223,617
      4,226  CGI Group, Inc., Class A (d)........................       153,112
      1,556  Constellation Software, Inc. .......................       652,191
     16,078  Crescent Point Energy Corp. (c).....................       183,972
      6,413  Dollarama, Inc. ....................................       433,124
     80,278  Encana Corp. .......................................       516,739
      1,279  Fairfax Financial Holdings Ltd. ....................       582,465
     59,160  First Quantum Minerals Ltd. ........................       216,780
     34,634  Hudson's Bay Co. ...................................       586,014
      8,782  Husky Energy, Inc. .................................       136,945
      4,491  Imperial Oil Ltd. ..................................       142,285
      5,814  Linamar Corp. ......................................       304,750
     19,845  Metro, Inc. ........................................       540,700
     23,089  SNC-Lavalin Group, Inc. ............................       657,115
     13,062  Teck Resources Ltd., Class B .......................        62,349
     11,846  Tourmaline Oil Corp. (d)............................       275,800
      3,629  Valeant Pharmaceuticals International, Inc. (d).....       647,754


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
     79,048  Whitecap Resources, Inc. (c)........................  $    624,328
                                                                   ------------
                                                                      8,328,704
                                                                   ------------

             CAYMAN ISLANDS - 0.6%
     70,460  CK Hutchison Holdings Ltd. (b)......................       920,177
                                                                   ------------

             DENMARK - 1.2%
        343  AP Moeller - Maersk A.S., Class B (b)...............       528,728
      7,152  Genmab A.S. (b) (d).................................       657,660
      3,937  Pandora A.S. (b)....................................       459,917
                                                                   ------------
                                                                      1,646,305
                                                                   ------------

             FINLAND - 1.3%
     43,105  Fortum OYJ (b)......................................       637,778
      8,393  Kesko OYJ, Class B (b)..............................       297,288
     13,681  Neste OYJ (b).......................................       314,867
     23,475  Nokia OYJ (b).......................................       160,517
     45,079  Outokumpu OYJ (b) (c) (d)...........................       104,091
     18,422  UPM-Kymmene OYJ (b).................................       276,528
                                                                   ------------
                                                                      1,791,069
                                                                   ------------

             FRANCE - 3.0%
     20,504  Faurecia (b)........................................       639,459
     32,117  Peugeot S.A. (b) (d)................................       486,655
      1,969  Renault S.A. (b)....................................       142,069
        844  Sartorius Stedim Biotech (b)........................       251,195
     26,564  SCOR SE (b).........................................       953,921
     30,346  Societe Television Francaise 1 (b)..................       426,770
      4,801  Valeo S.A. (b)......................................       651,866
     28,870  Vivendi S.A. (b)....................................       683,980
                                                                   ------------
                                                                      4,235,915
                                                                   ------------

             GERMANY - 5.3%
      9,104  Axel Springer SE (b)................................       509,107
      1,433  Bayerische Motoren Werke AG (b).....................       125,019
        758  Continental AG (b)..................................       161,898
      7,440  Daimler AG (b)......................................       541,655
     19,578  Deutsche Telekom AG (b).............................       348,518
      8,142  Duerr AG (b)........................................       572,794
      6,464  Fresenius Medical Care AG & Co. KGaA (b)............       505,194
     12,010  Fresenius SE & Co. KGaA (b).........................       806,205
      5,205  Hannover Rueck SE (b)...............................       533,154
      3,444  Krones AG (b).......................................       362,973
     11,636  KUKA AG (b) (c).....................................       892,995
      1,828  MTU Aero Engines AG (b).............................       153,041
      1,663  Muenchener Rueckversicherungs-Gesellschaft AG in
                Muenchen (b).....................................       310,589
      7,299  Porsche Automobil Holding SE (Preference
                Shares) (b)......................................       310,541
      3,652  ProSiebenSat.1 Media SE (b).........................       179,261
     36,080  RHOEN-KLINIKUM AG (b)...............................     1,021,732


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      2,020  Volkswagen AG (Preference Shares) (b)...............  $    221,893
                                                                   ------------
                                                                      7,556,569
                                                                   ------------

             HONG KONG - 4.8%
    370,135  Fosun International Ltd. (b)........................       638,154
    117,787  Hang Lung Group Ltd. (b)............................       401,005
    255,450  Hang Lung Properties Ltd. (b).......................       574,599
     84,555  Henderson Land Development Co., Ltd. (b)............       506,709
    204,050  Hysan Development Co., Ltd. (b).....................       850,958
    464,082  New World Development Co., Ltd. (b).................       451,360
     87,718  Power Assets Holdings Ltd. (b)......................       830,632
    330,362  Sino Land Co., Ltd. (b).............................       505,583
    410,855  SJM Holdings Ltd. (b)...............................       293,046
     23,541  Sun Hung Kai Properties Ltd. (b)....................       307,053
    128,596  Wharf Holdings (The) Ltd. (b).......................       727,259
    174,767  Wheelock & Co., Ltd. (b)............................       760,133
                                                                   ------------
                                                                      6,846,491
                                                                   ------------

             IRELAND - 0.6%
      2,542  ICON PLC (d)........................................       180,406
     25,540  Smurfit Kappa Group PLC (b).........................       688,099
                                                                   ------------
                                                                        868,505
                                                                   ------------

             ITALY - 1.2%
     21,949  Brembo S.p.A. (b)...................................       849,131
     60,254  Finmeccanica S.p.A. (b) (d).........................       754,549
     10,796  Pirelli & C. S.p.A (b)..............................       180,661
                                                                   ------------
                                                                      1,784,341
                                                                   ------------

             JAPAN - 37.4%
      3,000  ABC-Mart, Inc. (b)..................................       167,715
     20,000  Air Water, Inc. (b).................................       300,418
      9,900  Aisin Seiki Co., Ltd. (b)...........................       332,164
     37,000  Alps Electric Co., Ltd. (b) (c).....................     1,044,882
     37,000  Asahi Kasei Corp. (b)...............................       260,903
     19,700  Asics Corp. (b).....................................       469,534
      8,900  Bridgestone Corp. (b)...............................       307,995
     44,900  Brother Industries Ltd. (b).........................       541,226
      8,200  Calbee, Inc. (b) (c)................................       265,352
     18,900  Casio Computer Co., Ltd. (b)........................       344,014
     17,600  Century Tokyo Leasing Corp. (b).....................       509,526
      3,400  Cosmos Pharmaceutical Corp. (b).....................       399,994
     15,600  CyberAgent, Inc. (b) (c)............................       610,252
     23,400  Daihatsu Motor Co., Ltd. (b) (c)....................       270,678
      5,300  Disco Corp. (b) (c).................................       372,758
     17,600  Don Quijote Holdings Co., Ltd. (b)..................       663,093
     42,000  Dowa Holdings Co., Ltd. (b).........................       318,270
        800  FANUC Corp. (b).....................................       123,071
      5,000  FUJIFILM Holdings Corp. (b).........................       186,911
     52,000  Fujitsu Ltd. (b)....................................       226,190


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     16,800  Hakuhodo DY Holdings, Inc. (b)......................  $    159,278
     91,700  Haseko Corp. (b)....................................     1,038,810
     25,100  Hitachi Chemical Co., Ltd. (b)......................       346,312
      5,500  Honda Motor Co., Ltd. (b)...........................       164,157
     11,000  Hoshizaki Electric Co., Ltd. (b) (c)................       771,062
     48,700  Inpex Corp. (b).....................................       435,414
     43,300  Isetan Mitsukoshi Holdings Ltd. (b).................       649,686
     66,100  ITOCHU Corp. (b)....................................       698,759
     22,800  J Front Retailing Co., Ltd. (b).....................       369,328
     23,000  Japan Airlines Co., Ltd. (b)........................       813,853
     11,800  Japan Airport Terminal Co., Ltd. (b)................       510,003
     24,300  JFE Holdings, Inc. (b)..............................       319,155
      9,000  JGC Corp. (b).......................................       119,404
      9,500  Kaken Pharmaceutical Co., Ltd. (b)..................       881,767
     10,700  Kao Corp. (b).......................................       485,040
    106,000  Kawasaki Heavy Industries Ltd. (b)..................       365,948
     36,800  Kewpie Corp. (b) (c)................................       731,950
     23,000  Kikkoman Corp. (b)..................................       633,492
     14,000  Kinden Corp. (b)....................................       177,565
    194,000  Kobe Steel Ltd. (b).................................       210,349
     17,600  Konica Minolta, Inc. (b)............................       185,412
     16,200  Kose Corp. (b)......................................     1,478,562
     13,200  Kuraray Co., Ltd. (b)...............................       164,512
      8,401  M3, Inc. (b)........................................       166,951
      6,700  Mabuchi Motor Co., Ltd. (b).........................       290,911
     30,900  Marubeni Corp. (b)..................................       151,391
     47,200  Marui Group Co., Ltd. (b)...........................       569,335
     26,400  Mazda Motor Corp. (b)...............................       417,154
     11,800  MEIJI Holdings Co., Ltd. (b)........................       865,301
     53,100  MISUMI Group, Inc. (b) (c)..........................       547,989
    153,900  Mitsubishi Chemical Holdings Corp. (b)..............       803,602
     17,800  Mitsubishi Corp. (b)................................       291,770
    106,000  Mitsubishi Materials Corp. (b) (c)..................       322,073
     59,400  Mitsubishi Motors Corp. (b) (c).....................       454,310
     40,000  Mitsui & Co., Ltd. (b)..............................       449,580
    167,000  Mitsui Chemicals, Inc. (b)..........................       535,231
    158,000  Mitsui OSK Lines Ltd. (b) (c).......................       379,523
     12,800  MS&AD Insurance Group Holdings, Inc. (b) (c)........       343,422
      2,600  Murata Manufacturing Co., Ltd. (b)..................       335,854
     12,400  Nabtesco Corp. (b)..................................       226,549
     95,000  Nippon Express Co., Ltd. (b)........................       453,944
      4,900  Nippon Paint Holdings Co., Ltd. (b) (c).............        85,700
      9,800  Nippon Shokubai Co., Ltd. (b).......................       666,440
     14,200  Nippon Steel & Sumitomo Metal Corp. (b).............       258,763
     17,400  Nippon Telegraph & Telephone Corp. (b)..............       612,891
     62,000  Nippon Yusen K.K. (b)...............................       143,681
     35,100  Nissan Motor Co., Ltd. (b)..........................       322,730
     30,400  Nisshin Seifun Group, Inc. (b)......................       442,059
      2,600  Nitori Holdings Co., Ltd. (b).......................       203,591


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      5,400  Nitto Denko Corp. (b)...............................  $    323,421
     29,700  NOK Corp. (b).......................................       642,580
     12,200  NSK Ltd. (b)........................................       118,255
    169,000  NTN Corp. (b).......................................       697,257
      4,100  NTT Data Corp. (b)..................................       206,708
     10,300  NTT DOCOMO, Inc. (b)................................       173,731
     44,000  Oji Holdings Corp. (b)..............................       188,856
     25,500  ORIX Corp. (b)......................................       328,933
     85,000  Osaka Gas Co., Ltd. (b).............................       322,271
     11,400  Otsuka Holdings Co., Ltd. (b).......................       364,020
     19,100  Pigeon Corp. (b)....................................       446,287
      6,700  Pola Orbis Holdings, Inc. (b).......................       416,670
     20,300  Rakuten, Inc. (b)...................................       259,484
     49,300  Ricoh Co., Ltd. (b).................................       497,581
      3,700  Ryohin Keikaku Co., Ltd. (b)........................       753,352
     24,600  Santen Pharmaceutical Co., Ltd. (b).................       330,270
     50,400  Seiko Epson Corp. (b)...............................       712,961
     26,200  Sohgo Security Services Co., Ltd. (b) (c)...........     1,196,502
     28,800  Sompo Japan Nipponkoa Holdings, Inc. (b)............       836,492
     33,700  Sony Corp. (b) (c)..................................       826,059
    174,000  Sumitomo Chemical Co., Ltd. (b).....................       879,871
     54,600  Sumitomo Electric Industries Ltd. (b)...............       698,507
    109,000  Sumitomo Heavy Industries Ltd. (b)..................       431,922
     49,000  Sumitomo Metal Mining Co., Ltd. (b).................       556,628
     48,500  Sumitomo Rubber Industries Ltd. (b) (c).............       673,237
      6,900  Sundrug Co., Ltd. (b) (c)...........................       363,239
     12,500  Suntory Beverage & Food Ltd (b).....................       480,238
      6,400  Sysmex Corp. (b)....................................       337,995
     59,000  Taiheiyo Cement Corp. (b)...........................       176,786
     65,600  Taiyo Nippon Sanso Corp. (b) (c)....................       623,209
     10,100  TDK Corp. (b).......................................       571,234
    211,000  Teijin Ltd. (b) (c).................................       640,909
     15,700  Tohoku Electric Power Co., Inc. (b).................       212,759
     57,000  Tokyo Gas Co., Ltd. (b).............................       275,727
     49,000  Tokyo Tatemono Co., Ltd. (b)........................       584,236
     21,000  Toray Industries, Inc. (b) (c)......................       181,550
    142,000  Tosoh Corp. (b) (c).................................       683,387
      6,000  TOTO Ltd. (b).......................................       186,982
     12,200  Toyo Seikan Group Holdings Ltd. (b).................       194,193
     24,000  Toyoda Gosei Co., Ltd. (b)..........................       471,716
      6,700  Toyota Tsusho Corp. (b).............................       141,224
     11,700  Tsuruha Holdings, Inc. (b)..........................     1,008,284
      2,500  Yakult Honsha Co., Ltd. (b).........................       124,531
    217,100  Yamada Denki Co., Ltd. (b) (c)......................       875,243
     30,700  Yamaha Corp. (b)....................................       679,949
     29,600  Yamaha Motor Co., Ltd. (b)..........................       595,501
      7,800  Yamato Holdings Co., Ltd. (b) (c)...................       149,340
     50,000  Yamazaki Baking Co., Ltd. (b).......................       770,439


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     34,500  Yokohama Rubber (The) Co., Ltd. (b).................  $    608,481
                                                                   ------------
                                                                     53,584,516
                                                                   ------------

             LUXEMBOURG - 0.4%
      7,432  Millicom International Cellular S.A. (b)............       464,778
     12,780  Tenaris S.A. (b)....................................       153,646
                                                                   ------------
                                                                        618,424
                                                                   ------------

             NETHERLANDS - 2.1%
     26,632  Altice N.V., Class A (d)............................       557,230
     10,933  Boskalis Westminster N.V. (b).......................       478,565
     38,115  GrandVision N.V. (b)................................       978,332
      3,572  NXP Semiconductor N.V. (d)..........................       311,014
     11,820  Randstad Holding N.V. (b)...........................       706,491
                                                                   ------------
                                                                      3,031,632
                                                                   ------------

             NEW ZEALAND - 0.1%
     93,904  Meridian Energy Ltd. (b)............................       126,443
                                                                   ------------

             NORWAY - 0.3%
     10,570  Yara International ASA (b)..........................       421,665
                                                                   ------------

             PORTUGAL - 0.1%
     81,454  Banco Espirito Santo S.A. (b) (d) (e)...............             0
     24,760  NOS SGPS S.A. (b)...................................       204,520
                                                                   ------------
                                                                        204,520
                                                                   ------------

             SINGAPORE - 1.3%
     42,427  Flextronics International Ltd. (d)..................       447,180
    279,400  Frasers Centrepoint Ltd. (b)........................       291,654
     27,300  Keppel Corp., Ltd. (b)..............................       130,561
    123,900  Olam International Ltd. (b).........................       176,365
    116,500  Sembcorp Industries Ltd. (b)........................       284,328
    128,694  UOL Group Ltd. (b)..................................       544,876
                                                                   ------------
                                                                      1,874,964
                                                                   ------------

             SOUTH KOREA - 11.6%
      2,371  Amorepacific Corp. (b)..............................       772,634
      5,303  AMOREPACIFIC Group (b)..............................       732,380
      8,535  Celltrion, Inc. (b) (d).............................       491,529
     17,541  Hankook Tire Co., Ltd. (b)..........................       587,222
      5,390  Hanssem Co., Ltd. (b)...............................     1,305,047
      2,294  Hyosung Corp. (b)...................................       219,129
      2,669  Hyundai Department Store Co., Ltd. (b)..............       302,453
     17,445  Hyundai Development Co.-Engineering &
                Construction (b).................................       805,578
      4,034  Hyundai Mobis Co., Ltd. (b).........................       789,321
      5,901  Hyundai Motor Co. (b)...............................       820,004
     10,897  Hyundai Steel Co. (b)...............................       474,984
      5,622  Hyundai Wia Corp. (b)...............................       614,370
     21,999  Kia Motors Corp. (b)................................       997,241
     14,105  Korea Aerospace Industries, Ltd. (b)................       812,481


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
     12,970  Korea Electric Power Corp. (b)......................  $    534,739
     14,731  Korea Gas Corp. (b).................................       494,733
      1,760  LG Chem Ltd. (b)....................................       426,621
      9,733  LG Corp. (b)........................................       501,105
     25,415  LG Display Co., Ltd. (b)............................       485,198
      3,376  LG Electronics, Inc. (b)............................       130,410
        946  LG Household & Health Care Ltd. (b).................       684,610
     18,079  LG Uplus Corp. (b)..................................       185,053
      1,675  Lotte Shopping Co., Ltd. (b)........................       404,823
        813  POSCO (b)...........................................       114,954
     14,534  Samsung Card Co., Ltd. (b)..........................       445,055
     10,345  Samsung Electro-Mechanics Co., Ltd. (b).............       563,828
        690  Samsung Electronics Co., Ltd. (b)...................       662,023
     17,464  SK Hynix, Inc. (b)..................................       498,082
      2,919  SK Telecom Co., Ltd. (b)............................       647,539
     21,202  Woori Bank (b)......................................       168,500
                                                                   ------------
                                                                     16,671,646
                                                                   ------------

             SPAIN - 2.1%
     32,046  Acerinox S.A. (b) (c)...............................       286,529
     38,996  Almirall S.A. (b)...................................       696,292
     11,058  Corp. Financiera Alba S.A. (b)......................       461,230
     18,545  Endesa S.A. (b).....................................       391,084
     70,932  Gamesa Corp. Tecnologica S.A. (b)...................       984,666
     19,256  Repsol S.A. (b).....................................       224,586
                                                                   ------------
                                                                      3,044,387
                                                                   ------------

             SWEDEN - 4.8%
     18,046  Assa Abloy AB, Class B (b)..........................       323,669
      5,535  Atlas Copco AB, Class A (b).........................       133,111
     13,632  Axis Communications AB (b)..........................       563,283
     33,317  BillerudKorsnas AB (b)..............................       479,706
     45,096  Boliden AB (b)......................................       706,120
     31,765  Fastighets AB Balder, Class B (b) (d)...............       603,644
     35,558  Hexpol AB (b).......................................       397,673
     26,829  Investment AB Kinnevik, Class B (b).................       766,915
     22,489  Investor AB, Class B (b)............................       772,744
     15,679  Melker Schorling AB (b).............................       821,957
     62,486  Securitas AB, Class B (b)...........................       764,209
     27,754  SKF AB, Class B (b).................................       510,076
                                                                   ------------
                                                                      6,843,107
                                                                   ------------

             SWITZERLAND - 0.3%
      7,642  Pargesa Holding S.A. (b)............................       448,482
                                                                   ------------

             UNITED KINGDOM - 3.5%
    100,125  3i Group PLC (b)....................................       707,272
     12,191  Bellway PLC (b).....................................       459,347
      4,576  Berkeley Group Holdings PLC (b).....................       231,639
     26,649  BHP Billiton PLC (b)................................       405,641


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    120,510  Capital & Counties Properties PLC (b)...............  $    792,648
     19,839  Dialog Semiconductor PLC (b) (d)....................       795,914
     38,032  John Wood Group PLC (b).............................       354,549
     63,453  Kingfisher PLC (b)..................................       344,692
    273,874  Vodafone Group PLC (b)..............................       863,822
                                                                   ------------
                                                                      4,955,524
                                                                   ------------
             TOTAL COMMON STOCKS ................................   133,182,534
             (Cost $149,820,708)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 6.8%

             AUSTRALIA - 0.7%
    231,555  Federation Centres (b)..............................       447,143
    188,216  Scentre Group (b)...................................       518,027
                                                                   ------------
                                                                        965,170
                                                                   ------------

             CANADA - 0.1%
      7,775  Canadian Apartment Properties REIT .................       165,346
                                                                   ------------

             HONG KONG - 0.6%
    145,591  Link REIT (b).......................................       799,655
                                                                   ------------

             SINGAPORE - 0.5%
    278,600  CapitaLand Commercial Trust Ltd. (b)................       263,040
    614,700  Keppel REIT (b).....................................       412,678
                                                                   ------------
                                                                        675,718
                                                                   ------------

             UNITED KINGDOM - 4.9%
     72,523  British Land Co., PLC (b)...........................       921,016
     17,633  Derwent London PLC (b)..............................       971,944
     74,400  Great Portland Estates PLC (b)......................       963,081
     72,632  Hammerson PLC (b)...................................       685,840
    173,493  Intu Properties PLC (b).............................       865,947
     48,185  Land Securities Group PLC (b).......................       918,596
    115,856  Segro PLC (b).......................................       753,768
     72,698  Shaftesbury PLC (b).................................     1,009,388
                                                                   ------------
                                                                      7,089,580
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     9,695,469
             (Cost $9,335,767)                                     ------------

RIGHTS - 0.0%

             HONG KONG - 0.0%
     41,455  Fosun International Ltd. (b) (d)....................             0
                                                                   ------------
             TOTAL RIGHTS .......................................             0
             (Cost $0)                                             ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
MONEY MARKET FUNDS - 3.7%
  5,250,677  Goldman Sachs Financial Square Treasury Obligations Fund -
             Institutional Class - 0.01% (f) (g).................  $  5,250,677
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     5,250,677
             (Cost $5,250,677)                                     ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.8%
$ 1,250,183  JPMorgan Chase & Co., 0.09% (f), dated 9/30/15, due
             10/1/15, with a maturity value of $1,250,186.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/19. The value of the collateral
             including accrued interest is $1,278,632. (g).......     1,250,183
  1,322,479  RBC Capital Markets LLC, 0.05% (f), dated 9/30/15, due 10/1/15, with a maturity value of $1,322,481.
             Collateralized by U.S. Treasury Notes, interest rate
             of 2.625%, due 8/15/20. The value of the collateral
             including accrued interest is $1,353,199. (g).......     1,322,479
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     2,572,662
             (Cost $2,572,662)                                     ------------

             TOTAL INVESTMENTS - 105.2% .........................   150,701,342
             (Cost $166,979,814) (h)

             NET OTHER ASSETS AND LIABILITIES - (5.2%) ..........    (7,384,548)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $143,316,794
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $132,888,123 or 92.72% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,481,828 and the total value of the collateral held by the Fund is $7,823,339.

(d)   Non-income producing security.

(e)   This company has filed for protection in federal bankruptcy court.

(f)   Interest rate shown reflects yield as of September 30, 2015.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,124,488 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,402,960.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Canada....................................  $     8,328,704  $   8,328,704  $            --  $           --
    Ireland...................................          868,505        180,406          688,099              --
    Netherlands...............................        3,031,632        868,244        2,163,388              --
    Portugal..................................          204,520             --          204,520              --*
    Singapore.................................        1,874,964        447,180        1,427,784              --
    Other Country Categories**................      118,874,209             --      118,874,209              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      133,182,534      9,824,534      123,358,000              --*
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Canada....................................          165,346        165,346               --              --
    Other Country Categories**................        9,530,123             --        9,530,123              --
                                                ---------------  -------------  ---------------  --------------
       Total Real Estate Investment Trusts....        9,695,469        165,346        9,530,123              --
                                                ---------------  -------------  ---------------  --------------
Rights........................................               --*            --               --*             --
Money Market Funds............................        5,250,677      5,250,677               --              --
Repurchase Agreements.........................        2,572,662             --        2,572,662              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   150,701,342  $  15,240,557  $   135,460,785  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred shares of foreign Real Estate Investment Trusts valued at $600,822 from Level 1 to Level 2 of the fair value hierarchy. The shares of Real Estate Investment Trusts that transferred from Level 1 to Level 2 did so as a result of being valued based on quoted prices at December 31, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2015
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                     22.1%
Financials                                 19.0
Industrials                                16.1
Materials                                  11.3
Consumer Staples                            9.1
Information Technology                      7.2
Energy                                      4.1
Health Care                                 5.5
Utilities                                   3.3
Telecommunication Services                  2.3
                                          ------
TOTAL                                     100.0%
                                          ======


                                        % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION       INVESTMENTS
-------------------------------------------------------
Japanese Yen                               35.5%
Euro                                       16.4
South Korean Won                           11.1
Hong Kong Dollar                            6.9
Canadian Dollar                             5.6
British Pound Sterling                      7.5
Swedish Krona                               4.8
US Dollar                                   5.8
Australian Dollar                           2.8
Singapore Dollar                            1.4
Danish Krone                                1.1
Norwegian Krone                             0.6
Swiss Franc                                 0.4
New Zealand Dollar                          0.1
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 100.3%

               BERMUDA - 1.7%
      288,622  COSCO Pacific Ltd. (b)............................  $    373,419
      810,377  Hanergy Thin Film Power Group Ltd. (b) (c)........        52,282
    1,099,533  Kunlun Energy Co., Ltd. (b).......................       790,048
      568,999  Nine Dragons Paper Holdings Ltd. (b)..............       296,777
      471,489  Shenzhen International Holdings Ltd. (b)..........       649,328
                                                                   ------------
                                                                      2,161,854
                                                                   ------------

               BRAZIL - 11.8%
      256,758 Cia de Saneamento Basico do Estado de Sao Paulo... 1,025,866 443,369 Cia Energetica de Minas Gerais (Preference
                  Shares) .......................................       781,725
      135,128  Cia Paranaense de Energia (Preference Shares) ....     1,112,518
       50,302  Fibria Celulose S.A. .............................       682,620
      223,777  Gerdau S.A. (Preference Shares) ..................       308,755
      626,487  Itausa - Investimentos Itau S.A. (Preference
                  Shares) .......................................     1,128,293
      400,277  JBS S.A. .........................................     1,696,218
      250,440  Lojas Renner S.A. ................................     1,162,340
      350,503  Petroleo Brasileiro S.A. (Preference Shares) (c)..       640,091
       95,393  Porto Seguro S.A. ................................       724,260
      198,459  Raia Drogasil S.A. ...............................     1,957,308
      384,314  Suzano Papel e Celulose S.A. (Preference Shares) .     1,869,950
       91,900  Telefonica Brasil S.A. (Preference Shares) .......       850,037
       70,139  Ultrapar Participacoes S.A. ......................     1,181,810
                                                                   ------------
                                                                     15,121,791
                                                                   ------------

               CAYMAN ISLANDS - 11.8%
       20,179  58.com, Inc., ADR (c).............................       949,422
      332,144  China Conch Venture Holdings Ltd. (b) (d).........       708,343
    2,965,170  China Hongqiao Group Ltd. (b) (d).................     1,403,812
      200,857  China Mengniu Dairy Co., Ltd. (b).................       712,183
    3,140,400  China Resources Cement Holdings Ltd. (b)..........     1,425,363
      629,558  China Resources Land Ltd. (b).....................     1,486,587
    2,643,257  Country Garden Holdings Co., Ltd. (b).............       957,681
       18,529  Eurasia Drilling Co., Ltd., GDR ..................       170,467
    3,526,438  Evergrande Real Estate Group Ltd. (b) (d).........     2,015,122
      690,906  Geely Automobile Holdings Ltd. (b)................       329,368
      753,356  Longfor Properties Co., Ltd. (b)..................       954,875
    3,676,967  Semiconductor Manufacturing International
                  Corp. (b) (c)..................................       338,582
       78,664  Shenzhou International Group Holdings Ltd. (b)....       407,578
      507,705  Shimao Property Holdings Ltd. (b).................       768,547
    2,611,510  SOHO China Ltd. (b)...............................     1,018,267
      409,502  Sunac China Holdings Ltd. (b).....................       216,949
       37,462  Tencent Holdings Ltd. (b).........................       632,458
    1,250,717  WH Group Ltd. (b) (c).............................       620,806
                                                                   ------------
                                                                     15,116,410
                                                                   ------------

               CHILE - 0.3%
      129,549  Empresas CMPC S.A. ...............................       333,162
                                                                   ------------

               CHINA - 11.1%
    1,485,394  AviChina Industry & Technology Co., Ltd.,
                  Class H (b)....................................     1,107,778


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               CHINA (CONTINUED)
      364,164  Beijing Capital International Airport Co., Ltd.,
                  Class H (b)....................................  $    341,334
    1,603,195  China Communications Services Corp., Ltd.,
                  Class H (b)....................................       618,840
    1,406,736  China Machinery Engineering Corp., Class H (b)....     1,223,174
    1,509,955  China Molybdenum Co., Ltd., Class H (b) (d).......       738,417
      715,139  China National Building Material Co., Ltd.,
                  Class H (b)....................................       414,364
    1,109,277  China Telecom Corp., Ltd., Class H (b)............       534,583
    2,193,287  Chongqing Rural Commercial Bank Co., Ltd.,
                  Class H (b)....................................     1,255,564
    1,109,238  Dongfeng Motor Group Co., Ltd., Class H (b).......     1,393,607
    1,040,482  Guangzhou R&F Properties Co., Ltd., Class H (b)...       942,575
    3,499,097  People's Insurance Co., Group of China Ltd.,
                  Class H (b)....................................     1,721,771
      359,287  PICC Property & Casualty Co., Ltd., Class H (b)...       705,602
    1,230,923  Sinopec Engineering Group Co., Ltd.,
                  Class H (b)....................................     1,075,203
      536,834  Zhejiang Expressway Co., Ltd., Class H (b)........       591,282
      216,902  Zhuzhou CSR Times Electric Co., Ltd.,
                  Class H (b)....................................     1,619,633
                                                                   ------------
                                                                     14,283,727
                                                                   ------------

               COLOMBIA - 0.5%
    1,403,482  Ecopetrol S.A. ...................................       604,517
                                                                   ------------

               EGYPT - 0.2%
       48,208  Commercial International Bank Egypt SAE (b).......       324,934
                                                                   ------------

               GREECE - 0.2%
      602,137  National Bank of Greece S.A. (b) (c)..............       258,784
                                                                   ------------

               HONG KONG - 6.2%
    4,694,393  China Jinmao Holdings Group Ltd. (b)..............     1,175,201
      329,954  China Overseas Land & Investment Ltd. (b).........     1,005,329
      678,948  China Power International Development Ltd. (b)....       443,758
      141,548  China Resources Power Holdings Co., Ltd. (b)......       322,770
      417,027  China Taiping Insurance Holdings Co.,
                  Ltd. (b) (c)...................................     1,305,135
      466,746  China Unicom Hong Kong Ltd. (b)...................       593,184
      414,946  CITIC Ltd. (b)....................................       757,574
    1,258,238  CNOOC Ltd. (b)....................................     1,297,151
      243,838  Lenovo Group Ltd. (b).............................       206,138
      115,024  Shanghai Industrial Holdings Ltd. (b).............       255,181
    1,176,067  Sino-Ocean Land Holdings Ltd. (b).................       635,977
                                                                   ------------
                                                                      7,997,398
                                                                   ------------

               HUNGARY - 0.6%
       37,442  OTP Bank PLC (b)..................................       722,768
                                                                   ------------

               INDONESIA - 2.7%
    1,814,835  Bank Danamon Indonesia Tbk PT (b).................       359,184
      745,571  Bank Mandiri Persero Tbk PT (b)...................       404,435
    2,574,682  Bank Negara Indonesia Persero Tbk PT (b)..........       729,394
    1,050,967  Bank Rakyat Indonesia Persero Tbk PT (b)..........       622,273
      950,704  Indofood CBP Sukses Makmur Tbk PT (b).............       806,209
      472,134  Matahari Department Store Tbk PT (b)..............       521,477
                                                                   ------------
                                                                      3,442,972
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               LUXEMBOURG - 0.7%
       78,738  Ternium S.A., ADR ................................  $    967,690
                                                                   ------------

               MALAYSIA - 0.8%
    1,674,400  SapuraKencana Petroleum Bhd (b)...................       718,709
      878,100  YTL Power International Bhd (b)...................       321,965
                                                                   ------------
                                                                      1,040,674
                                                                   ------------

               MEXICO - 1.6%
       83,949  Gruma S.A.B. de C.V., Class B ....................     1,154,585
      747,129  OHL Mexico S.A.B. de C.V. (c).....................       963,473
                                                                   ------------
                                                                      2,118,058
                                                                   ------------

               NETHERLANDS - 1.2%
       92,683  X5 Retail Group N.V., GDR (b) (c).................     1,615,699
                                                                   ------------

               PHILIPPINES - 2.6%
       20,010  Ayala Corp. (b)...................................       328,576
      219,330  JG Summit Holdings, Inc. (b)......................       333,541
    8,783,200  Megaworld Corp. (b)...............................       822,174
      943,130  San Miguel Corp. (b)..............................       979,392
       95,210  Semirara Mining and Power Corp. (b)...............       277,396
      795,800  SM Prime Holdings, Inc. (b).......................       352,547
       70,310  Universal Robina Corp. (b)........................       289,079
                                                                   ------------
                                                                      3,382,705
                                                                   ------------

               POLAND - 4.5%
      162,479  Energa S.A. (b)...................................       721,120
       44,949  KGHM Polska Miedz S.A. (b)........................       970,965
      141,503  Orange Polska S.A. (b)............................       270,517
      258,840  PGE Polska Grupa Energetyczna S.A. (b)............       919,682
       91,043  Polski Koncern Naftowy Orlen S.A. (b).............     1,589,588
      735,581  Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)..     1,264,495
                                                                   ------------
                                                                      5,736,367
                                                                   ------------

               RUSSIA - 15.3%
          829  AK Transneft OAO (Preference Shares) (b) (c)......     1,881,841
    1,148,594  Alrosa AO (b) (c).................................     1,019,195
   21,025,162  E.ON Russia JSC (b) (c)...........................       915,919
      744,232  Gazprom OAO (b) (c)...............................     1,532,779
       15,284  Lukoil PJSC (b) (c)...............................       524,728
        9,109  Magnit PJSC (b) (c)...............................     1,617,395
    6,896,174  Magnitogorsk Iron & Steel Works OJSC (b) (c)......     2,153,406
      105,648  Mobile TeleSystems PJSC, ADR .....................       762,779
    1,308,528  Rostelecom OJSC (b) (c)...........................     1,722,138
  117,804,779  RusHydro JSC (b) (c)..............................     1,099,825
      657,593  Sberbank of Russia (b)............................       757,948
      125,683  Severstal PAO (b) (c).............................     1,346,672
    2,945,122  Surgutneftegas OAO (b) (c)........................     1,510,203
      360,183  Tatneft OAO (b) (c)...............................     1,701,125


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   SHARES                         DESCRIPTION                         VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               RUSSIA (CONTINUED)
1,033,736,942  VTB Bank JSC (b) (c)..............................  $  1,070,951
                                                                   ------------
                                                                     19,616,904
                                                                   ------------

               SINGAPORE - 1.2%
    1,928,300  Yangzijiang Shipbuilding Holdings Ltd. (b)........     1,541,876
                                                                   ------------

               SOUTH AFRICA - 6.5%
      138,123  Discovery Ltd. (b)................................     1,374,199
      110,502  Kumba Iron Ore Ltd. (b)...........................       628,415
      128,374  Liberty Holdings Ltd. (b).........................     1,172,893
       74,343  Mondi Ltd. (b)....................................     1,558,775
       21,022  MTN Group Ltd. (b)................................       270,328
      186,318  Rand Merchant Insurance Holdings Ltd. (b).........       557,935
      219,957  Sanlam Ltd. (b)...................................       951,198
       52,280  Sasol Ltd. (b)....................................     1,464,506
       56,683  Steinhoff International Holdings Ltd. (b).........       348,059
                                                                   ------------
                                                                      8,326,308
                                                                   ------------

               TAIWAN - 12.9%
      790,243  Advanced Semiconductor Engineering, Inc. (b)......       861,038
    2,826,474  AU Optronics Corp. (b)............................       836,824
      101,791  Catcher Technology Co., Ltd. (b)..................     1,088,218
    3,467,054  China Airlines Ltd. (b) (c).......................     1,188,631
    2,136,133  Compal Electronics, Inc. (b)......................     1,213,397
       54,091  Eclat Textile Co., Ltd. (b).......................       858,892
    1,454,804  Eva Airways Corp. (b) (c).........................       816,172
      351,450  Far Eastern New Century Corp. (b).................       313,800
      304,064  Feng TAY Enterprise Co., Ltd. (b).................     1,895,101
      792,120  Fubon Financial Holding Co., Ltd. (b).............     1,240,017
       12,330  Hermes Microvision, Inc. (b)......................       470,007
    1,422,268  Innolux Corp. (b).................................       445,433
    1,332,846  Inotera Memories, Inc. (b) (c)....................       837,891
        8,260  Largan Precision Co., Ltd. (b)....................       644,651
      656,977  Pegatron Corp. (b)................................     1,607,814
      254,095  Pou Chen Corp. (b)................................       382,236
      427,223  Siliconware Precision Industries Co., Ltd. (b)....       532,603
    1,436,031  United Microelectronics Corp. (b).................       471,714
    1,441,614  Wan Hai Lines Ltd. (b)............................       912,727
                                                                   ------------
                                                                     16,617,166
                                                                   ------------

               THAILAND - 1.5%
   10,766,500  IRPC PCL .........................................     1,115,361
      106,800  PTT Exploration & Production PCL .................       205,979
       46,200  Siam Cement Public (The) Co., Ltd. (b)............       591,181
                                                                   ------------
                                                                      1,912,521
                                                                   ------------

               TURKEY - 3.4%
       61,565  Arcelik A.S. (b)..................................       300,144
      914,383  Eregli Demir ve Celik Fabrikalari TAS (b).........     1,128,731
       44,944  Tupras Turkiye Petrol Rafinerileri A.S. (b) (c)...     1,101,575


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               TURKEY (CONTINUED)
      430,050  Turk Hava Yollari AO (b) (c)......................  $  1,134,604
      207,530  Turkcell Iletisim Hizmetleri A.S. (b).............       724,161
                                                                   ------------
                                                                      4,389,215
                                                                   ------------

               UNITED KINGDOM - 0.5%
      638,240  Evraz PLC (b) (c).................................       704,959
                                                                   ------------

               VIRGIN ISLANDS (BRITISH) - 0.5%
       35,802  Mail.ru Group Ltd., GDR (b) (c)...................       624,066
                                                                   ------------
               TOTAL COMMON STOCKS ..............................   128,962,525
               (Cost $174,158,727)                                 ------------


REAL ESTATE INVESTMENT TRUSTS (a) - 1.3%

               MEXICO - 0.9%
      536,356  Fibra Uno Administracion S.A. de C.V. ............     1,107,619
                                                                   ------------

               SOUTH AFRICA - 0.2%
      150,311  Growthpoint Properties Ltd. (b)...................       278,496
                                                                   ------------

               TURKEY - 0.2%
      313,056  Emlak Konut Gayrimenkul Yatirim Ortakligi
                  A.S. (b).......................................       259,939
                                                                   ------------
               TOTAL REAL ESTATE INVESTMENT TRUSTS ..............     1,646,054
               (Cost $2,573,361)                                   ------------


MONEY MARKET FUNDS - 2.0%
    2,560,880  Goldman Sachs Financial Square Treasury
               Obligations Fund - Institutional Class -
               0.01% (e) (f).....................................     2,560,880
                                                                   ------------
               TOTAL MONEY MARKET FUNDS .........................     2,560,880
               (Cost $2,560,880)                                   ------------

  PRINCIPAL
    VALUE                         DESCRIPTION                         VALUE
-------------  --------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.0%
$     609,744  JPMorgan Chase & Co., 0.09% (e), dated 9/30/15,
               due 10/1/15, with a maturity value of $609,746.
               Collateralized by U.S. Treasury Notes, interest
               rate of 1.625%, due 7/31/19. The value of the
               collateral including accrued interest is
               $623,619. (f).....................................       609,744
      645,004  RBC Capital Markets LLC, 0.05% (e), dated 9/30/15, due 10/1/15, with a maturity value of $645,005.
               Collateralized by U.S. Treasury Notes, interest
               rate of 2.625%, due 8/15/20. The value of the
               collateral including accrued interest is
               $659,987. (f).....................................       645,004
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS ......................     1,254,748
               (Cost $1,254,748)                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

                                 DESCRIPTION                          VALUE
               --------------------------------------------------  ------------
               TOTAL INVESTMENTS - 104.6% .......................  $134,424,207
               (Cost $180,547,716) (g)

               NET OTHER ASSETS AND LIABILITIES - (4.6%) ........    (5,945,203)
                                                                   ------------
               NET ASSETS - 100.0% ..............................  $128,479,004
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $107,151,734 or 83.40% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,590,703 and the total value of the collateral held by the Fund is $3,815,629.

(e)   Interest rate shown reflects yield as of September 30, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,198,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $49,321,640.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $     2,161,854  $          --  $     2,109,572  $       52,282
    Brazil....................................       15,121,791     15,121,791               --              --
    Cayman Islands............................       15,116,410      1,119,889       13,996,521              --
    Chile.....................................          333,162        333,162               --              --
    Colombia..................................          604,517        604,517               --              --
    Luxembourg................................          967,690        967,690               --              --
    Mexico....................................        2,118,058      2,118,058               --              --
    Russia....................................       19,616,904        762,779       18,854,125              --
    Thailand..................................        1,912,521      1,321,340          591,181              --
    Other Country Categories*.................       71,009,618             --       71,009,618              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      128,962,525     22,349,226      106,561,017          52,282
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Mexico....................................        1,107,619      1,107,619               --              --
    Other Country Categories*.................          538,435             --          538,435              --
                                                ---------------  -------------  ---------------  --------------
       Total Real Estate Investment Trusts....        1,646,054      1,107,619          538,435              --
                                                ---------------  -------------  ---------------  --------------
Money Market Funds............................        2,560,880      2,560,880               --              --
Repurchase Agreements.........................        1,254,748             --        1,254,748              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   134,424,207  $  26,017,725  $   108,354,200  $       52,282
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $1,619,633 from Level 1 to Level 2 and $4,098,689 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being valued based on quoted prices at December 31, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
   Rights                                               $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases:
    Common Stocks                                           52,282
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2015
    Common Stocks                                           52,282
                                                        ----------
Total Level 3 holdings                                  $   52,282
                                                        ==========

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                 24.3%
Energy                                     15.0
Materials                                  14.2
Industrials                                12.9
Information Technology                      9.0
Consumer Staples                            8.0
Utilities                                   5.9
Consumer Discretionary                      5.8
Telecommunication Services                  4.9
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AEROSPACE & DEFENSE - 1.7%
     36,467  MTU Aero Engines AG (a).............................  $  3,053,038
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 0.9%
     58,707  Deutsche Post AG (a)................................     1,626,361
                                                                   ------------

             AIRLINES - 3.0%
    399,080  Deutsche Lufthansa AG (a) (b).......................     5,555,508
                                                                   ------------

             AUTO COMPONENTS - 1.7%
     14,495  Continental AG (a)..................................     3,095,928
                                                                   ------------

             AUTOMOBILES - 10.4%
     62,678  Bayerische Motoren Werke AG (a).....................     5,468,198
     75,379  Daimler AG (a)......................................     5,487,824
    101,792  Porsche Automobil Holding SE (Preference
                Shares) (a)......................................     4,330,808
     36,983  Volkswagen AG (Preference Shares) (a)...............     4,062,500
                                                                   ------------
                                                                     19,349,330
                                                                   ------------

             CAPITAL MARKETS - 2.5%
    171,256  Deutsche Bank AG (a)................................     4,621,719
                                                                   ------------

             CHEMICALS - 9.2%
     78,073  BASF SE (a).........................................     5,971,288
    162,862  K+S AG (a)..........................................     5,464,576
     29,090  LANXESS AG (a)......................................     1,362,082
     27,636  Symrise AG (a)......................................     1,665,159
     33,228  Wacker Chemie AG (a)................................     2,527,350
                                                                   ------------
                                                                     16,990,455
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.0%
     22,137  HOCHTIEF AG (a).....................................     1,848,238
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.6%
     43,259  HeidelbergCement AG (a).............................     2,970,680
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.9%
     41,438  Deutsche Boerse AG (a)..............................     3,573,780
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
     99,577  Deutsche Telekom AG (a).............................     1,772,623
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.0%
     35,813  OSRAM Licht AG (a)..................................     1,855,413
                                                                   ------------

             FOOD PRODUCTS - 1.0%
    103,079  Suedzucker AG (a) (c)...............................     1,874,487
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
     36,906  Sartorius AG  (Preference Shares) ..................     8,769,423
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 8.3%
     83,113  Fresenius Medical Care AG & Co. KGaA (a)............     6,495,695
    133,663  Fresenius SE & Co. KGaA (a).........................     8,972,505
                                                                   ------------
                                                                     15,468,200
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDUSTRIAL CONGLOMERATES - 2.5%
     51,085  Siemens AG (a)......................................  $  4,563,780
                                                                   ------------

             INSURANCE - 9.6%
     33,039  Allianz SE (a)......................................     5,190,196
     53,181  Hannover Rueck SE (a)...............................     5,447,387
     38,702  Muenchener Rueckversicherungs-Gesellschaft AG in
                Muenchen (a).....................................     7,228,162
                                                                   ------------
                                                                     17,865,745
                                                                   ------------

             MACHINERY - 14.5%
    179,017  KION Group AG (a)...................................     7,954,735
     32,818  Krones AG (a).......................................     3,458,783
    102,947  KUKA AG (a) (c).....................................     7,900,583
     18,678  Rational AG (a).....................................     7,472,574
                                                                   ------------
                                                                     26,786,675
                                                                   ------------

             MEDIA - 5.6%
    141,120  CTS Eventim AG & Co. KGaA (a).......................     5,234,247
    104,185  ProSiebenSat.1 Media AG (a).........................     5,113,985
                                                                   ------------
                                                                     10,348,232
                                                                   ------------

             METALS & MINING - 0.6%
     65,931  ThyssenKrupp AG (a).................................     1,158,537
                                                                   ------------

             MULTI-UTILITIES - 2.4%
    398,873  RWE AG (a)..........................................     4,532,684
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.4%
    374,228  Deutsche Wohnen AG (a)..............................    10,008,531
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
    158,637  Dialog Semiconductor PLC (a) (b)....................     6,364,301
    414,676  Infineon Technologies AG (a)........................     4,659,066
                                                                   ------------
                                                                     11,023,367
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.8%
     54,616  Fraport AG Frankfurt Airport Services
                Worldwide (a)....................................     3,377,063
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.8%
    101,832  Freenet AG (a)......................................     3,369,060
                                                                   ------------
             TOTAL COMMON STOCKS ................................   185,458,857
             (Cost $213,953,252)                                   ------------

MONEY MARKET FUNDS - 2.8%
  5,209,920  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (d) (e)..........     5,209,920
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     5,209,920
             (Cost $5,209,920)                                     ------------


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.4%
$ 1,240,479  JPMorgan Chase & Co., 0.09% (d), dated 9/30/15, due
             10/1/15, with a maturity value of $1,240,482.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/19. The value of the collateral
             including accrued interest is $1,268,707. (e).......  $  1,240,479
  1,312,213  RBC Capital Markets LLC, 0.05% (d), dated 9/30/15, due 10/1/15, with a maturity value of $1,312,215.
             Collateralized by U.S. Treasury Notes, interest rate
             of 2.625%, due 8/15/20. The value of the collateral
             including accrued interest is $1,342,695. (e).......     1,312,213
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     2,552,692
             (Cost $2,552,692)                                     ------------

             TOTAL INVESTMENTS - 104.2% .........................   193,221,469
             (Cost $221,715,864) (f)

             NET OTHER ASSETS AND LIABILITIES - (4.2%) ..........    (7,820,711)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $185,400,758
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $176,689,434 or 95.30% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,459,959 and the total value of the collateral held by the Fund is $7,762,612. (d) Interest rate shown reflects yield as of September 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,382,628 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,877,023.


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Health Care Equipment & Supplies..........  $     8,769,423  $   8,769,423  $            --  $           --
    Other Industry Categories*................      176,689,434             --      176,689,434              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      185,458,857      8,769,423      176,689,434              --
Money Market Funds............................        5,209,920      5,209,920               --              --
Repurchase Agreements.........................        2,552,692             --        2,552,692              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   193,221,469  $  13,979,343  $   179,242,126  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                                26.2%
Financials                                 19.5
Consumer Discretionary                     17.7
Health Care                                13.1
Materials                                  11.4
Information Technology                      5.9
Telecommunication Services                  2.8
Utilities                                   2.4
Consumer Staples                            1.0
                                          ------
TOTAL                                     100.0%
                                          ======


COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
Germany                                    96.6%
United States                               4.2
United Kingdom                              3.4
------------------------------------------------
TOTAL INVESTMENTS                         104.2
NET OTHER ASSETS AND LIABILITIES           (4.2)
                                          ------
TOTAL                                     100.0%
                                          ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIRLINES - 4.0%
     63,629  Air Canada (a)......................................  $    511,607
                                                                 _______________

             AUTO COMPONENTS - 6.2%
      8,289  Linamar Corp. ......................................       434,481
      7,194  Magna International, Inc. ..........................       345,064
                                                                 _______________
                                                                        779,545
                                                                 _______________

             CHEMICALS - 0.9%
      1,270  Agrium, Inc. .......................................       113,819
                                                                 _______________

             CONSTRUCTION & ENGINEERING - 4.5%
     20,032  SNC-Lavalin Group, Inc. ............................       570,113
                                                                 _______________

             CONTAINERS & PACKAGING - 6.1%
      5,487  CCL Industries, Inc., Class B ......................       770,236
                                                                 _______________

             DIVERSIFIED FINANCIAL SERVICES - 2.8%
     25,535  Element Financial Corp. (a).........................       348,631
                                                                 _______________

             ELECTRIC UTILITIES - 1.1%
      4,273  Emera, Inc. (CAD) ..................................       141,750
                                                                 _______________

             FOOD & STAPLES RETAILING - 6.5%
      6,293  Alimentation Couche-Tard, Inc., Class B ............       289,398
      5,733  Empire Co., Ltd., Class A ..........................       117,925
      1,713  George Weston Ltd. .................................       138,580
     10,030  Metro, Inc. ........................................       273,279
                                                                 _______________
                                                                        819,182
                                                                 _______________

             HOTELS, RESTAURANTS & LEISURE - 2.8%
     19,650  Amaya, Inc. (a) (b).................................       358,250
                                                                 _______________

             INSURANCE - 5.3%
      4,623  Great-West Lifeco, Inc. ............................       110,751
     36,214  Manulife Financial Corp. ...........................       560,103
                                                                 _______________
                                                                        670,854
                                                                 _______________

             MEDIA - 1.1%
      3,535  Thomson Reuters Corp. ..............................       142,089
                                                                 _______________

             METALS & MINING - 9.0%
     41,178  First Quantum Minerals Ltd. ........................       150,888
    131,078  Lundin Mining Corp. (a).............................       370,299
     54,316  Teck Resources Ltd., Class B .......................       259,268
    141,564  Turquoise Hill Resources Ltd. (a)...................       361,733
                                                                 _______________
                                                                      1,142,188
                                                                 _______________

             MULTI-UTILITIES - 3.0%
     12,771  ATCO, Ltd., Class I.................................       375,139
                                                                 _______________

             MULTILINE RETAIL - 8.2%
      2,517  Canadian Tire Corp. Ltd., Class A ..................       226,426
      4,441  Dollarama, Inc. ....................................       299,938


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MULTILINE RETAIL (CONTINUED)
     30,290  Hudson's Bay Co. ...................................  $    512,513
                                                                 _______________
                                                                      1,038,877
                                                                 _______________

             OIL, GAS & CONSUMABLE FUELS - 25.1%
     23,566  ARC Resources Ltd. (CAD) (b)........................       311,506
     24,795  Canadian Natural Resources Ltd. ....................       482,894
     33,289  Canadian Oil Sands Ltd. ............................       157,402
     26,236  Crescent Point Energy Corp. (b).....................       300,205
     61,041  Encana Corp.........................................       392,913
     21,110  Husky Energy, Inc. .................................       329,186
      6,968  Imperial Oil Ltd....................................       220,762
      9,774  Suncor Energy, Inc. ................................       261,397
      8,961  Tourmaline Oil Corp. (a)............................       208,631
     63,774  Whitecap Resources, Inc. (b)........................       503,693
                                                                 _______________
                                                                      3,168,589
                                                                 _______________

             PAPER & FOREST PRODUCTS - 1.8%
      7,348  West Fraser Timber Co., Ltd. .......................       233,462
                                                                 _______________

             PHARMACEUTICALS - 2.6%
      1,820  Valeant Pharmaceuticals International, Inc. (a).....       324,859
                                                                 _______________

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
      3,852  Brookfield Asset Management, Inc., Class A .........       121,203
                                                                 _______________

             SOFTWARE - 4.5%
      1,356  Constellation Software, Inc. .......................       568,362
                                                                 _______________

             TEXTILES, APPAREL & LUXURY GOODS - 1.0%
      4,052  Gildan Activewear, Inc. ............................       122,304
                                                                 _______________

             TRADING COMPANIES & DISTRIBUTORS - 2.5%
     21,470  Finning International, Inc. ........................       315,011
                                                                 _______________
             TOTAL COMMON STOCKS ................................    12,636,070
                                                                 _______________
             (Cost $16,761,537)

MONEY MARKET FUNDS - 5.4%
    679,215  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (c) (d)..........       679,215
                                                                 _______________
             (Cost $679,215)
 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 2.6%
$   161,721  JPMorgan Chase & Co., 0.09% (c), dated 9/30/15, due
             10/1/15, with a maturity value of $161,721.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/19. The value of the collateral
             including accrued interest is $165,401. (d).........       161,721


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS (CONTINUED)
$   171,072  RBC Capital Markets LLC, 0.05% (c), dated 9/30/15, due 10/1/15, with a maturity value of $171,073.
             Collateralized by U.S. Treasury Notes, interest rate
             of 2.625%, due 8/15/20. The value of the collateral
             including accrued interest is $175,046. (d).........  $    171,072
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................       332,793
                                                                 _______________
             (Cost $332,793)

             TOTAL INVESTMENTS - 108.0% .........................    13,648,078
             (Cost $17,773,545) (e)

             NET OTHER ASSETS AND LIABILITIES - (8.0%) ..........    (1,005,242)
                                                                 _______________

             NET ASSETS - 100.0% ................................  $ 12,642,836
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $984,228 and the total value of the collateral held by the Fund is $1,012,008.

(c)   Interest rate shown reflects yield as of September 30, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $159,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,285,057.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    12,636,070  $  12,636,070  $            --  $           --
Money Market Funds............................          679,215        679,215               --              --
Repurchase Agreements.........................          332,793             --          332,793              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    13,648,078  $  13,315,285  $       332,793  $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
Canada                                    100.0%
United States                               8.0
------------------------------------------------
TOTAL INVESTMENTS                         108.0
NET OTHER ASSETS AND LIABILITIES           (8.0)
                                          ------
TOTAL                                     100.0%
                                          ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Energy                                     25.1%
Consumer Discretionary                     19.3
Materials                                  17.9
Industrials                                11.0
Financials                                  9.0
Consumer Staples                            6.5
Information Technology                      4.5
Utilities                                   4.1
Health Care                                 2.6
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 83.7%

             AIRLINES - 5.1%
     24,923  Qantas Airways Ltd. (a) (b).........................  $     65,432
                                                                   ------------

             BANKS - 2.1%
        489  Australia & New Zealand Banking Group Ltd. (b)......         9,343
      2,570  Bendigo and Adelaide Bank Ltd. (b)..................        17,961
                                                                   ------------
                                                                         27,304
                                                                   ------------

             CAPITAL MARKETS - 4.1%
        968  Macquarie Group Ltd. (b)............................        52,461
                                                                   ------------

             CHEMICALS - 3.6%
      8,183  Incitec Pivot Ltd. (b)..............................        22,554
      2,221  Orica Ltd. (b)......................................        23,573
                                                                   ------------
                                                                         46,127
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.8%
      1,486  Brambles Ltd. (b)...................................        10,208
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.6%
      5,385  Boral Ltd. (b)......................................        20,028
                                                                   ------------

             CONTAINERS & PACKAGING - 3.3%
      4,592  Amcor Ltd. (b)......................................        42,705
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.8%
        395  ASX Ltd (b).........................................        10,546
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.8%
      5,131  Telstra Corp., Ltd. (b).............................        20,287
      7,024  TPG Telecom Ltd. (b)................................        53,834
                                                                   ------------
                                                                         74,121
                                                                   ------------

             FOOD & STAPLES RETAILING - 4.2%
      1,211  Wesfarmers Ltd. (b).................................        33,476
      1,168  Woolworths Ltd. (b).................................        20,473
                                                                   ------------
                                                                         53,949
                                                                   ------------

             GAS UTILITIES - 2.7%
      5,735  APA Group (b).......................................        34,613
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 5.5%
        769  Ramsay Health Care Ltd. (b).........................        31,717
      2,948  Sonic Healthcare Ltd. (b)...........................        37,918
                                                                   ------------
                                                                         69,635
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 1.8%
      8,468  Tatts Group Ltd. (b)................................        22,467
                                                                   ------------

             INSURANCE - 4.0%
      2,823  Insurance Australia Group Ltd. (b)..................         9,652
      3,457  QBE Insurance Group Ltd. (b)........................        31,482
      1,173  Suncorp Group Ltd. (b)..............................        10,091
                                                                   ------------
                                                                         51,225
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 13.5%
      2,912  BHP Billiton Ltd. (b)...............................  $     45,993
     41,234  Fortescue Metals Group Ltd. (b).....................        53,230
      3,629  Newcrest Mining Ltd. (a) (b)........................        32,657
      1,172  Rio Tinto Ltd. (b)..................................        40,322
                                                                   ------------
                                                                        172,202
                                                                   ------------

             MULTI-UTILITIES - 3.6%
      4,052  AGL Energy Ltd. (b).................................        45,603
                                                                   ------------

             MULTILINE RETAIL - 3.8%
     17,463  Harvey Norman Holdings Ltd. (b).....................        47,834
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.0%
      3,948  Origin Energy Ltd. (b)..............................        17,274
      2,301  Woodside Petroleum Ltd. (b).........................        47,093
                                                                   ------------
                                                                         64,367
                                                                   ------------

             PROFESSIONAL SERVICES - 0.8%
      1,120  Seek Ltd. (b).......................................         9,492
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
      1,048  Lend Lease Group (b)................................         9,278
                                                                   ------------

             ROAD & RAIL - 8.0%
     11,843  Asciano Ltd. (b)....................................        70,114
      9,211  Aurizon Holdings Ltd. (b)...........................        32,541
                                                                   ------------
                                                                        102,655
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 2.9%
      3,163  Sydney Airport (b)..................................        13,294
      3,387  Transurban Group (b)................................        23,725
                                                                   ------------
                                                                         37,019
                                                                   ------------
             TOTAL COMMON STOCKS ................................     1,069,271
             (Cost $1,244,265)                                     ------------


REAL ESTATE INVESTMENT TRUSTS - 15.9%

             REAL ESTATE INVESTMENT TRUSTS - 15.9%
      4,315  Dexus Property Group (b)............................        21,760
     10,049  Goodman Group (b)...................................        41,538
     14,721  GPT (The) Group (b).................................        46,786
     34,057  Mirvac Group (b)....................................        41,351
     19,209  Stockland (b).......................................        52,187
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       203,622
             (Cost $227,071)                                       ------------


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.6% ..........................  $  1,272,893
             (Cost $1,471,336) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............         4,816
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,277,709
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $1,272,893 or 99.62% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $46,480 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $244,923.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,069,271  $          --  $     1,069,271  $           --
Real Estate Investment Trusts*................          203,622             --          203,622              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     1,272,893  $          --  $     1,272,893  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $21,428 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold. Previously, these securities were valued based on quoted prices. See Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments.

COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
Australia                                  99.6%
------------------------------------------------
TOTAL INVESTMENTS                          99.6
NET OTHER ASSETS AND LIABILITIES            0.4
                                          ------
TOTAL                                     100.0%
                                          ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                 27.8%
Materials                                  22.1
Industrials                                17.7
Utilities                                   6.3
Telecommunication Services                  5.8
Consumer Discretionary                      5.5
Health Care                                 5.5
Energy                                      5.1
Consumer Staples                            4.2
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 81.5%

             AEROSPACE & DEFENSE - 0.5%
    145,214  Meggitt PLC (a).....................................  $  1,047,594
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 1.2%
    394,914  Royal Mail PLC (a)..................................     2,743,996
                                                                   ------------

             AIRLINES - 1.1%
     87,617  easyJet PLC (a).....................................     2,365,140
                                                                   ------------

             BANKS - 0.8%
  1,589,109  Lloyds Banking Group PLC (a)........................     1,809,138
                                                                   ------------

             CAPITAL MARKETS - 6.8%
    655,641  3i Group PLC (a)....................................     4,631,376
    702,571  Ashmore Group PLC (a)...............................     2,622,960
    368,517  Intermediate Capital Group PLC (a)..................     2,882,478
    151,958  Jupiter Fund Management PLC (a).....................       998,188
  1,726,650  Man Group PLC (a)...................................     4,007,988
                                                                   ------------
                                                                     15,142,990
                                                                   ------------

             CHEMICALS - 1.1%
     68,206  Essentra PLC (a)....................................       812,681
     44,586  Johnson Matthey PLC (a).............................     1,653,063
                                                                   ------------
                                                                      2,465,744
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 4.1%
    141,198  Aggreko PLC (a).....................................     2,035,538
  1,296,474  Regus PLC (a).......................................     6,031,797
    457,620  Rentokil Initial PLC (a)............................     1,022,220
                                                                   ------------
                                                                      9,089,555
                                                                   ------------

             CONTAINERS & PACKAGING - 1.4%
    526,382  DS Smith PLC (a)....................................     3,144,525
                                                                   ------------

             DISTRIBUTORS - 1.6%
    334,047  Inchcape PLC (a)....................................     3,640,004
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
  1,016,933  Cable & Wireless Communications PLC (a).............       853,448
    531,198  TalkTalk Telecom Group PLC (a)......................     2,529,492
                                                                   ------------
                                                                      3,382,940
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
     88,881  Halma PLC (a).......................................       971,821
     32,099  Spectris PLC (a)....................................       821,278
                                                                   ------------
                                                                      1,793,099
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 1.8%
    420,343  John Wood Group PLC (a).............................     3,918,604
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.5%
  1,206,552  Booker Group PLC (a)................................     3,379,496
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 5.1%
    112,599  Betfair Group PLC (a)...............................     5,674,829


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     20,845  Carnival PLC (a)....................................  $  1,078,449
    593,454  Mitchells & Butlers PLC (a) (b).....................     2,843,150
    336,035  William Hill PLC (a)................................     1,787,248
                                                                   ------------
                                                                     11,383,676
                                                                   ------------

             HOUSEHOLD DURABLES - 11.4%
    440,864  Barratt Developments PLC (a)........................     4,306,355
    142,765  Bellway PLC (a).....................................     5,379,265
    101,207  Berkeley Group Holdings PLC (a).....................     5,123,148
    171,462  Persimmon PLC (a)...................................     5,218,679
  1,822,599  Taylor Wimpey PLC (a)...............................     5,399,957
                                                                   ------------
                                                                     25,427,404
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 2.3%
     67,728  DCC PLC (a).........................................     5,117,960
                                                                   ------------

             INSURANCE - 2.3%
    284,331  Amlin PLC (a).......................................     2,825,431
    161,450  Hiscox Ltd. (a).....................................     2,302,983
                                                                   ------------
                                                                      5,128,414
                                                                   ------------

             INTERNET & CATALOG RETAIL - 2.3%
     69,841  ASOS PLC (a) (b)....................................     2,927,355
    455,671  Ocado Group PLC (a) (b).............................     2,211,060
                                                                   ------------
                                                                      5,138,415
                                                                   ------------

             MEDIA - 4.6%
    145,807  Daily Mail & General Trust PLC (a)..................     1,663,534
    514,453  ITV PLC (a).........................................     1,917,085
     82,670  Rightmove PLC (a)...................................     4,572,218
    130,622  Sky PLC (a).........................................     2,066,576
                                                                   ------------
                                                                     10,219,413
                                                                   ------------

             METALS & MINING - 3.7%
     98,227  Antofagasta PLC (a).................................       744,040
    216,903  BHP Billiton PLC (a)................................     3,301,616
    530,574  Glencore PLC (a)....................................       736,471
    103,638  Rio Tinto PLC (a)...................................     3,477,384
                                                                   ------------
                                                                      8,259,511
                                                                   ------------

             MULTI-UTILITIES - 0.5%
     82,877  National Grid PLC (a)...............................     1,154,240
                                                                   ------------

             MULTILINE RETAIL - 1.3%
    252,715  Marks & Spencer Group PLC (a).......................     1,918,303
      9,091  Next PLC (a)........................................     1,047,666
                                                                   ------------
                                                                      2,965,969
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.3%
    322,399  BP PLC (a)..........................................     1,635,651


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    149,922  Royal Dutch Shell PLC (a)...........................  $  3,544,945
                                                                   ------------
                                                                      5,180,596
                                                                   ------------

             PAPER & FOREST PRODUCTS - 1.4%
    148,201  Mondi PLC (a).......................................     3,106,172
                                                                   ------------

             PHARMACEUTICALS - 1.7%
    153,636  GlaxoSmithKline PLC (a).............................     2,948,875
     13,292  Shire PLC (a).......................................       908,667
                                                                   ------------
                                                                      3,857,542
                                                                   ------------

             PROFESSIONAL SERVICES - 2.2%
    164,121  Capita PLC (a)......................................     2,980,766
    828,982  Hays PLC (a)........................................     1,926,891
                                                                   ------------
                                                                      4,907,657
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
    778,123  Capital & Counties Properties PLC (a)...............     5,118,064
                                                                   ------------

             ROAD & RAIL - 1.2%
    503,179  Stagecoach Group PLC (a)............................     2,569,387
                                                                   ------------

             SOFTWARE - 2.6%
    149,290  Micro Focus International PLC (a)...................     2,719,963
    165,492  Playtech PLC (a)....................................     2,078,063
    132,151  Sage Group PLC (a)..................................       999,799
                                                                   ------------
                                                                      5,797,825
                                                                   ------------

             SPECIALTY RETAIL - 5.8%
    597,378  Dixons Carphone PLC (a).............................     3,839,348
    654,375  Howden Joinery Group PLC (a)........................     4,828,848
    585,036  Kingfisher PLC (a)..................................     3,178,056
     94,263  Sports Direct International PLC (a) (b).............     1,081,451
                                                                   ------------
                                                                     12,927,703
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 3.0%
     61,627  Ashtead Group PLC (a)...............................       871,504
    128,393  Travis Perkins PLC (a)..............................     3,830,331
     33,340  Wolseley PLC (a)....................................     1,950,190
                                                                   ------------
                                                                      6,652,025
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.3%
    883,982  Vodafone Group PLC (a)..............................     2,788,155
                                                                   ------------
             TOTAL COMMON STOCKS ................................   181,622,953
             (Cost $199,445,860)                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 18.5%
    426,766  British Land Co., PLC (a)...........................     5,419,773
     99,541  Derwent London PLC (a)..............................     5,486,775
    436,391  Great Portland Estates PLC (a)......................     5,648,924
    440,149  Hammerson PLC (a)...................................     4,156,179


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    880,727  Intu Properties PLC (a).............................  $  4,395,928
    281,262  Land Securities Group PLC (a).......................     5,361,964
    834,497  Segro PLC (a).......................................     5,429,305
    390,137  Shaftesbury PLC (a).................................     5,416,926
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    41,315,774
             (Cost $42,280,548)                                    ------------

             TOTAL INVESTMENTS - 100.0% .........................   222,938,727
             (Cost $241,726,408) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............       (73,688)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $222,865,039
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $222,938,727 or 100.03% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,605,662 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,393,343.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks* ...............................  $   181,622,953  $          --  $   181,622,953  $           --
Real Estate Investment Trusts ................       41,315,774             --       41,315,774              --
                                                ---------------  -------------  ---------------  --------------
Total Investments ............................  $   222,938,727  $          --  $   222,938,727  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
United Kingdom                             91.5%
Jersey                                      4.3
Ireland                                     2.3
Bermuda                                     1.0
Isle of Man                                 0.9
------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES            0.0+
                                          ------
TOTAL                                     100.0%
                                          ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

+  Amount is less than 0.1%.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                     32.2%
Financials                                 30.7
Industrials                                15.5
Materials                                   7.6
Energy                                      4.1
Information Technology                      3.4
Telecommunication Services                  2.8
Health Care                                 1.7
Consumer Staples                            1.5
Utilities                                   0.5
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AUTO COMPONENTS - 1.5%
     56,654  Cheng Shin Rubber Industry Co., Ltd. (a)............  $     93,161
                                                                   ------------

             BANKS - 9.4%
    330,721  China Development Financial Holding Corp. (a).......        89,218
    430,336  CTBC Financial Holding Co., Ltd. (a)................       222,454
    102,083  E.Sun Financial Holding Co., Ltd. (a)...............        60,170
    111,899  First Financial Holding Co., Ltd. (a)...............        51,093
    139,188  Mega Financial Holding Co., Ltd. (a)................        96,684
    152,170  SinoPac Financial Holdings Co., Ltd. (a)............        48,236
                                                                   ------------
                                                                        567,855
                                                                   ------------

             CAPITAL MARKETS - 1.5%
    237,780  Yuanta Financial Holding Co., Ltd. (a)..............        88,413
                                                                   ------------

             CHEMICALS - 1.6%
     26,074  Formosa Chemicals & Fibre Corp. (a).................        53,136
     26,723  Nan Ya Plastics Corp. (a)...........................        45,350
                                                                   ------------
                                                                         98,486
                                                                   ------------

             CONSTRUCTION MATERIALS - 5.1%
    212,024  Asia Cement Corp. (a)...............................       207,973
     99,344  Taiwan Cement Corp. (a).............................       100,996
                                                                   ------------
                                                                        308,969
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.3%
    126,040  Fubon Financial Holding Co., Ltd. (a)...............       197,308
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
     19,662  Chunghwa Telecom Co., Ltd. (a)......................        59,085
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 16.2%
    708,688  AU Optronics Corp. (a)..............................       209,819
     62,829  Hon Hai Precision Industry Co., Ltd. (a)............       164,138
    600,844  Innolux Corp. (a)...................................       188,175
      2,744  Largan Precision Co., Ltd. (a)......................       214,155
     71,656  Zhen Ding Technology Holding Ltd. (a)...............       205,396
                                                                   ------------
                                                                        981,683
                                                                   ------------

             FOOD PRODUCTS - 1.1%
     36,784  Uni-President Enterprises Corp. (a).................        63,877
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.6%
    241,396  Far Eastern New Century Corp. (a)...................       215,536
                                                                   ------------

             INSURANCE - 7.5%
    143,578  Cathay Financial Holding Co., Ltd. (a)..............       196,652
    202,043  China Life Insurance Co., Ltd. (a)..................       153,907
    427,540  Shin Kong Financial Holding Co., Ltd. (a)...........       101,684
                                                                   ------------
                                                                        452,243
                                                                   ------------

             METALS & MINING - 2.3%
    235,463  China Steel Corp. (a)...............................       137,603
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 1.9%
     48,857  Formosa Petrochemical Corp. (a).....................  $    116,590
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.4%
    138,855  Advanced Semiconductor Engineering, Inc. (a)........       151,294
    393,236  Inotera Memories, Inc. (a) (b)......................       247,207
     12,985  Novatek Microelectronics Corp. (a)..................        40,768
    163,786  Siliconware Precision Industries Co., Ltd. (a)......       204,186
     41,311  Taiwan Semiconductor Manufacturing Co., Ltd. (a)....       165,561
    741,272  United Microelectronics Corp. (a)...................       243,496
                                                                   ------------
                                                                      1,052,512
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.9%
     12,877  ASUSTeK Computer, Inc. (a)..........................       110,716
     20,049  Catcher Technology Co., Ltd. (a)....................       214,338
    329,314  Compal Electronics, Inc. (a)........................       187,062
     87,235  Foxconn Technology Co., Ltd. (a)....................       250,739
    107,127  Pegatron Corp. (a)..................................       262,171
                                                                   ------------
                                                                      1,025,026
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 9.7%
     11,471  Eclat Textile Co., Ltd. (a).........................       182,144
     33,398  Feng TAY Enterprise Co., Ltd. (a)...................       208,156
    131,913  Pou Chen Corp. (a)..................................       198,437
                                                                   ------------
                                                                        588,737
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................     6,047,084
             (Cost $6,498,662) (c)

             NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........        (1,969)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,045,115
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $6,047,084 or 100.0% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $489,325 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $940,903.


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,047,084  $          --  $     6,047,084  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at the current value. There were no transfers between Levels at September 30, 2015.

COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
Taiwan                                     96.6%
Cayman Islands                              3.4
------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES           (0.0)
                                          ------
TOTAL                                     100.0%
                                          ======

* See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based on their country of incorporation, which can be different than the country categorization of the fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                     50.6%
Financials                                 21.6
Consumer Discretionary                     11.3
Materials                                   9.0
Industrials                                 3.6
Energy                                      1.9
Consumer Staples                            1.1
Telecommunication Services                  0.9
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 92.8%

             AIRLINES - 3.0%
  2,374,088  Cathay Pacific Airways Ltd. (a).....................  $  4,464,672
                                                                   ------------

             BANKS - 7.5%
    667,397  Bank of East Asia Ltd. (a)..........................     2,243,871
  2,668,295  Dah Sing Banking Group Ltd. (a).....................     4,907,321
    224,029  Hang Seng Bank Ltd. (a).............................     4,044,038
                                                                   ------------
                                                                     11,195,230
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.2%
  1,133,892  Goldin Financial Holdings Ltd. (a) (b)..............     2,437,029
    165,387  Hong Kong Exchanges and Clearing Ltd. (a)...........     3,791,997
                                                                   ------------
                                                                      6,229,026
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
  2,443,794  PCCW Ltd. (a).......................................     1,264,295
                                                                   ------------

             ELECTRIC UTILITIES - 9.6%
    751,601  Cheung Kong Infrastructure Holdings Ltd. (a)........     6,741,283
    800,079  Power Assets Holdings Ltd. (a)......................     7,576,222
                                                                   ------------
                                                                     14,317,505
                                                                   ------------

             FOOD PRODUCTS - 4.3%
 47,137,946  CP Pokphand Co., Ltd. (a)...........................     5,270,244
  2,142,820  WH Group Ltd. (a) (b) (c)...........................     1,063,611
                                                                   ------------
                                                                      6,333,855
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 8.9%
 16,162,064  Kingston Financial Group Ltd. (a) (b)...............     5,625,961
  1,784,453  MGM China Holdings Ltd. (a).........................     2,078,747
    866,980  Sands China Ltd. (a)................................     2,627,767
  4,040,651  SJM Holdings Ltd. (a)...............................     2,882,035
                                                                   ------------
                                                                     13,214,510
                                                                   ------------

             HOUSEHOLD DURABLES - 1.1%
    445,442  Techtronic Industries Co., Ltd. (a).................     1,657,729
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 1.8%
  2,016,285  NWS Holdings Ltd. (a)...............................     2,642,141
                                                                   ------------

             INSURANCE - 2.3%
    668,686  AIA Group Ltd. (a)..................................     3,477,669
                                                                   ------------

             MARINE - 2.7%
    856,157  Orient Overseas International Ltd. (a)..............     4,028,486
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.3%
 14,141,491  Brightoil Petroleum Holdings Ltd. (a) (b)...........     4,949,371
                                                                   ------------

             PHARMACEUTICALS - 5.2%
  6,285,906  Sino Biopharmaceutical Ltd. (a).....................     7,767,863
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 32.4%
    993,686  Hang Lung Group Ltd. (a)............................     3,382,996
  1,963,425  Hang Lung Properties Ltd. (a).......................     4,416,447


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
    426,369  Henderson Land Development Co., Ltd. (a)............  $  2,555,083
  1,346,841  Hysan Development Co., Ltd. (a).....................     5,616,786
  1,488,647  Kerry Properties Ltd. (a)...........................     4,087,238
  4,462,894  New World Development Co., Ltd. (a).................     4,340,550
  2,618,998  Sino Land Co., Ltd. (a).............................     4,008,095
    269,998  Sun Hung Kai Properties Ltd. (a)....................     3,521,668
    232,411  Swire Pacific Ltd., Class A (a).....................     2,609,508
    457,032  Swire Properties Ltd. (a)...........................     1,275,634
  1,096,336  Wharf Holdings (The) Ltd. (a).......................     6,200,193
  1,428,671  Wheelock & Co., Ltd. (a)............................     6,213,872
                                                                   ------------
                                                                     48,228,070
                                                                   ------------

             ROAD & RAIL - 0.9%
    313,158  MTR Corp., Ltd. (a).................................     1,359,587
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
    147,288  ASM Pacific Technology Ltd. (a).....................       966,032
                                                                   ------------

             SPECIALTY RETAIL - 2.2%
  1,535,821  L'Occitane International S.A. (a)...................     3,204,547
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.9%
    844,179  Samsonite International S.A. (a)....................     2,753,211
                                                                   ------------
             TOTAL COMMON STOCKS ................................   138,053,799
             (Cost $167,533,013)                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 7.2%

  5,311,157  Champion REIT (a)...................................     2,653,300
  2,599,864  Hui Xian Real Estate Investment Trust (a)...........     1,289,215
  1,246,152  Link REIT (a).......................................     6,844,461
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    10,786,976
             (Cost $12,149,394)                                    ------------

             TOTAL INVESTMENTS - 100.0% .........................   148,840,775
             (Cost $179,682,407) (d)

             NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........       (22,719)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $148,818,056
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $148,840,775 or 100.0% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange it's traded and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,096,121 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,937,753.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   138,053,799  $          --  $   138,053,799  $           --
Real Estate Investment Trusts.................       10,786,976             --       10,786,976              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   148,840,775  $          --  $   148,840,775  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred shares of foreign Real Estate Investment Trusts valued at $1,246,152 from Level 1 to Level 2 of the fair value hierarchy. The shares of foreign Real Estate Investment Trusts that transferred did so as a result of being valued based on quoted prices at December 31, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
Hong Kong                                  61.4%
Bermuda                                    24.0
Cayman Islands                              9.8
Luxembourg                                  4.0
China                                       0.9
------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES           (0.0)
                                          ------
TOTAL                                     100.0%
                                          ======


*  See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based on their country of incorporation, which can be different than the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                 53.7%
Consumer Discretionary                     14.0
Utilities                                   9.6
Industrials                                 8.4
Health Care                                 5.2
Consumer Staples                            4.3
Energy                                      3.3
Telecommunication Services                  0.9
Information Technology                      0.6
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND  (FSZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.1%

             BIOTECHNOLOGY - 4.0%
     58,149  Actelion Ltd. (a)...................................  $  7,390,505
                                                                   ------------

             CAPITAL MARKETS - 12.9%
    151,656  Julius Baer Group Ltd. (a)..........................     6,887,003
    406,393  UBS Group AG (a)....................................     7,513,447
    183,497  Vontobel Holding AG (a).............................     9,298,154
                                                                   ------------
                                                                     23,698,604
                                                                   ------------

             CHEMICALS - 2.7%
      8,088  EMS-Chemie Holding AG (a)...........................     3,327,408
        983  Givaudan S.A. (a)...................................     1,599,502
                                                                   ------------
                                                                      4,926,910
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 3.1%
      9,309  dorma+kaba Holding AG (a)...........................     5,717,394
                                                                   ------------

             CONSTRUCTION MATERIALS - 2.8%
     96,838  LafargeHolcim Ltd. (a)..............................     5,076,254
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.1%
    126,465  Pargesa Holding S.A. (a)............................     7,421,779
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
      6,072  Swisscom AG (a).....................................     3,030,336
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 0.7%
    105,217  Transocean Ltd. (a).................................     1,357,245
                                                                   ------------

             FOOD PRODUCTS - 9.4%
     69,021  Aryzta AG (a) ......................................     2,925,344
      4,480  Barry Callebaut AG (a)..............................     4,878,155
         57  Chocoladefabriken Lindt & Sprungli AG (a)...........     4,043,418
     70,707  Nestle S.A. (a).....................................     5,317,569
                                                                   ------------
                                                                     17,164,486
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
     12,588  Sonova Holding AG (a)...............................     1,620,933
     12,402  Straumann Holding AG (a)............................     3,570,100
                                                                   ------------
                                                                      5,191,033
                                                                   ------------

             HOUSEHOLD DURABLES - 3.5%
      5,725  Forbo Holding AG (a)................................     6,437,154
                                                                   ------------

             INSURANCE - 14.5%
     55,819  Baloise Holding AG (a)..............................     6,397,083
     11,907  Helvetia Holding AG (a).............................     5,841,270
     29,724  Swiss Life Holding AG (a)...........................     6,630,390
     57,674  Swiss Re AG (a).....................................     4,948,265
     11,180  Zurich Insurance Group AG (a).......................     2,744,760
                                                                   ------------
                                                                     26,561,768
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES - 3.6%
     50,949  Lonza Group AG (a)..................................     6,685,321
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND  (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MACHINERY - 8.6%
     27,359  Bucher Industries AG (a)............................  $  5,882,297
      7,427  Georg Fischer AG (a)................................     4,209,438
    138,942  OC Oerlikon Corp. AG (a)............................     1,364,892
     70,291  SFS Group AG (a)....................................     4,242,265
                                                                   ------------
                                                                     15,698,892
                                                                   ------------

             PHARMACEUTICALS - 6.3%
      6,521  Galenica AG (a).....................................     8,308,773
     17,265  Novartis AG (a).....................................     1,586,859
      6,072  Roche Holding AG (a)................................     1,611,943
                                                                   ------------
                                                                     11,507,575
                                                                   ------------

             PROFESSIONAL SERVICES - 2.5%
     62,880  Adecco S.A. (a).....................................     4,605,054
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.5%
    112,114  Swiss Prime Site AG (a).............................     8,191,496
                                                                   ------------

             SOFTWARE - 1.2%
     51,401  Temenos Group AG (a)................................     2,110,552
                                                                   ------------

             SPECIALTY RETAIL - 0.8%
     12,217  Dufry AG (a) (b)....................................     1,430,519
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.5%
    348,372  Logitech International S.A. (a).....................     4,544,169
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 6.2%
     41,838  Cie Financiere Richemont S.A. (a)...................     3,255,455
     21,847  Swatch Group AG (a).................................     8,102,408
                                                                   ------------
                                                                     11,357,863
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.7%
      4,397  Flughafen Zuerich AG (a)............................     3,060,432
                                                                   ------------

             TOTAL INVESTMENTS - 100.1% .........................   183,165,341
             (Cost $205,373,886) (c)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........      (122,190)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $183,043,151
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $183,165,341 or 100.07% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND  (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,717,536 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,926,081.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   183,165,341  $          --  $   183,165,341  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2015.

COUNTRY ALLOCATION**                 % OF NET ASSETS
-------------------------------------------------------
Switzerland                               100.1%
------------------------------------------------
TOTAL INVESTMENTS                         100.1
NET OTHER ASSETS AND LIABILITIES           (0.1)
                                          ------
TOTAL                                     100.0%
                                          ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                 36.0%
Health Care                                16.8
Industrials                                15.9
Consumer Discretionary                     10.5
Consumer Staples                            9.4
Materials                                   5.5
Information Technology                      3.6
Telecommunication Services                  1.6
Energy                                      0.7
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 96.2%

             AUSTRALIA - 5.8%
     20,880  Austal Ltd. (b).....................................  $     33,134
     20,247  Australian Pharmaceutical Industries Ltd. (b).......        21,629
        539  Blackmores Ltd. (b).................................        55,412
      8,963  Cardno Ltd. (b).....................................        18,206
        626  Corporate Travel Management Ltd. (b)................         4,263
        593  Domino's Pizza Enterprises Ltd. (b).................        16,867
      4,933  Downer EDI Ltd. (b).................................        11,664
     20,229  Drillsearch Energy Ltd. (b) (c).....................         6,966
     45,970  Evolution Mining Ltd. (b)...........................        40,948
     17,013  Karoon Gas Australia Ltd. (b) (c)...................        19,922
      1,450  M2 Group Ltd. (b)...................................         9,717
     24,499  Metals X Ltd. (b)...................................        20,709
      4,742  Metcash Ltd. (b)....................................         3,520
     11,587  Myer Holdings Ltd. (b)..............................         7,193
      7,737  Nanosonics Ltd. (b) (c).............................         7,196
     15,978  Northern Star Resources Ltd. (b)....................        30,270
      4,421  Nufarm Ltd. (b).....................................        25,395
      3,731  OZ Minerals Ltd. (b)................................         8,761
      1,663  Sandfire Resources NL (b)...........................         6,356
     20,880  TFS Corp., Ltd. (b).................................        22,415
                                                                   ------------
                                                                        370,543
                                                                   ------------

             BELGIUM - 0.9%
          2  Banque Nationale de Belgique (b)....................         7,136
      1,094  Ion Beam Applications (b)...........................        35,304
        283  Melexis N.V. (b)....................................        13,110
                                                                   ------------
                                                                         55,550
                                                                   ------------

             BERMUDA - 2.3%
      3,484  BW LPG Ltd. (b) (d).................................        21,716
     40,620  BW Offshore Ltd. (b)................................        16,429
        284  China Yuchai International Ltd. ....................         3,513
    959,997  G-Resources Group Ltd. (b)..........................        25,004
    150,000  Hsin Chong Construction Group Ltd. (b)..............        17,881
     34,000  K Wah International Holdings Ltd. (b)...............        13,555
        605  Lancashire Holdings Ltd. (b)........................         6,328
      4,000  Luk Fook Holdings International Ltd. (b)............        10,047
    604,100  Pacific Andes Resources Development Ltd. (b) (c)....         8,920
      9,000  SmarTone Telecommunications Holdings Ltd. (b).......        17,018
     37,600  Town Health International Medical Group Ltd. (b)....         7,841
                                                                   ------------
                                                                        148,252
                                                                   ------------

             CANADA - 6.4%
        853  AGF Management Ltd., Class B .......................         3,381
      7,786  Alacer Gold Corp. (c)...............................        17,562
     13,120  Bankers Petroleum Ltd. (c)..........................        17,107
     11,544  Bellatrix Exploration Ltd.  (c).....................        17,647
      5,244  Birchcliff Energy Ltd.  (c).........................        25,071
        210  Bonterra Energy Corp. ..............................         3,070


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
        853  Calfrac Well Services Ltd. .........................  $      1,988
      5,387  Canyon Services Group, Inc. ........................        18,569
      1,465  Cardinal Energy Ltd. ...............................         9,770
        593  Colliers International Group, Inc. .................        24,084
        334  Concordia Healthcare Corp. .........................        14,251
      2,402  Cott Corp. .........................................        25,955
      4,290  DIRTT Environmental Solutions (c)...................        18,227
      2,215  Enerplus Corp. .....................................        10,789
      1,915  Exco Technologies Ltd. .............................        20,865
      1,016  Genworth MI Canada, Inc. ...........................        21,888
      6,820  Granite Oil Corp. ..................................        36,745
        526  Labrador Iron Ore Royalty Corp. ....................         5,636
      1,227  Maple Leaf Foods, Inc. .............................        20,255
      6,662  Nevsun Resources Ltd. ..............................        19,519
      5,901  OceanaGold Corp. ...................................         8,623
        425  Osisko Gold Royalties Ltd. .........................         4,491
      5,521  Torstar Corp., Class B .............................        17,541
        506  Total Energy Services, Inc. ........................         5,540
        635  Tricon Capital Group, Inc. .........................         4,896
        651  Uni-Select, Inc. ...................................        29,465
      2,290  Western Energy Services Corp. ......................         8,820
                                                                   ------------
                                                                        411,755
                                                                   ------------

             CAYMAN ISLANDS - 1.1%
      6,756  CKH Food & Health Ltd. (b) (c)......................        23,382
     29,800  Far East Consortium International Ltd. (b)..........        10,969
     86,666  Superb Summit International Group Ltd. (b) (c)......        10,959
     84,000  TCC International Holdings Ltd. (b).................        15,555
     15,250  Texhong Textile Group Ltd. .........................        10,528
                                                                   ------------
                                                                         71,393
                                                                   ------------

             CYPRUS - 0.4%
     10,192  Prosafe SE (b)......................................        28,396
                                                                   ------------

             DENMARK - 0.7%
        101  PER Aarsleff A.S., Class B (b)......................        34,667
        376  Zealand Pharma A.S. (b) (c).........................         8,296
                                                                   ------------
                                                                         42,963
                                                                   ------------

             FINLAND - 1.2%
      1,474  Fiskars OYJ Abp (b).................................        29,633
      4,484  HKScan OYJ, Class A (b).............................        19,654
        914  Metsa Board OYJ (b).................................         5,154
      2,208  Munksjo OYJ (b).....................................        18,522
        332  Uponor OYJ (b)......................................         4,313
                                                                   ------------
                                                                         77,276
                                                                   ------------

             FRANCE - 2.0%
        643  Cellectis S.A. (b) (c)..............................        17,308
        362  Groupe Fnac S.A. (b) (c)............................        20,707


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      7,803  MPI (b).............................................  $     19,213
        166  Norbert Dentressangle S.A. (b)......................        37,646
        664  Trigano S.A. (b)....................................        31,593
                                                                   ------------
                                                                        126,467
                                                                   ------------

             GERMANY - 4.1%
        268  AURELIUS SE & Co. KGaA (b)..........................        12,481
        194  CompuGroup Medical AG (b)...........................         6,414
        172  Deutsche Beteiligungs AG (b)........................         4,790
      6,454  DO Deutsche Office AG (b)...........................        31,640
      1,422  GFT Technologies AG (b).............................        34,761
        520  Nemetschek AG (b)...................................        19,551
      1,104  Nordex SE (b) (c)...................................        30,164
      1,034  PATRIZIA Immobilien AG (b) (c)......................        24,715
        126  Sixt SE (b).........................................         6,143
        492  Stroeer SE (b)......................................        28,998
        229  VTG AG (b)..........................................         6,774
        899  Wacker Neuson SE (b)................................        13,044
         65  XING AG (b).........................................        13,966
        246  Zooplus AG (b) (c)..................................        31,144
                                                                   ------------
                                                                        264,585
                                                                   ------------

             GUERNSEY - 1.0%
     11,084  F&C Commercial Property Trust Ltd. (b)..............        23,183
     21,086  Picton Property Income Ltd. ........................        22,010
     16,463  UK Commercial Property Trust Ltd. ..................        21,368
                                                                   ------------
                                                                         66,561
                                                                   ------------

             HONG KONG - 0.4%
     75,000  Kong Sun Holdings Ltd. (b) (c)......................         6,610
     45,995  Shun Tak Holdings Ltd. (b)..........................        17,509
                                                                   ------------
                                                                         24,119
                                                                   ------------

             ISLE OF MAN (U.K.) - 0.3%
     12,661  Lamprell PLC (b) (c)................................        21,872
                                                                   ------------

             ISRAEL - 0.2%
        300  Frutarom Industries Ltd. (b)........................        11,352
                                                                   ------------

             ITALY - 1.5%
      1,327  Astaldi S.p.A. (b)..................................        12,112
      1,636  Biesse S.p.A. (b)...................................        24,778
      2,490  Esprinet S.p.A. (b).................................        20,624
        691  Interpump Group S.p.A. (b)..........................         9,215
         57  Reply S.p.A. .......................................         6,251
      2,606  Salini Impregilo S.p.A. (b).........................         9,915
      6,466  Saras S.p.A (b) (c).................................        13,750
                                                                   ------------
                                                                         96,645
                                                                   ------------

             JAPAN - 40.0%
        400  Adastria Co., Ltd. (b)..............................        23,963


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      1,600  Aderans Co., Ltd. (b)...............................  $     12,733
      4,000  Aichi Steel Corp. (b)...............................        15,106
        500  Aida Engineering Ltd. (b)...........................         4,122
        700  Ain Pharmaciez, Inc. (b)............................        35,729
      2,000  Aisan Industry Co., Ltd. (b)........................        18,352
        500  Aoyama Trading Co., Ltd. (b)........................        17,637
      1,000  Arcland Sakamoto Co., Ltd. (b)......................        21,527
        200  Ariake Japan Co., Ltd. (b)..........................         7,839
        500  Asahi Intecc Co., Ltd. (b)..........................        18,021
        900  Axial Retailing, Inc. (b)...........................        29,551
        700  Bunka Shutter Co., Ltd. (b).........................         5,027
      4,000  Calsonic Kansei Corp. (b)...........................        30,037
      4,000  Central Glass Co., Ltd. (b).........................        17,482
        700  Chiyoda Integre Co., Ltd. (b).......................        14,990
        300  Chudenko Corp. (b)..................................         5,828
        900  COMSYS Holdings Corp. (b)...........................        10,735
        700  COOKPAD, Inc. (b)...................................        14,778
        700  CREATE SD HOLDINGS Co., Ltd. (b)....................        38,426
        700  Dai-ichi Seiko Co., Ltd. (b)........................         8,571
        700  Daikokutenbussan Co., Ltd. (b)......................        24,049
        800  Denyo Co., Ltd. (b).................................        12,684
      2,300  Descente Ltd. (b)...................................        32,589
      1,700  Dip Corp. (b).......................................        28,027
     11,600  Dynam Japan Holdings Co., Ltd. (b)..................        14,409
      1,500  EDION Corp. (b).....................................        10,296
        400  Enplas Corp. (b)....................................        13,833
        300  Euglena Co., Ltd. (b) (c)...........................         4,435
        500  Exedy Corp. (b).....................................        11,093
      1,100  FCC Co., Ltd. (b)...................................        17,651
      2,000  Financial Products Group Co., Ltd. (b)..............        14,466
      1,100  Foster Electric Co., Ltd. (b).......................        22,011
      1,000  Fuji Machine Manufacturing Co., Ltd. (b)............         8,797
        300  Fujimi, Inc. (b)....................................         4,058
      1,000  Fujita Kanko, Inc. (b)..............................         3,438
      1,000  Fujitsu General Ltd. (b)............................        10,908
        800  Fukushima Industries Corp. (b)......................        16,215
      2,500  G-Tekt Corp. (b)....................................        28,498
      2,100  Geo Holdings Corp. (b)..............................        33,556
      1,400  GMO internet, Inc. (b)..............................        18,143
        300  Gurunavi, Inc. (b)..................................         4,954
        600  H.I.S. Co., Ltd. (b)................................        19,618
        300  H2O Retailing Corp. (b).............................         5,675
        800  Harmonic Drive Systems, Inc. (b)....................        11,463
        700  Heiwado Co., Ltd. (b)...............................        15,339
        200  HI-LEX Corp. (b)....................................         5,866
      2,500  Hokuetsu Kishu Paper Co., Ltd. (b)..................        13,583
        700  Ibiden Co., Ltd. (b)................................         9,164
      1,500  Ihara Chemical Industry Co., Ltd. (b)...............        15,580
        600  Ikyu Corp. (b)......................................        13,083


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        600  Inabata & Co., Ltd. (b).............................  $      6,264
     12,000  Ishihara Sangyo Kaisha Ltd. (b) (c).................        10,370
        600  Jafco Co., Ltd. (b).................................        23,709
        600  Jamco Corp. (b).....................................        23,150
      1,300  Japan Digital Laboratory Co., Ltd. (b)..............        17,916
        800  Japan Petroleum Exploration Co. (b).................        21,134
      8,000  Japan Radio Co., Ltd. (b)...........................        25,974
      3,600  JVC Kenwood Corp. (b)...............................         8,078
        200  K's Holdings Corp. (b)..............................         6,277
        900  Kaga Electronics Co., Ltd. (b)......................        11,457
        300  Kameda Seika Co., Ltd. (b)..........................        12,529
      2,000  Kaneka Corp. (b)....................................        14,728
      2,000  Kanto Denka Kogyo Co., Ltd. (b).....................        12,793
      2,800  Kasai Kogyo Co., Ltd. (b)...........................        31,302
      4,000  Kawasaki Kisen Kaisha Ltd. (b)......................         8,795
      1,800  Keihin Corp. (b)....................................        25,491
      3,400  Kitz Corp. (b)......................................        15,130
      1,800  Komori Corp. (b)....................................        18,579
        800  Kura Corp. (b)......................................        25,377
      5,000  Kureha Corp. (b)....................................        17,995
        700  Kusuri No Aoki Co., Ltd. (b)........................        37,013
      3,000  KYB Corp. (b).......................................         7,931
        100  Kyoritsu Maintenance Co., Ltd. (b)..................         6,436
      1,600  Kyowa Exeo Corp. (b)................................        15,473
      1,000  Makino Milling Machine Co., Ltd. (b)................         6,275
        200  Matsumotokiyoshi Holdings Co., Ltd. (b).............         8,873
      1,500  Mirait Holdings Corp. (b)...........................        13,604
      1,300  Mitsuba Corp. (b)...................................        17,432
      3,000  Mitsubishi Gas Chemical Co., Inc. (b)...............        13,848
      1,000  Mitsuboshi Belting Co., Ltd. (b)....................         7,612
     13,000  Mitsui Engineering & Shipbuilding Co., Ltd. (b).....        18,757
      1,500  Mitsui High-Tec, Inc. (b)...........................         8,077
      5,000  Mitsui Sugar Co., Ltd. (b)..........................        20,825
      1,500  Mitsumi Electric Co., Ltd. (b)......................         8,309
      1,000  MonotaRO Co., Ltd. (b)..............................        22,909
      8,000  Morinaga & Co., Ltd. (b)............................        39,429
      1,600  MTI Ltd. (b)........................................        10,995
        300  Musashi Seimitsu Industry Co., Ltd. (b).............         5,254
      3,000  Namura Shipbuilding Co., Ltd. (b)...................        21,921
        500  Nichiha Corp. (b)...................................         6,910
      4,000  Nichirei Corp. (b)..................................        25,058
      2,000  Nippon Chemi-Con Corp. (b)..........................         4,386
     11,700  Nippon Denko Co., Ltd. (b)..........................        21,081
      4,000  Nippon Koei Co., Ltd. (b)...........................        16,583
      3,800  Nippon Light Metal Holdings Co., Ltd. (b)...........         5,680
      1,100  Nippon Paper Industries Co., Ltd. (b)...............        16,791
      3,000  Nippon Road (The) Co., Ltd. (b).....................        15,007
      1,000  Nippon Seiki Co., Ltd. (b)..........................        19,388
      2,000  Nippon Synthetic Chemical Industry (The) Co.,
                Ltd. (b).........................................        12,509


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        200  Nishio Rent All Co., Ltd. (b).......................  $      3,926
        900  Nissha Printing Co., Ltd. (b).......................        17,205
      1,800  Nisshin Steel Co., Ltd. (b).........................        16,129
        700  Nissin Kogyo Co., Ltd. (b)..........................        10,487
      2,600  Nojima Corp. (b)....................................        28,719
      7,000  NS United Kaiun Kaisha Ltd. (b).....................        13,829
        400  NuFlare Technology, Inc. (b)........................        14,699
        300  Obara Group, Inc. (b)...............................        11,782
      1,400  Open House Co., Ltd. (b)............................        21,665
      2,700  Pacific Industrial Co., Ltd. (b)....................        26,981
        400  Paramount Bed Holdings Co., Ltd. (b)................        11,894
        600  Piolax, Inc. (b)....................................        27,536
      4,100  Press Kogyo Co., Ltd. (b)...........................        15,670
        500  Pressance Corp. (b).................................        19,541
      8,000  Prima Meat Packers Ltd. (b).........................        21,394
        300  Relo Holdings, Inc. (b).............................        29,389
        300  Royal Holdings Co., Ltd. (b)........................         5,136
        900  Ryoyo Electro Corp. (b).............................        11,446
      1,400  Saizeriya Co., Ltd. (b).............................        31,736
      1,400  Sanki Engineering Co., Ltd. (b).....................        10,574
        900  Sankyo Tateyama, Inc. (b)...........................        13,973
      1,000  Sanyo Denki Co., Ltd. (b)...........................         5,979
     11,000  Sanyo Shokai Ltd. (b)...............................        33,203
      1,000  Sanyo Special Steel Co., Ltd. (b)...................         3,805
      1,000  SCREEN Holdings Co., Ltd. (b).......................         4,890
      1,000  Seiko Holdings Corp. (b)............................         5,815
      4,000  Senko Co., Ltd. (b).................................        28,182
      4,000  Shindengen Electric Manufacturing Co., Ltd. (b).....        12,900
      2,200  Showa Corp. (b).....................................        17,541
        700  Siix Corp. (b)......................................        18,207
      1,000  SMK Corp. (b).......................................         4,145
        500  Sodick Co., Ltd. (b)................................         3,128
        200  Sogo Medical Co., Ltd. (b)..........................         6,315
      3,400  Sojitz Corp. (b)....................................         6,334
        200  St Marc Holdings Co., Ltd. (b)......................         6,110
        900  Studio Alice Co., Ltd. (b)..........................        17,406
      1,000  Sumitomo Bakelite Co., Ltd. (b).....................         3,674
      2,000  Sumitomo Seika Chemicals Co., Ltd. (b)..............        12,811
      2,100  T-Gaia Corp. (b)....................................        32,720
      2,000  Tabuchi Electric Co., Ltd. (b)......................        13,048
      1,000  Taiho Kogyo Co., Ltd. (b)...........................        10,753
      5,200  Takara Leben Co., Ltd. (b)..........................        25,539
      1,000  Takuma Co., Ltd. (b)................................         7,541
        800  Teikoku Sen-I Co., Ltd. (b).........................         9,318
      2,000  Tochigi Bank (The) Ltd. (b).........................        10,986
      2,000  Toho Zinc Co., Ltd. (b).............................         4,591
        100  Token Corp. (b).....................................         7,520
      1,700  Tokyo Steel Manufacturing Co., Ltd. (b).............         9,296
      5,000  Tokyu Construction Co., Ltd. (b)....................        41,403


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        400  Topre Corp. (b).....................................  $      7,723
      5,000  Topy Industries Ltd. (b)............................        10,329
        300  Towa Pharmaceutical Co., Ltd. (b)...................        19,255
      1,000  Toyo Ink SC Holdings Co., Ltd. (b)..................         3,661
        500  Trusco Nakayama Corp. (b)...........................        17,688
        400  TS Tech Co., Ltd. (b)...............................        10,910
      1,000  Tsugami Corp. (b)...................................         3,702
        800  Unipres Corp. (b)...................................        15,235
      1,000  Valor Holdings Co., Ltd. (b)........................        25,066
      1,700  Wakita & Co., Ltd. (b)..............................        15,379
        300  Welcia Holdings Co., Ltd. (b).......................        14,547
        700  Wowow, Inc. (b).....................................        19,102
      1,400  Yamazen Corp. (b)...................................        11,575
        700  Yaoko Co., Ltd. (b).................................        31,641
        800  Yellow Hat Ltd. (b).................................        17,337
        800  Yorozu Corp. (b)....................................        16,373
      4,000  Yurtec Corp. (b)....................................        36,181
                                                                   ------------
                                                                      2,567,924
                                                                   ------------

             JERSEY - 0.3%
     19,734  Centamin PLC (b)....................................        18,202
                                                                   ------------

             LUXEMBOURG - 0.6%
        908  Grand City Properties S.A. (b)......................        17,457
      1,400  SAF-Holland S.A. (b)................................        18,467
                                                                   ------------
                                                                         35,924
                                                                   ------------

             MARSHALL ISLANDS - 0.1%
      3,408  Ocean Rig UDW, Inc. ................................         7,259
                                                                   ------------

             NETHERLANDS - 0.8%
        207  Amsterdam Commodities N.V. .........................         4,742
        875  BE Semiconductor Industries N.V. (b)................        13,623
        360  Kendrion N.V. ......................................         8,729
      1,260  Koninklijke BAM Groep N.V. (b) (c)..................         5,894
        903  SBM Offshore N.V. (b) (c)...........................        11,464
      1,590  SNS REAAL N.V. (b) (c)..............................             0
        159  TKH Group N.V. (b)..................................         5,767
                                                                   ------------
                                                                         50,219
                                                                   ------------

             NEW ZEALAND - 0.4%
      7,064  Infratil Ltd. (b)...................................        13,832
      4,680  Nuplex Industries Ltd. (b)..........................        11,661
                                                                   ------------
                                                                         25,493
                                                                   ------------

             NORWAY - 2.3%
     13,958  Akastor ASA (c).....................................        18,035
        997  Atea ASA (b)........................................         9,170
      3,137  Fred Olsen Energy ASA (b) (c).......................        16,353
      3,390  Protector Forsikring ASA (b)........................        23,890
     96,279  REC Silicon ASA (b) (c).............................        16,888


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY (CONTINUED)
      8,109  Selvaag Bolig ASA (b)...............................  $     24,005
        506  TGS Nopec Geophysical Co. ASA (b)...................         9,354
      1,915  Veidekke ASA (b)....................................        21,425
      1,889  Wilh Wilhelmsen ASA.................................         8,121
                                                                   ------------
                                                                        147,241
                                                                   ------------

             PORTUGAL - 0.1%
      9,682  Pharol SGPS S.A. (b) (c)............................         2,897
                                                                   ------------

             SINGAPORE - 1.9%
     10,200  Accordia Golf Trust ................................         4,516
     39,700  Chip Eng Seng Corp., Ltd. (b).......................        17,056
     28,700  Ezion Holdings Ltd. (b).............................        13,195
     17,900  Ho Bee Land Ltd. (b)................................        24,551
     16,800  Keppel Telecommunications & Transportation
                Ltd. (b).........................................        16,009
     17,800  OUE Ltd. (b)........................................        22,433
     57,900  Pacific Radiance Ltd. (b)...........................        12,880
     12,000  Wing Tai Holdings Ltd. (b)..........................        14,099
                                                                   ------------
                                                                        124,739
                                                                   ------------

             SOUTH KOREA - 17.0%
        317  AK Holdings, Inc. (b)...............................        21,461
      2,775  Asiana Airlines, Inc. (b) (c).......................        12,374
        561  AtlasBX Co., Ltd. (b)...............................        18,715
        424  Binex Co., Ltd. (b) (c).............................         6,081
        472  Bukwang Pharmaceutical Co., Ltd. (b)................         8,972
         95  Cell Biotech Co., Ltd. (b)..........................         4,821
        457  CJ E&M Corp. (b) (c)................................        35,394
        516  Daesang Holdings Co., Ltd. (b)......................        10,582
         37  Dong-A Socio Holdings Co., Ltd. (b).................         4,549
         16  Dongwon F&B Co., Ltd. (b)...........................         5,430
      5,111  Eugene Corp. (b)....................................        22,660
         91  Genexine Co., Ltd. (b) (c)..........................         6,172
        249  Global & Yuasa Battery Co., Ltd. (b)................         8,552
        681  Green Cross Holdings Corp. (b)......................        23,102
        440  Halla Holdings Corp. (b)............................        22,053
        111  Hana Tour Service, Inc. (b).........................        13,638
        786  Hanil E-Hwa Co., Ltd. (b)...........................         8,925
        292  Hanjin Transportation Co., Ltd. (b).................        11,751
        295  Hankook Tire Worldwide Co., Ltd. (b)................         4,513
        908  Hanmi Science Co., Ltd. (b) (c).....................       107,307
      1,911  Hansae Yes24 Holdings Co., Ltd. (b).................        38,498
      1,198  Humax Co., Ltd. (b).................................        19,772
        340  IS Dongseo Co., Ltd. (b)............................        15,230
      2,966  JB Financial Group Co., Ltd. (b)....................        15,173
        895  Jeil Pharmaceutical Co. (b).........................        15,460
        823  Kginicis Co., Ltd. (b)..............................        13,909
        600  KISWIRE Ltd. (b)....................................        23,451
         88  KIWOOM Securities Co., Ltd. (b).....................         4,234
        584  Kolon Corp. (b).....................................        33,311


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        226  Korea District Heating Corp. (b)....................  $     12,694
        823  Korea Line Corp. (b) (c)............................        14,568
        229  Korea Petro Chemical Ind. Co., Ltd. (b).............        32,256
      2,156  KT Hitel Co., Ltd. (b) (c)..........................        17,810
        395  Kumkang Kind Co., Ltd. (b)..........................        22,858
        209  Kunsul Chemical Industrial Co., Ltd. (b)............         8,785
      1,501  Kyobo Securities Co., Ltd. (b)......................        12,486
        393  LF Corp. (b)........................................        10,870
        165  LG International Corp. (b)..........................         3,795
        713  Lutronic Corp. (b)..................................        24,868
        158  MegaStudy Co., Ltd. (b).............................         5,198
      1,812  Meritz Financial Group, Inc. (b)....................        22,066
        262  Naturalendo Tech Co., Ltd. (b) (c)..................         5,085
      1,252  NICE Holdings Co., Ltd. (b).........................        28,481
        198  OCI Materials Co., Ltd. (b).........................        15,340
        252  Poongsan Corp. (b)..................................         5,358
        567  S&T Motiv Co., Ltd. (b).............................        31,847
        324  Sajo Industries Co., Ltd. (b) (c)...................        21,664
         53  Samchully Co., Ltd. (b).............................         4,996
         44  Samlip General Foods Co., Ltd. (b)..................        11,771
        368  Sansung Life & Science Co., Ltd. (b) (c)............        13,261
        747  Seah Besteel Corp. (b)..............................        19,029
        310  SeAH Steel Corp. (b)................................        18,083
      1,984  Seoyon Co., Ltd. (b)................................        22,290
      1,148  SIMMTECH HOLDINGS Co., Ltd. (b) (c).................         3,266
        138  SK Gas Ltd. (b).....................................         9,913
      1,333  SL Corp. (b)........................................        20,963
        767  Ssangyong Cement Industrial Co., Ltd. (b) (c).......        12,707
      1,374  Sung Kwang Bend Co., Ltd. (b).......................        11,813
      1,656  Sungshin Cement Co., Ltd. (b) (c)...................        16,499
      2,769  Sungwoo Hitech Co., Ltd. (b)........................        18,519
      5,370  Tongyang Cement & Energy Corp. (b) (c)..............        26,265
        526  Unid Co., Ltd. (b)..................................        25,048
        619  WeMade Entertainment Co., Ltd. (b) (c)..............        24,705
                                                                   ------------
                                                                      1,091,247
                                                                   ------------

             SPAIN - 0.7%
      1,133  CIE Automotive S.A. (b).............................        15,780
     24,975  Inmobiliaria Colonial S.A. (b) (c)..................        17,396
        641  Laboratorios Farmaceuticos Rovi S.A. ...............         9,505
        533  Let's GOWEX S.A. (b) (c) (e)........................             0
        215  Pescanova S.A. (b) (c) (e)..........................             0
                                                                   ------------
                                                                         42,681
                                                                   ------------

             SWEDEN - 1.5%
      1,562  Bilia AB, Class A (b)...............................        31,325
      4,881  Bure Equity AB (b)..................................        25,493
      1,115  Haldex AB (b).......................................        11,750
      4,526  Mycronic AB (b).....................................        24,884


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
        713  Peab AB (b).........................................  $      4,959
                                                                   ------------
                                                                         98,411
                                                                   ------------

             SWITZERLAND - 0.9%
        483  BKW AG .............................................        18,436
        252  HBM Healthcare Investments AG, Class A (b)..........        23,786
      1,169  Mobilezone Holding AG (b)...........................        16,017
                                                                   ------------
                                                                         58,239
                                                                   ------------

             UNITED KINGDOM - 1.3%
      4,799  Amarin Corp. PLC (c)................................         9,262
      1,110  Greggs PLC (b)......................................        18,246
      1,919  Helical Bar PLC (b).................................        11,919
        771  Hunting PLC ........................................         4,676
      2,301  Just Retirement Group PLC (b).......................         5,716
      2,721  Marshalls PLC ......................................        14,687
      8,005  Quintain Estates & Development PLC (c)..............        17,044
                                                                   ------------
                                                                         81,550
                                                                   ------------
             TOTAL COMMON STOCKS ................................     6,169,755
             (Cost $6,667,987)                                     ------------


REAL ESTATE INVESTMENT TRUSTS (a) - 3.6%

             AUSTRALIA - 0.4%
     13,363  Folkestone Education Trust (b)......................        18,560
      7,277  Shopping Centres Australasia Property Group (b).....        10,002
                                                                   ------------
                                                                         28,562
                                                                   ------------

             CANADA - 0.7%
      2,891  Dream Global Real Estate Investment Trust ..........        19,150
      2,033  Milestone Apartments Real Estate Investment Trust ..        23,354
                                                                   ------------
                                                                         42,504
                                                                   ------------

             GUERNSEY - 0.4%
     30,380  Schroder Real Estate Investment Trust Ltd. .........        26,770
                                                                   ------------

             HONG KONG - 0.9%
     31,000  Prosperity Real Estate Investment Trust (b).........        10,668
     47,800  Spring Real Estate Investment Trust ................        18,812
     57,800  Sunlight Real Estate Investment Trust (b)...........        28,334
                                                                   ------------
                                                                         57,814
                                                                   ------------

             IRELAND - 0.1%
      3,196  Green REIT plc (b)..................................         5,314
                                                                   ------------

             SINGAPORE - 0.3%
     22,200  Mapletree Greater China Commercial Trust (b)........        14,533
      4,900  Mapletree Industrial Trust .........................         5,113
                                                                   ------------
                                                                         19,646
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

             UNITED KINGDOM - 0.8%
      3,093  Hansteen Holdings PLC (b)...........................  $      5,651
      7,013  Londonmetric Property PLC (b).......................        17,420
      1,771  Workspace Group PLC (b).............................        25,154
                                                                   ------------
                                                                         48,225
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       228,835
             (Cost $238,704)                                       ------------

RIGHTS - 0.0%
             UNITED KINGDOM - 0.0%
        291  Just Retirement Group PLC (b) (c)...................            21
                                                                   ------------
             TOTAL RIGHTS .......................................            21
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.8% ..........................     6,398,611
             (Cost $6,906,691) (f)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        15,615
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,414,226
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which may be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $5,704,975 or 88.9% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange it's traded and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This company has filed for protection in federal bankruptcy court.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $498,579 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,006,659.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $       148,252  $       3,513  $       144,739  $           --
    Canada....................................          411,755        411,755               --              --
    Cayman Islands............................           71,393         10,528           49,906          10,959
    Guernsey..................................           66,561         43,378           23,183              --
    Italy.....................................           96,645          6,251           90,394              --
    Marshall Islands..........................            7,259          7,259               --              --
    Netherlands...............................           50,219         13,471           36,748              --**
    Norway....................................          147,241         26,156          121,085              --
    Singapore.................................          124,739          4,516          120,223              --
    Spain.....................................           42,681          9,505           33,176              --**
    Switzerland...............................           58,239         18,436           39,803              --
    United Kingdom............................           81,550         45,669           35,881              --
    Other Country Categories*.................        4,863,221             --        4,863,221              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................        6,169,755        600,437        5,558,359          10,959
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Canada....................................           42,504         42,504               --              --
    Guernsey..................................           26,770         26,770               --              --
    Hong Kong.................................           57,814         18,812           39,002              --
    Singapore.................................           19,646          5,113           14,533              --
    Other Country Categories*.................           82,101             --           82,101              --
                                                ---------------  -------------  ---------------  --------------
       Total Real Estate Investment Trusts....          228,835         93,199          135,636              --
                                                ---------------  -------------  ---------------  --------------
Rights:
    United Kingdom............................               21             --               21              --
                                                ---------------  -------------  ---------------  --------------
       Total Rights...........................               21             --               21              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,398,611  $     693,636  $     5,694,016  $       10,959
                                                ===============  =============  ===============  ==============

*See portfolio of investments for country breakout
**Investment is valued at $0.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred investments valued at $81,234 from Level 1 to Level 2 of the fair value hierarchy and investments valued at $25,183 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold. Previously these securities were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued using quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
     Common Stocks                                              $   16,317
Net Realized Gain (Loss)                                                --
Net Change in Unrealized Appreciation/Depreciation                  (5,358)
Purchases                                                               --
Sales                                                                   --
Transfers In                                                            --
Transfers Out                                                           --
ENDING BALANCE AT SEPTEMBER 30, 2015
     Common Stocks                                                  10,959
                                                                ----------
Total Level 3 holdings                                          $   10,959
                                                                ==========

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                     23.1%
Industrials                                17.0
Materials                                  14.0
Financials                                 13.7
Consumer Staples                            9.8
Information Technology                      8.1
Energy                                      6.7
Health Care                                 6.1
Utilities                                   0.9
Telecommunication Services                  0.5
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

                                         % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION       INVESTMENTS
-------------------------------------------------------
Japanese Yen                               39.9%
South Korean Won                           17.4
Euro                                       11.9
Hong Kong Dollar                            3.7
Australian Dollar                           6.2
British Pound Sterling                      4.1
Canadian Dollar                             7.1
Singapore Dollar                            2.4
Norwegian Krone                             3.3
Danish Krone                                0.7
US Dollar                                   0.3
Swiss Franc                                 0.9
New Zealand Dollar                          0.4
Swedish Krona                               1.5
Israeli Shekel                              0.2
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 95.9%

             AUSTRIA - 0.4%
     15,401  CAT Oil AG (b)......................................  $    112,727
                                                                   ------------

             BERMUDA - 3.1%
     80,236  Hopson Development Holdings Ltd. (b) (c)............        64,093
  1,032,000  Nam Cheong Ltd. (b).................................       120,052
    115,158  Newocean Energy Holdings Ltd. (b)...................        43,660
  4,397,806  REXLot Holdings Ltd. (b)............................       249,680
    566,106  Sinofert Holdings Ltd. (b)..........................        84,569
    218,842  Skyworth Digital Holdings Ltd. (b)..................       149,521
  2,470,686  YuanShengTai Dairy Farm Ltd. (b) (c)................       176,093
                                                                   ------------
                                                                        887,668
                                                                   ------------

             BRAZIL - 5.4%
     24,447  Arteris S.A. .......................................        58,582
     39,644  Cia de Saneamento de Minas Gerais-COPASA ...........       124,497
      7,750  Cia Energetica de Sao Paulo (Preference Shares) ....        29,733
     35,431  EDP - Energias do Brasil S.A. ......................       102,597
     56,359  Eletropaulo Metropolitana Eletricidade de Sao Paulo
                S.A. (Preference Shares) (c).....................       155,664
     29,337  Equatorial Energia S.A. ............................       250,561
    165,933  Even Construtora e Incorporadora S.A. ..............       143,980
     38,904  Ez Tec Empreendimentos e Participacoes S.A. ........       113,439
    184,741  Helbor Empreendimentos S.A. ........................        89,470
     50,932  Light S.A. .........................................       148,383
     91,335  MRV Engenharia e Participacoes S.A. ................       140,303
     71,484  Oi S.A. (Preference Shares) (c).....................        50,307
     83,597  QGEP Participacoes S.A. ............................       129,049
                                                                   ------------
                                                                      1,536,565
                                                                   ------------

             CAYMAN ISLANDS - 25.8%
    285,368  Agile Property Holdings Ltd. (b)....................       149,355
    128,210  AMVIG Holdings Ltd. (b).............................        53,408
    535,158  Bosideng International Holdings Ltd. (b)............        47,909
     61,894  Chiho-Tiande Group Ltd. (b) (c).....................        41,538
  1,588,578  China Dongxiang Group Co., Ltd. (b).................       381,834
  1,114,839  China Fiber Optic Network System Group Ltd. (b).....       152,067
    137,052  China Harmony New Energy Auto Holding Ltd. (b)......        64,869
    290,213  China Lesso Group Holdings Ltd. (b).................       233,078
  2,484,048  China Lumena New Materials Corp. (b) (c)............             0
     11,550  China Metal Recycling Holdings Ltd. (b) (c).........             0
    299,195  China Shanshui Cement Group Ltd. (b) (c)............       121,608
    121,078  China ZhengTong Auto Services Holdings Ltd. (b).....        50,200
    512,526  China Zhongwang Holdings Ltd. (b)...................       196,265
    420,210  Chinasoft International Ltd. (b) (c)................       162,734
  1,270,109  CIFI Holdings Group Co., Ltd. (b)...................       225,775
     26,590  CNinsure, Inc., ADR (c).............................       203,414
    317,922  Dongyue Group Ltd. (b)..............................        82,936
    953,523  EVA Precision Industrial Holdings Ltd. (b)..........       188,310
  1,434,798  Fantasia Holdings Group Co., Ltd. (b)...............       164,247
    188,908  Fufeng Group Ltd. (b)...............................        77,498


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
  1,744,526  Future Land Development Holdings Ltd. (b)...........  $    227,037
    128,024  Greentown China Holdings Ltd. (b) (c)...............        92,567
    473,158  Hilong Holding Ltd. (b).............................        96,706
  1,482,474  Honghua Group Ltd. (b) (c) .........................       113,987
     82,394  Intime Retail Group Co., Ltd. (b)...................        85,417
    294,445  Ju Teng International Holdings Ltd. (b).............       146,415
    757,835  Kaisa Group Holdings Ltd. (b) (c)...................       114,408
    108,657  Kingboard Chemical Holdings Ltd. (b)................       133,004
    423,367  Kingboard Laminates Holdings Ltd. (b)...............       172,468
    323,409  KWG Property Holding Ltd. (b).......................       213,576
    714,215  Logan Property Holdings Co., Ltd. (b)...............       305,312
  1,808,526  Maoye International Holdings Ltd. (b)...............       235,526
      4,907  Noah Holdings Ltd., ADR (c).........................       115,265
     20,236  Phoenix New Media Ltd., ADR (c).....................        88,634
  1,001,781  Real Nutriceutical Group Ltd. (b)...................       170,498
    190,106  Sinosoft Technology Group Ltd. (b)..................        95,612
    375,790  Springland International Holdings Ltd. (b)..........        99,765
     94,375  Sunny Optical Technology Group Co., Ltd. (b)........       188,817
    285,158  TCL Multimedia Technology Holdings Ltd. ............       126,941
  1,764,478  Tiangong International Co., Ltd. (b)................       160,013
  1,065,857  Tianjin Port Development Holdings Ltd. (b)..........       170,039
    170,422  Tianneng Power International Ltd. (b) (c)...........       103,831
    121,790  United Laboratories International Holdings
                Ltd. (b) (c).....................................        62,399
     95,052  Wasion Group Holdings Ltd. (b)......................        98,574
     45,909  Wisdom Marine Lines Co., Ltd. (b)...................        51,808
    838,802  Xingda International Holdings Ltd. (b)..............       168,364
      9,682  Yeong Guan Energy Technology Group Co., Ltd. (b)....        51,153
    599,868  Yestar International Holdings Co., Ltd. ............       239,172
    483,532  Yuzhou Properties Co., Ltd. (b).....................       112,630
    889,142  Zall Development Group Ltd. (b) (c).................       594,427
     52,796  Zhen Ding Technology Holding Ltd. (b)...............       151,336
                                                                   ------------
                                                                      7,382,746
                                                                   ------------

             CHILE - 0.1%
     16,680  CAP SA .............................................        43,785
                                                                   ------------

             CHINA - 2.2%
    279,540  Beijing Capital Land Ltd. (b).......................       111,097
    449,855  China BlueChemical Ltd., Class H (b)................       121,372
    406,470  China National Materials Co., Ltd. (b)..............        99,212
    350,097  Chongqing Machinery & Electric Co., Ltd. (b)........        46,468
  1,010,849  Xiamen International Port Co., Ltd. (b).............       245,342
                                                                   ------------
                                                                        623,491
                                                                   ------------

             CYPRUS - 0.4%
     25,384  Globaltrans Investment PLC, GDR (b) (c).............       101,982
                                                                   ------------

             CZECH REPUBLIC - 1.5%
     50,035  O2 Czech Republic A.S. (b)..........................       437,924
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             EGYPT - 0.7%
     97,235  Egypt Kuwait Holding Co. SAE (b)....................  $     55,546
    296,260  Ghabbour Auto (c)...................................       117,292
     39,152  Telecom Egypt Co. (b)...............................        34,729
                                                                   ------------
                                                                        207,567
                                                                   ------------

             GREECE - 0.9%
     30,699  Metka S.A. (b)......................................       253,078
                                                                   ------------

             HONG KONG - 2.6%
    526,106  China South City Holdings Ltd. (b)..................       129,357
    528,958  China Travel International Investment Hong Kong
                Ltd. (b).........................................       194,279
     92,842  Hua Hong Semiconductor Ltd. (b) (c) (d).............        94,190
    221,053  Tianjin Development Holdings Ltd. (b)...............       136,706
  1,202,736  Welling Holding Ltd. (b)............................       199,913
                                                                   ------------
                                                                        754,445
                                                                   ------------

             INDONESIA - 3.1%
  1,704,757  Agung Podomoro Land Tbk PT (b) (c)..................        34,964
  2,219,211  Eagle High Plantation Tbk PT (b)....................        30,645
     44,384  Indo Tambangraya Megah Tbk PT (b)...................        30,065
    128,496  Lippo Cikarang Tbk PT (b) (c).......................        58,675
  2,222,499  Lippo Karawaci Tbk PT (b)...........................       171,679
    568,252  Matahari Putra Prima Tbk PT (b).....................        74,637
  7,353,855  Modernland Realty Tbk PT (b)........................       218,150
    785,438  Multipolar Tbk PT (b)...............................        16,535
  6,657,632  Panin Financial Tbk PT (b) (c)......................        87,455
  1,579,144  Timah Persero Tbk PT (b)............................        69,209
    864,629  Waskita Karya Persero Tbk PT (b)....................        91,751
                                                                   ------------
                                                                        883,765
                                                                   ------------

             MALAYSIA - 3.7%
    236,060  Berjaya Auto Bhd ...................................       105,256
  1,867,800  Berjaya Corp Bhd (b)................................       161,707
     64,200  Inari Amertron Bhd (b)..............................        49,674
     97,500  IOI Properties Group Bhd (b)........................        44,003
    602,700  JCY International Bhd (b)...........................        92,151
    489,500  KSL Holdings Bhd (b)................................       171,805
     60,700  Malaysian Pacific Industries Bhd (b)................        91,486
    228,500  My EG Services Bhd (b)..............................       146,447
    256,800  Press Metal Bhd (b).................................       120,622
    194,900  Unisem M Bhd (b)....................................        90,185
                                                                   ------------
                                                                      1,073,336
                                                                   ------------

             MARSHALL ISLANDS - 0.2%
      7,984  Aegean Marine Petroleum Network, Inc. ..............        53,812
                                                                   ------------

             MEXICO - 1.6%
    204,556  Controladora Vuela Cia de Aviacion SAB de CV (c)....       305,293
    229,786  Corp. GEO SAB de CV (b) (c) (e).....................             0


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO (CONTINUED)
     99,730  Grupo Aeromexico SAB de CV (c)......................  $    156,749
                                                                   ------------
                                                                        462,042
                                                                   ------------

             MOROCCO - 0.7%
     15,717  Residences Dar Saada (b)............................       214,661
                                                                   ------------

             PERU - 0.1%
    323,193  Volcan Cia Minera SAA ..............................        37,796
                                                                   ------------

             PHILIPPINES - 2.5%
     60,340  Cebu Air, Inc. (b)..................................       111,721
  1,023,200  D&L Industries, Inc. (b)............................       219,116
    252,200  First Gen Corp. (b).................................       119,545
     26,710  First Philippine Holdings Corp. (b).................        37,509
  1,499,600  Lopez Holdings Corp. (b)............................       188,652
    298,500  Vista Land & Lifescapes, Inc. (b)...................        32,173
                                                                   ------------
                                                                        708,716
                                                                   ------------

             POLAND - 2.8%
      3,687  Asseco Poland S.A. (b)..............................        52,473
      2,378  CCC S.A. (b)........................................       102,719
      4,007  Ciech S.A. (b) (c)..................................        76,580
     52,667  Enea S.A. (b).......................................       187,319
      5,371  Grupa Azoty S.A. (b) (c)............................       125,263
      5,185  Lubelski Wegiel Bogdanka S.A. (b)...................        77,448
    197,290  Tauron Polska Energia S.A. (b)......................       170,410
                                                                   ------------
                                                                        792,212
                                                                   ------------

             RUSSIA - 1.8%
      2,942  Acron JSC (b) (c)...................................       137,035
 15,158,986  Inter Rao Ues PJSC (b) (c)..........................       244,454
 44,422,829  OGK-2 OAO (b) (c)...................................       150,016
                                                                   ------------
                                                                        531,505
                                                                   ------------

             SOUTH AFRICA - 7.0%
     14,059  African Rainbow Minerals Ltd. (b)...................        52,764
     26,131  Assore Ltd. (b).....................................       140,280
      3,862  Astral Foods Ltd. (b)...............................        48,561
     14,852  Cashbuild Ltd. .....................................       326,876
     15,203  Clicks Group Ltd. (b)...............................        98,664
     34,755  DataTec Ltd. .......................................       155,486
     17,468  EOH Holdings Ltd. (b)...............................       187,587
     65,082  Mpact Ltd. .........................................       225,886
    101,547  Murray & Roberts Holdings Ltd. .....................        85,731
     15,075  Northam Platinum Ltd. (b) (c).......................        29,436
     46,324  Reunert Ltd. (b)....................................       203,886
     96,585  Rhodes Food Group Pty Ltd. (c)......................       156,671
     42,617  Sappi Ltd. (b) (c)..................................       130,875
    333,377  Zeder Investments Ltd. (b)..........................       167,298
                                                                   ------------
                                                                      2,010,001
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN - 18.2%
    118,112  Ardentec Corp. (b)..................................  $     77,164
    310,564  Asia Vital Components Co., Ltd. (b).................       240,419
    210,564  Chimei Materials Technology Corp. (b)...............       129,039
    171,230  China Metal Products (b)............................       149,333
    241,185  China Synthetic Rubber Corp. (b)....................       175,924
    193,017  Darwin Precisions Corp. (b).........................        69,849
     46,659  Elite Advanced Laser Corp. (b)......................       187,294
    167,450  Elite Material Co., Ltd. (b)........................       369,334
    274,894  Elitegroup Computer Systems Co., Ltd. (b)...........       163,337
     18,929  Ennoconn Corp. (b)..................................       183,569
    282,687  Formosan Rubber Group, Inc. (b).....................       154,267
    198,349  Gold Circuit Electronics Ltd. (b) (c)...............        59,452
    155,310  Highwealth Construction Corp. (b)...................       219,981
    391,935  Long Bon International Co., Ltd. (b)................       250,362
      8,257  Makalot Industrial Co., Ltd. (b)....................        68,139
    386,867  Mercuries & Associates Holdings Ltd. (b)............       248,699
     48,319  Micro-Star International Co., Ltd. (b)..............        41,094
     34,991  Nan Ya Printed Circuit Board Corp. (b)..............        34,359
    470,836  Orient Semiconductor Electronics Ltd. (b) (c).......       170,241
     18,869  PChome Online, Inc. (b).............................       217,537
     18,252  Poya International Co., Ltd. (b)....................       182,101
    166,982  Primax Electronics Ltd. (b).........................       217,692
     46,281  San Fang Chemical Industry Co., Ltd. (b)............        66,249
    119,075  Sigurd Microelectronics Corp. (b)...................        76,084
     78,731  Sitronix Technology Corp. (b).......................       229,013
     39,413  Swancor Ind Co., Ltd. (b)...........................       208,205
    265,053  TA Chen Stainless Pipe (b)..........................       120,878
    198,715  Taiwan Cogeneration Corp. (b).......................       127,490
    630,976  Taiwan Land Development Corp. (b)...................       202,796
     95,103  Taiwan Paiho Ltd. (b)...............................       259,532
     32,877  Taiwan PCB Techvest Co., Ltd. (b)...................        34,291
    348,555  Winbond Electronics Corp. (b) (c)...................        72,411
     44,542  WPG Holdings Ltd. (b)...............................        43,031
     40,839  WT Microelectronics Co., Ltd. (b)...................        40,981
    299,177  Yang Ming Marine Transport Corp. (b) (c)............        86,908
     33,396  Yungshin Construction & Development Co., Ltd. (b)...        31,806
                                                                   ------------
                                                                      5,208,861
                                                                   ------------

             THAILAND - 5.3%
    777,800  AP Thailand PCL ....................................       115,722
  2,391,700  Cal-Comp Electronics Thailand PCL ..................       208,232
    327,500  GFPT PCL ...........................................        87,075
    139,300  Gunkul Engineering PCL .............................        77,144
    140,900  KCE Electronics PCL ................................       217,396
    888,900  Tipco Asphalt PCL ..................................       722,484
  1,305,400  TPI Polene PCL .....................................        89,196
                                                                   ------------
                                                                      1,517,249
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY - 5.0%
     76,861  Aksa Akrilik Kimya Sanayii A.S. (b).................  $    247,796
     54,166  Dogus Otomotiv Servis ve Ticaret A.S. (b)...........       173,689
    116,373  Gubre Fabrikalari TAS (b)...........................       244,091
    443,325  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
                A.S. (b).........................................       181,874
    354,660  Koza Anadolu Metal Madencilik Isletmeleri
                A.S. (b) (c).....................................       244,014
    285,359  Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (b).......       219,740
    183,459  Trakya Cam Sanayii A.S. (b).........................       114,032
                                                                   ------------
                                                                      1,425,236
                                                                   ------------

             UNITED STATES - 0.1%
     14,487  CTC Media, Inc. ....................................        25,352
                                                                   ------------

             VIRGIN ISLANDS (BRITISH) - 0.7%
      3,326  Luxoft Holding, Inc. (c)............................       210,503
                                                                   ------------
             TOTAL COMMON STOCKS ................................    27,497,025
             (Cost $36,511,400)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 3.1%

             MEXICO - 0.6%
    146,087  Mexico Real Estate Management SA de CV .............       184,673
                                                                   ------------

             SOUTH AFRICA - 0.9%
    193,619  Emira Property Fund Ltd. ...........................       246,730
                                                                   ------------

             TURKEY - 1.6%
    709,321  Saf Gayrimenkul Yatirim Ortakligi A.S. (b)..........       253,310
    190,483  Torunlar Gayrimenkul Yatirim Ortakligi A.S. (b).....       191,546
                                                                   ------------
                                                                        444,856
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       876,259
             (Cost $1,069,742)                                     ------------

             TOTAL INVESTMENTS - 99.0% ..........................    28,373,284
             (Cost $37,581,142) (f)

             NET OTHER ASSETS AND LIABILITIES - 1.0% ............       288,662
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 28,661,946
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $22,108,153 or 77.13% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This company has filed for protection in federal bankruptcy court.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,575,027 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,782,885.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Austria...................................  $       112,727  $          --  $       112,727  $           --
    Bermuda...................................          887,668             --          637,988         249,680
    Cayman Islands............................        7,382,746        773,426        6,373,304         236,016
    China.....................................          623,491             --          623,491              --
    Cyprus....................................          101,982             --          101,982              --
    Czech Republic............................          437,924             --          437,924              --
    Egypt.....................................          207,567        117,292           90,275              --
    Greece....................................          253,078             --          253,078              --
    Hong Kong.................................          754,445             --          754,445              --
    Indonesia.................................          883,765             --          883,765              --
    Malaysia..................................        1,073,336        105,256          968,080              --
    Mexico....................................          462,042        462,042               --              --*
    Morocco...................................          214,661             --          214,661              --
    Philippines...............................          708,716             --          708,716              --
    Poland....................................          792,212             --          792,212              --
    Russia....................................          531,505             --          531,505              --
    South Africa..............................        2,010,001        950,650        1,059,351              --
    Taiwan....................................        5,208,861             --        5,208,861              --
    Turkey....................................        1,425,236             --        1,425,236              --
    Other Country Categories**................        3,425,062      3,425,062               --              --
                                                ---------------  -------------  ---------------  --------------
Total Common Stocks...........................       27,497,025      5,833,728       21,177,601         485,696
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Turkey....................................          444,856             --          444,856              --
    Other Country Categories** ...............          431,403        431,403               --              --
                                                ---------------  -------------  ---------------  --------------
Total Real Estate Investment Trusts...........          876,259        431,403          444,856              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    28,373,284  $   6,265,131  $    21,622,457  $      485,696
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.

** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $453,866 from Level 1 to Level 2, $98,426 from Level 2 to Level 1 and $485,696 from Level 2 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service provider due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold. Previously, these securities were valued based on quoted prices. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold. The common stocks that transferred from Level 2 to Level 3 did so as a result of the securities being halted on their primary exchanges due to negative news related to the companies.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third- party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
Common Stocks                                           $       --**
Net Realized Gain                                               --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                               485,696
Transfers Out                                                   --

ENDING BALANCE AT SEPTEMBER 30, 2015
Common Stocks                                              485,696
                                                        ----------
Total Level 3 holdings                                  $  485,696
                                                        ==========


* Investment is valued at $0.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                 21.2%
Information Technology                     19.9
Materials                                  17.1
Consumer Discretionary                     15.1
Industrials                                10.9
Utilities                                   7.7
Consumer Staples                            3.0
Energy                                      2.3
Telecommunication Services                  1.8
Health Care                                 1.0
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             AUSTRIA - 3.7%
      1,578  ams AG (b)..........................................  $     58,876
        423  Andritz AG (b)......................................        19,061
      4,602  OMV AG (b)..........................................       111,977
      6,042  Verbund AG .........................................        80,138
      3,451  Voestalpine AG (b)..................................       118,654
                                                                   ------------
                                                                        388,706
                                                                   ------------

             BELGIUM - 7.2%
        430  Ackermans & van Haaren N.V. (b).....................        63,029
      2,817  Ageas (b)...........................................       115,769
        206  Anheuser-Busch InBev N.V. (b).......................        21,909
      2,705  bpost S.A. (b)......................................        64,324
        580  Colruyt S.A. (b)....................................        27,954
      1,405  Delhaize Group S.A. (b).............................       124,540
      1,525  Groupe Bruxelles Lambert S.A. (b)...................       115,083
      2,166  Proximus S.A. (b)...................................        74,926
      1,222  Sofina S.A. (b).....................................       135,996
                                                                   ------------
                                                                        743,530
                                                                   ------------

             FINLAND - 7.3%
      2,012  Elisa OYJ (b).......................................        68,060
      6,016  Fortum OYJ (b)......................................        89,012
      3,252  Huhtamaki OYJ (b)...................................        99,377
      2,367  Kesko OYJ, Class B (b)..............................        83,841
      3,858  Neste OYJ (b).......................................        88,792
     16,548  Nokia OYJ (b).......................................       113,152
      1,691  Nokian Renkaat OYJ (b)..............................        54,740
     12,711  Outokumpu OYJ (b) (c)...............................        29,351
      7,360  Stora Enso OYJ, Class R (b).........................        55,690
      5,195  UPM-Kymmene OYJ (b).................................        77,981
                                                                   ------------
                                                                        759,996
                                                                   ------------

             FRANCE - 21.3%
        485  Accor S.A. (b)......................................        22,740
      1,004  AXA S.A. (b)........................................        24,376
      2,576  Bouygues S.A. (b)...................................        91,419
      1,233  Cap Gemini S.A. (b).................................       110,110
        285  Casino Guichard Perrachon S.A. (b)..................        15,178
        669  Christian Dior S.A. (b).............................       125,340
      1,152  Cie de Saint-Gobain (b).............................        49,997
      1,017  Cie Generale des Etablissements Michelin (b)........        93,050
      1,443  CNP Assurances (b)..................................        20,050
      3,441  Credit Agricole S.A. (b)............................        39,615
      5,113  Engie S.A. (b)......................................        82,731
        712  Euler Hermes Group(b)...............................        66,054
      2,891  Faurecia (b)........................................        90,162
      3,528  Groupe Eurotunnel SE (b)............................        48,067
        137  L'Oreal S.A. (b)....................................        23,813
      1,684  Lagardere SCA (b)...................................        46,662


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
        431  LVMH Moet Hennessy Louis Vuitton SE (b).............  $     73,375
      6,894  Natixis S.A. (b)....................................        38,171
      6,289  Orange S.A. (b).....................................        95,337
      6,037  Peugeot S.A. (b) (c)................................        91,476
      1,915  Plastic Omnium S.A. (b).............................        43,992
      1,389  Renault S.A. (b)....................................       100,220
        361  Safran S.A. (b).....................................        27,144
        357  Sartorius Stedim Biotech (b)........................       106,252
        749  SCOR SE (b).........................................        26,897
      4,609  Societe Television Francaise 1 (b)..................        64,819
      1,468  Suez Environnement Co. (b)..........................        26,379
      1,252  Technip SA (b)......................................        59,249
      1,106  Teleperformance (b).................................        83,920
      1,525  TOTAL S.A. (b)......................................        68,599
        846  Valeo S.A. (b)......................................       114,868
      2,671  Veolia Environnement S.A. (b).......................        60,915
        689  Vicat S.A. (b)......................................        43,039
      1,768  Vinci S.A. (b)......................................       112,425
      1,018  Vivendi S.A. (b)....................................        24,118
                                                                   ------------
                                                                      2,210,559
                                                                   ------------

             GERMANY - 21.3%
        145  Allianz SE (b)......................................        22,779
        508  BASF SE (b).........................................        38,854
        168  Bayer AG (b)........................................        21,554
        809  Bayerische Motoren Werke AG (b).....................        70,579
        843  Brenntag AG (b).....................................        45,483
        320  Continental AG (b)..................................        68,347
      1,312  Daimler AG (b)......................................        95,518
      2,181  Deutsche Bank AG (b)................................        58,859
        620  Deutsche Boerse AG (b)..............................        53,471
      1,799  Deutsche Lufthansa AG (b) (c).......................        25,044
      5,520  Deutsche Telekom AG (b).............................        98,264
      2,961  Deutsche Wohnen AG (b)..............................        79,190
        919  Duerr AG (b)........................................        64,652
        845  Fraport AG Frankfurt Airport Services
                Worldwide (b)....................................        52,249
      2,515  Freenet AG (b)......................................        83,208
      1,214  Fresenius Medical Care AG & Co. KGaA (b)............        94,880
      2,117  Fresenius SE & Co. KGaA (b).........................       142,110
      1,045  GEA Group AG (b)....................................        39,846
      1,241  Hannover Rueck SE (b)...............................       127,117
        638  HeidelbergCement AG (b).............................        43,813
        214  Henkel AG & Co. KGaA (Preference Shares) (b)........        22,041
      6,343  Infineon Technologies AG (b)........................        71,266
      3,096  K+S AG (b)..........................................       103,881
        617  KION Group AG (b)...................................        27,417
        971  Krones AG (b).......................................       102,336
        318  LEG Immobilien AG (b)...............................        26,309
        900  Merck KGaA (b)......................................        79,683


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
        774  MTU Aero Engines Holding AG (b).....................  $     64,800
        235  Muenchener Rueckversicherungs - Gesellschaft AG in
                Muechen (b)......................................        43,890
        507  OSRAM Licht AG (b)..................................        26,267
      1,286  Porsche Automobil Holding SE (Preference
                Shares) (b)......................................        54,714
      2,060  ProSiebenSat.1 Media SE (b).........................       101,116
      3,959  RWE AG (b)..........................................        44,989
        400  Symrise AG (b)......................................        24,101
        962  ThyssenKrupp AG (b).................................        16,904
        474  Volkswagen AG (Preference Shares) (b)...............        52,068
        219  Wacker Chemie AG (b)................................        16,657
                                                                   ------------
                                                                      2,204,256
                                                                   ------------

             GREECE - 1.0%
     11,409  Hellenic Telecommunications Organization S.A. (b)...       100,247
                                                                   ------------

             IRELAND - 3.0%
        971  CRH PLC (b).........................................        25,633
      2,669  Kingspan Group PLC (b)..............................        64,504
        296  Paddy Power PLC (b).................................        34,248
      4,229  Ryanair Holdings PLC (b)............................        62,040
      4,501  Smurfit Kappa Group PLC (b).........................       121,266
                                                                   ------------
                                                                        307,691
                                                                   ------------

             ITALY - 11.8%
     72,965  A2A S.p.A. (b)......................................        90,583
     49,775  Banca Popolare di Milano Scarl (b)..................        49,214
      2,331  De'Longhi S.p.A. (b)................................        57,273
     54,127  Enel Green Power S.p.A. (b).........................       102,347
      5,835  Eni S.p.A. (b)......................................        91,787
      2,226  EXOR S.p.A. (b).....................................        97,042
     10,619  Finmeccanica S.p.A. (b) (c).........................       132,980
     21,528  Hera S.p.A. (b).....................................        55,895
     22,298  Intesa Sanpaolo S.p.A. (b)..........................        78,772
        807  Luxottica Group S.p.A (b)...........................        55,929
      2,706  Recordati S.p.A. (b)................................        62,442
      7,435  Saipem S.p.A (b) (c)................................        59,618
      2,368  Salvatore Ferragamo S.p.A (b).......................        63,159
     15,619  Snam SpA (b)........................................        80,217
    107,745  Telecom Italia S.p.A. (b) (c).......................       132,777
      8,676  UnipolSai S.p.A. (b)................................        18,866
                                                                   ------------
                                                                      1,228,901
                                                                   ------------

             LUXEMBOURG - 2.3%
      3,150  APERAM S.A. (b) (c).................................        85,179
      8,045  ArcelorMittal (b)...................................        41,720
      9,009  Tenaris S.A. (b)....................................       108,310
                                                                   ------------
                                                                        235,209
                                                                   ------------

             NETHERLANDS - 6.0%
      6,404  Aegon N.V. (b)......................................        36,721


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS (CONTINUED)
        389  Airbus Group SE (b).................................  $     23,037
      2,569  Boskalis Westminster N.V. (b).......................       112,452
      2,684  Delta Lloyd N.V. (b)................................        22,553
      1,836  Heineken Holding N.V. (b)...........................       130,900
      6,412  Koninklijke Ahold N.V. (b)..........................       125,085
      2,082  Randstad Holding N.V. (b)...........................       124,443
      1,548  Wolters Kluwer N.V. (b).............................        47,739
                                                                   ------------
                                                                        622,930
                                                                   ------------

             PORTUGAL - 3.4%
     33,761  EDP - Energias de Portugal S.A. (b).................       123,684
      6,034  Jeronimo Martins SGPS S.A. (b)......................        81,437
     10,472  NOS SGPS S.A. (b)...................................        86,500
     16,933  Portucel S.A. (b)...................................        58,857
                                                                   ------------
                                                                        350,478
                                                                   ------------

             SPAIN - 10.1%
      6,475  Abengoa S.A. (b)....................................         9,491
        984  Acciona S.A. (b)....................................        69,830
      6,219  Acerinox S.A. (b)...................................        55,605
      6,872  Almirall S.A. (b)...................................       122,703
      1,702  Bolsas y Mercados Espanoles SHMSF S.A. (b)..........        57,576
      7,353  EDP Renovaveis S.A. (b).............................        48,322
      2,650  Enagas S.A. (b).....................................        75,990
      3,922  Endesa S.A. (b).....................................        82,709
      1,188  Ferrovial S.A. (b) (c)..............................        28,417
     10,000  Gamesa Corp. Tecnologica S.A. (b)...................       138,818
      4,500  Gas Natural SDG S.A. (b)............................        87,805
     15,973  Iberdrola S.A. (b) (c)..............................       106,432
      1,575  Industria de Diseno Textil (b)......................        52,812
        311  Red Electrica Corp. S.A. (b)........................        25,824
      6,970  Repsol S.A. (b).....................................        81,292
                                                                   ------------
                                                                      1,043,626
                                                                   ------------

             UNITED KINGDOM - 1.1%
      2,796  Dialog Semiconductor PLC (b) (c)....................       112,172
                                                                   ------------
             TOTAL COMMON STOCKS ................................    10,308,301
             (Cost $11,590,440)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.2%

             FRANCE - 0.2%
         95  Unibail-Rodamco SE (b)..............................        24,622
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................        24,622
             (Cost $25,545)                                        ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.7% ..........................  $  10,332,923
             (Cost $11,615,985) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............        32,194
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 10,365,117
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $10,252,785 or 98.92% of net assets. Certain of these securities are fair valued using the factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $344,047 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,627,109.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A- Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
     Austria..................................  $       388,706  $      80,138  $       308,568  $           --
     Other Country Categories*................        9,919,595             --        9,919,595              --
                                                ---------------  -------------  ---------------  --------------
        Total Common Stocks...................       10,308,301         80,138       10,228,163              --
Real Estate Investment Trusts*................           24,622             --            24,622             --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    10,332,923  $      80,138  $     10,252,785 $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $80,138 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

pricing service due to the change in value between the foreign markets' close and they NYSE close on December 31, 2014, exceeding a certain threshold.

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                     17.0%
Industrials                                15.9
Financials                                 14.0
Utilities                                  12.9
Materials                                  10.2
Telecommunication Services                  6.5
Energy                                      6.5
Consumer Staples                            6.4
Health Care                                 6.1
Information Technology                      4.5
                                          ------
TOTAL                                     100.0%
                                          ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (NYSE Arca ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca ticker "FLN") First Trust Brazil AlphaDEX(R) Fund - (The NASDAQ(R) Stock Market LLC
         ("NASDAQ") ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (NASDAQ ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (NASDAQ ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (NASDAQ ticker "FKO")
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (NASDAQ ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (NASDAQ ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (NASDAQ ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (NASDAQ ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (NASDAQ ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (NASDAQ ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (NYSE
         Arca ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (NYSE Arca
         ticker "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (NASDAQ ticker "FEUZ")

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' Investment Advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2015 (UNAUDITED)

 Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2015, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2015 (UNAUDITED)

of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds at September 30, 2015, were received as collateral for lending securities.

                              3. SUBSEQUENT EVENTS

Effective October 13, 2015, each of the Funds listed below changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of a NASDAQ AlphaDEX(R) Equity Index (each, a "New Index"). Each New Index is a modified equal-dollar weighted index developed and maintained by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Funds' Index Provider changed to NASDAQ OMX.

Also as of October 13, 2015, each Fund listed below no longer lists or trades its shares on the NYSE Arca and instead lists and trades its shares on NASDAQ under the same ticker symbol. No Fund's CUSIP number changed in connection with the changes in investment objective and listing exchange.

FUND                                                        INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund          NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                         NASDAQ AlphaDEX(R) Europe Index
First Trust Latin America AlphaDEX(R) Fund                  NASDAQ AlphaDEX(R) Latin America Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund        NASDAQ AlphaDEX(R) Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund               NASDAQ AlphaDEX(R) Emerging Markets Index
First Trust Developed Markets ex-US Small Cap               NASDAQ AlphaDEX(R) Developed Markets ex-US Small
   AlphaDEX(R) Fund                                            Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund     NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund II
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 19, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 19, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 19, 2015
     --------------------

* Print the name and title of each signing officer under his or her signature.